UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-05518

                                             The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

                                                 Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                         Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments

May 31, 2014

(Unaudited)

	Par
	(000)	Value
CERTIFICATES OF DEPOSIT—43.1%
Domestic Certificates Of Deposit—4.6%
Citibank N.A.
0.230%, 11/07/14	$5,000	$5,000,000
State Street Bank and Trust Co.
0.200%, 09/08/14	4,000	4,000,000
Wells Fargo Bank NA (a)
0.220%, 11/26/14	8,000	8,000,000
0.260%, 02/17/15	4,000	4,000,000
0.150%, 03/13/15	6,000	6,000,000

		27,000,000

Euro Dollar Certificates Of Deposit—1.0%
National Australia Bank Ltd., London (a)
0.224%, 10/23/14	6,000	6,000,000

Yankee Dollar Certificates Of Deposit—37.5% (b)
Australia & New Zealand Banking Ltd., New York (a)
0.220%, 02/25/15	5,000	5,000,000
Bank of Montreal, Chicago (a)
0.220%, 09/05/14	8,000	8,000,000
0.232%, 04/09/15	4,000	4,000,000
Bank of Nova Scotia, Houston (a)
0.280%, 08/08/14	7,000	7,000,000
0.200%, 11/06/14	5,000	5,000,000
0.220%, 12/01/14	5,000	5,000,000
BNP Paribas SA, New York
0.650%, 06/03/14	3,000	3,000,033
0.300%, 08/04/14	5,000	5,000,000
Canadian Imperial Bank of Commerce, New York (a)
0.233%, 06/13/14	1,910	1,910,000
Credit Agricole CIB, New York
0.250%, 09/04/14	6,000	6,000,000
Credit Agricole Corporate & Investment Bank, New York
0.080%, 06/02/14	14,852	14,852,000
Credit Suisse, New York
0.200%, 08/07/14	8,000	8,000,000
0.295%, 11/14/14	7,000	7,000,000
Deutsche Bank AG, New York (a)
0.310%, 08/22/14	4,000	4,000,000
Mizuho Bank Ltd., New York
0.200%, 06/23/14	4,000	4,000,000

	Par
	(000)	Value
CERTIFICATES OF DEPOSIT—(Continued)
Yankee Dollar Certificates Of Deposit—(Continued)
0.250%, 08/29/14	$6,000	$6,000,000
0.200%, 09/03/14	2,000	2,000,000
National Australia Bank Ltd., New York (a)
0.237%, 08/08/14	5,000	5,000,107
National Bank of Canada, New York (a)
0.250%, 02/24/15	4,000	4,000,000
National Bank of Canada., New York
0.260%, 12/19/14	1,900	1,900,000
Natixis, New York (a)(d)
0.270%, 08/04/14	6,000	5,999,840
Nordea Bank Finland PLC., New York
0.240%, 02/17/15	3,000	3,000,000
Norinchukin Bank, New York
0.100%, 06/04/14	12,000	12,000,000
Rabobank Nederland NV, New York
0.268%, 09/16/14 (a)	12,000	12,000,000
0.350%, 01/12/15	6,000	6,000,000
0.277%, 04/14/15(a)	4,000	4,000,000
Royal Bank of Canada, New York
0.280%, 10/10/14 (a)	4,000	4,000,000
0.235%, 10/23/14	3,000	3,000,000
0.260%, 12/05/14(a)	6,000	6,000,000
0.260%, 01/21/15(a)	5,000	5,000,000
0.260%, 02/04/15(a)	3,000	3,000,000
Skandinaviska Enskilda Banken, New York
0.250%, 07/14/14	5,000	5,000,000
0.250%, 10/06/14	4,000	4,000,000
Societe Generale, New York (a)(d)
0.321%, 08/04/14	3,000	3,000,000
Sumitomo Mitsui Banking Corp., New York
0.250%, 09/12/14	2,750	2,749,922
0.250%, 10/14/14	7,000	7,000,130
Sumitomo Mitsui Trust Bank Ltd., New York
0.220%, 08/04/14	3,000	3,000,000
0.250%, 10/22/14	5,000	4,999,999
Toronto Dominion Bank, New York
0.220%, 07/24/14 (a)	4,000	4,000,000
0.250%, 08/12/14	5,000	5,000,000
0.250%, 10/08/14	3,000	3,000,000

The accompanying notes are an integral part of the portfolio of investments.

1

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

May 31, 2014

(Unaudited)

	Par
	(000)	Value
CERTIFICATES OF DEPOSIT—(Continued)
Yankee Dollar Certificates Of Deposit—(Continued)
Westpac Banking Corp., New York (a)
0.220%, 10/08/14	$10,000	$10,000,000

		222,412,031

TOTAL CERTIFICATES OF DEPOSIT (Cost $255,412,031)		255,412,031

COMMERCIAL PAPER—34.3%
Asset Backed—13.6%
Antalis US Funding Corp (c)
0.100%, 06/06/14	8,000	7,999,911
Barton Capital LLC (c)
0.050%, 06/03/14	8,000	7,999,989
Bedford Row Funding Corp. (c)
0.300%, 11/25/14	5,000	4,992,667
CAFCO LLC (c)
0.240%, 08/19/14	5,500	5,497,140
CHARTA LLC (c)
0.160%, 08/06/14	5,000	4,998,556
CRC Funding LLC (c)
0.160%, 06/03/14	2,550	2,549,989
0.220%, 08/01/14	4,744	4,742,261
Fairway Finance Co. LLC (a)
0.180%, 06/06/14	4,000	4,000,000
0.181%, 06/18/14	5,000	5,000,000
NIEUW Amsterdam Receivables Corp (c)
0.180%, 08/26/14	4,000	3,998,300
Old Line Funding LLC (c)
0.230%, 06/09/14	4,000	3,999,821
0.220%, 07/25/14	4,000	3,998,704
Scaldis Capital LLC (c)
0.190%, 06/23/14	7,000	6,999,224
Starbird Funding Corp (c)
0.090%, 06/05/14	5,000	4,999,962
0.220%, 06/16/14	9,000	8,999,230

		80,775,754

Banks—20.2%
ANZ New Zealand Intl Ltd (a)
0.241%, 06/16/14	5,000	5,000,000
BNP Paribas Finance Inc. (c)
0.320%, 06/10/14	4,000	3,999,716

	Par
	(000)	Value
COMMERCIAL PAPER—(Continued)
Banks—(Continued)
BNZ International (c)
0.160%, 06/26/14	$5,000	$4,999,467
0.220%, 07/07/14(c)	5,000	4,998,930
BPCE SA (c)
0.250%, 07/07/14	8,000	7,998,056
0.250%, 08/01/14(c)	3,000	2,998,750
Commonwealth Bank of Australia (a)
0.230%, 06/30/14	5,000	5,000,000
0.237%, 08/20/14	3,000	3,000,000
0.227%, 08/25/14	1,450	1,450,000
Credit Suisse, New York (c)
0.300%, 11/25/14	5,000	4,992,789
HSBC Bank PLC (a)
0.220%, 06/09/14	3,000	3,000,000
0.252%, 06/09/14	3,000	3,000,000
0.250%, 06/11/14	3,000	3,000,000
0.241%, 06/19/14	5,000	5,000,000
ING US Funding LLC (c)
0.250%, 09/02/14	10,000	9,993,611
Macquarie Bank Ltd. (c)
0.280%, 08/19/14	4,000	3,997,573
Mizuho Funding LLC (c)
0.210%, 07/24/14	7,000	6,997,927
Nordea Bank AB (c)
0.200%, 06/09/14	6,000	5,999,767
0.240%, 08/12/14(c)	5,000	4,997,633
0.220%, 08/26/14(c)	4,250	4,247,843
NRW BANK (c)
0.090%, 06/03/14	6,000	5,999,985
Sumitomo Mitsui Banking Corp (c)
0.210%, 07/02/14	8,000	7,998,600
Westpac Banking Corp. (a)
0.220%, 06/30/14	4,000	4,000,000
0.239%, 07/17/14	5,000	5,000,000
0.300%, 01/02/15(c)	2,000	1,996,433

		119,667,080

Other Commercial Paper—0.5%
CPPIB Capital Inc (c)
0.300%, 02/09/15	3,200	3,193,280

The accompanying notes are an integral part of the portfolio of investments.

2

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

May 31, 2014

(Unaudited)

TOTAL COMMERCIAL PAPER (Cost $203,636,114)		203,636,114

MUNICIPAL BONDS—8.4%
California—1.1%
California Housing Finance Agency Revenue, Series A, RB (LOC: Fannie Mae, Freddie Mac) (a)(d)
0.050%, 06/04/14	$2,900	$2,900,000
San Francisco, City & County Redevelopment Agency, Multifamily Revenue, Series A, RB (LOC: Fannie Mae) (a)(d)
0.060%, 06/05/14	3,700	3,700,000

		6,600,000

Connecticut—0.9%
Connecticut State, Health & Educational Facilities Authority Revenue, New Haven Hospital, Series K-2, RB (LOC: JPMorgan Chase Bank) (a)(d)
0.050%, 06/04/14	5,055	5,055,000

New Jersey—0.8%
New Jersey State, Housing & Mortgage Financial Agency Revenue, Variable Amount Single Family Housing, Series V (SPA - BNP Paribas) (a)(d)
0.060%, 06/05/14	4,800	4,800,000

New York—4.3%
New York City, Housing Development Corp., Multifamily Rent Housing Revenue, Series A, RB (LOC: Fannie Mae) (a)(d)
0.070%, 06/04/14	6,000	6,000,000
New York City, Industrial Development Agency Civic Facility Revenue, New York Law School Project, Series A, RB (LOC: JPMorgan Chase Bank) (a)(d)
0.050%, 06/05/14	4,335	4,335,000
New York State Dormitory Authority, City University, Series D, RB (LOC: TD Bank NA) (a)(d)
0.040%, 06/05/14	4,950	4,950,000
New York State, Housing Finance Agency Revenue, RB (LOC: Freddie Mac) (a)(d)
0.060%, 06/04/14	5,200	5,200,000

	Par
	(000)	Value
MUNICIPAL BONDS—(Continued)
New York—(Continued)
Westchester County, Health Care Revenue, RB (LOC: TD Bank NA) (a)(d)
0.130%, 06/04/14	$5,000	$5,000,000

		25,485,000

Tennessee—1.3%
Eclipse Funding Trust, Various 2007-0005- Solar Eclipse-Blount, RB (LOC: U.S. Bank NA) 144A (a)(d)
0.060%, 06/05/14	8,000	8,000,000

TOTAL MUNICIPAL BONDS
(Cost $49,940,000)		49,940,000

VARIABLE RATE OBLIGATIONS—0.8%
Banks—0.8%
Svenska Handelsbanken AB (a)
0.281%, 11/14/14	4,900	4,900,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $4,900,000)		4,900,000

AGENCY OBLIGATIONS—1.0%
Fannie Mae
0.120%, 02/27/15 (a)	6,000	5,998,884

TOTAL AGENCY OBLIGATIONS
(Cost $5,998,884)		5,998,884

U.S. TREASURY OBLIGATIONS—7.7%
U.S. Treasury Bills (c)
0.080%, 08/21/14	8,000	7,998,489
0.080%, 09/11/14	8,000	7,998,148
0.050%, 10/16/14	5,000	4,999,037
0.110%, 01/08/15	3,190	3,187,703
0.120%, 04/02/15	5,000	4,994,891
U.S. Treasury Notes
0.250%, 10/31/14	8,000	8,003,829
2.375%, 10/31/14	8,000	8,072,866

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $45,254,963)		45,254,963

The accompanying notes are an integral part of the portfolio of investments.

3

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Concluded)

May 31, 2014

(Unaudited)

	Par
	(000)	Value
REPURCHASE AGREEMENTS—4.7%

Deutsche Bank Securities Inc.
(Tri-Party Agreement dated 05/30/14 to be repurchased at $13,000,058, collateralized by $13,220,000 par value, various U.S. Government Sponsored Agency Obligations, 1.550%-5.375%, due 10/29/2019-08/15/2024, Fair Value of the collateral is $13,261,224)

0.080%, 06/02/14	$13,000	$13,000,000

Morgan Stanley & Co. LLC
(Tri-Party Agreement dated 05/30/14 to be repurchased at $15,000,067, collateralized by $15,397,931 par value, various U.S. Government Sponsored Agency Obligations, 3.000%-4.500%, due 09/01/2028-09/01/2043, Fair Value of the collateral is $15,450,001)

0.080%, 06/02/14	15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,000,000)		28,000,000

TOTAL INVESTMENTS AT VALUE—100.0% (Cost $593,141,992)*		593,141,992

OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%		54,349

NET ASSETS (APPLICABLE TO 592,777,066 BEDFORD SHARES AND 419,275 SANSOM STREET SHARES)—100.0%		$593,196,341

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(a)	Variable Rate Security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rate disclosed represents the discount rate at the time of purchase.
(d)	Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

LOC	Line of Credit
PLC	Public Liability Company
RB	Revenue Bond

The accompanying notes are an integral part of the portfolio of investments.

4

THE RBB FUND, INC.

Money Market Portfolio

Notes to Schedule of Investments

May 31, 2014

(Unaudited)

SECURITY VALUATION — Securities held in the Money Market Portfolio (“Portfolio”) are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value (“NAV”) per share at $1.00.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;
• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3	—	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Portfolio’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Investments in Securities*	$593,141,992	$—	$593,141,992	$—

* Please refer to the Schedule of Investments for industry and security type breakouts.

Securities held in the Portfolio are valued at amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and

5

THE RBB FUND, INC.

Money Market Portfolio

Notes to Schedule of Investments

May 31, 2014

(concluded)

out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	Number
	Of Shares	Value
Common Stocks—99.2%
Basic Industry—2.1%
Constellium, N.V., Class A *	34,549	$1,006,758
Endeavour Silver Corp. *	184,786	704,035
Ferro Corp. *	150,311	1,923,981
Neenah Paper, Inc.	13,909	678,481
Ternium SA, SP ADR	8,648	245,863
Xerium Technologies, Inc. *	23,470	323,417

		4,882,535

Communications—7.9%
Bitauto Holdings Ltd., ADR *	76,378	3,180,380
CDW Corp.	63,321	1,862,271
Clicksoftware Technologies Ltd. *	982	8,131
comScore, Inc. *	326	10,181
Comverse, Inc. *	14,175	350,831
Constant Contact Inc. *	44,561	1,316,332
CTC Media, Inc.	93,951	955,482
Earthlink Holdings Corp.	49,317	179,514
EchoStar Corp., Class A *	12,812	654,309
ePlus Inc. *	5,079	288,030
Inteliquent, Inc.	149,325	2,236,889
Lee Enterprises, Inc. *	52,509	214,237
Liberty Ventures, Series A *	31,160	2,069,024
Lionbridge Technologies, Inc. *	3,962	22,306
Logmein Inc. *	21,889	931,815
Marchex, Inc., Class B	18,782	194,018
Radio One, Inc., Class D *	5,220	23,229
RF Micro Devices, Inc. *	210,732	1,982,988
ShoreTel, Inc. *	3,118	21,701
YY, Inc., ADR *	31,340	2,040,547

		18,542,215

Consumer Cyclical—14.1%
ANN, Inc. *	49,594	1,927,719
Arctic Cat, Inc.	10,144	378,371
Barnes & Noble, Inc. *	134,309	2,436,365
Buffalo Wild Wings, Inc. *	15,068	2,177,477
Cash America International, Inc.	247	11,735
Cavco Industries Inc. *	2,212	169,815
Citi Trends, Inc. *	5,025	101,304
Core-Mark Holding Co., Inc.	27,925	2,308,839
Express, Inc. *	113,458	1,430,705
Famous Dave’s of America Inc. *	16	513
Foot Locker, Inc.	44,700	2,153,646
Fuel Systems Solutions, Inc. *	2,947	28,792
Gentherm, Inc. *	45,325	1,864,217

	Number
	Of Shares	Value
Consumer Cyclical—(continued)
Hawaiian Holdings, Inc. *	136,484	$2,107,313
Infosonics Corp. *	6,082	14,475
Jack in the Box, Inc.	34,456	1,989,145
Kimball International, Inc., Class B	30,761	496,175
Kona Grill, Inc. *	1,864	36,478
Marriott Vacations Worldwide Corp. *	7,949	450,311
Modine Manufacturing Co. *	16,925	258,445
Motorcar Parts of America, Inc. *	1,571	37,421
Oshkosh Truck Corp.	21,755	1,175,858
Pantry, Inc., (The) *	7,331	123,821
Rentrak Corp. *	177	9,146
Republic Airways Holdings, Inc. *	136,671	1,437,779
Rite Aid Corp. *	355,519	2,972,139
ScanSource, Inc. *	30,278	1,123,314
Skechers U.S.A., Inc., Class A *	48,497	2,158,117
Steelcase, Inc., Class A	1,315	21,553
Strattec Security Corp.	463	30,558
Tenneco, Inc. *	33,783	2,153,666
Tower International, Inc. *	36,155	1,107,789
Universal Electronics, Inc. *	8,925	405,909

		33,098,910

Consumer Growth—21.7%
Affymetrix, Inc. *	120,457	994,975
Alliance HealthCare Services, Inc. *	6,112	182,871
Anika Therapeutics, Inc. *	45,229	2,118,074
ARC Document Solutions, Inc. *	4,485	27,807
Biocryst Pharmaceuticals Inc. *	1,672	16,653
BioTelemetry, Inc. *	8,181	60,049
Cal-Maine Foods Inc.	4,690	327,174
Charles River Laboratories International, Inc. *	37,831	2,026,985
China Distance Education Holdings, Ltd.	2,488	44,784
CONMED Corp.	44,921	2,016,953
Corvel Corp. *	14,496	684,501
Cytokinetics Inc. *	45,766	228,372
Depomed, Inc. *	5,585	66,629
Dyax Corp. *	19,347	159,613
Enzo Biochem Inc. *	8,583	35,276
Enzon Pharmaceuticals, Inc.	67,546	60,886
Euronet Worldwide, Inc. *	44,611	2,102,963
Farmer Bros. Co. *	1,407	27,887
Global Cash Access Holdings, Inc. *	56,424	502,174
H&E Equipment Services, Inc. *	38,045	1,318,259
Health Net, Inc. *	9,206	368,056

The accompanying notes are an integral part of the portfolio of investments.

1

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

	Number
	Of Shares	Value
Consumer Growth—(continued)
HealthSouth Corp.	57,586	$2,022,420
Hill International, Inc. *	23,546	149,517
Huron Consulting Group, Inc. *	33,578	2,279,275
ICON PLC *	46,029	1,945,646
Impax Laboratories, Inc. *	29,407	816,338
Information Services Group, Inc. *	19,006	97,501
Ingles Markets, Inc., Class A	1,636	42,896
InterMune Inc. *	47,096	1,865,944
Korn/Ferry International, Inc. *	62,889	1,909,939
Lannett Co., Inc. *	58,573	2,447,180
Liberator Medical Holdings, Inc.	8,756	32,310
Ligand Pharmaceuticals Inc. *	32,423	2,162,938
Live Nation Entertainment, Inc. *	89,859	2,131,455
Mannatech, Inc. *	623	9,034
Manpowergroup, Inc.	25,350	2,078,193
MoneyGram International, Inc. *	81,722	1,077,096
Monster Worldwide Inc. *	26,283	148,762
Natus Medical, Inc. *	32,482	800,681
Navigant Consulting, Inc. *	42,623	717,345
Nektar Therapeutics *	165,657	1,943,157
NuVasive, Inc. *	36,171	1,205,941
OncoGenex Pharmaceutical Inc. *	21,978	83,297
Orthofix International, N.V. *	6,090	192,992
Performant Financial Corp. *	4,356	41,338
Pilgrim’s Pride Corp. *	120,183	3,057,456
Providence Service Corp., (The) *	5,859	235,532
RadNet Inc. *	18,588	118,220
Repligen Corp. *	31,922	614,179
Sanderson Farms, Inc.	25,407	2,350,402
SEI Investments Co.	57,457	1,892,059
Sinovac Biotech Ltd. *	1,938	12,151
TAL Education Group, ADR *	84,181	1,935,321
Taro Pharmaceutical Industries, Ltd. *	893	95,140
TrueBlue, Inc. *	36,641	997,002
Vascular Solutions, Inc. *	10,489	214,815
Zalicus, Inc. *	35,704	38,917

		51,133,330

Energy—9.7%
Clayton Williams Energy, Inc. *	5,826	725,861
Clean Energy Fuels Corp. *	1,200	13,296
Comstock Resources, Inc.	108,286	2,944,296
Enlink Midstream Llc	33,366	1,377,015
Green Plains Renewable Energy, Inc.	115,614	3,378,241

	Number
	Of Shares	Value
Energy—(continued)
Hydrogenics Corp. *	100	$1,655
Matrix Service Co. *	59,692	1,948,944
Murphy USA, Inc. *	47,918	2,438,068
Pattern Energy Group, Inc.	6,809	206,653
PBF Energy Inc., Class A	33,995	1,084,780
Pioneer Energy Services Corp. *	127,351	2,024,881
Renewable Energy Group, Inc. *	96,622	955,592
REX American Resources Corp. *	20,644	1,434,964
SM Energy Co.	23,434	1,776,532
Superior Energy Services, Inc.	63,537	2,108,793
Warren Resources, Inc. *	78,311	358,664

		22,778,235

Financial—18.7%
AerCap Holdings N.V. *	80,895	3,813,390
Ally Financial Inc. *	34,083	802,995
Argo Group International Holdings Ltd.	1,500	72,675
Aspen Insurance Holdings Ltd.	50,199	2,306,644
Assurant, Inc.	28,982	1,965,269
Assured Guaranty Ltd.	74,612	1,822,025
Axis Capital Holdings Ltd.	42,778	1,967,360
Calamos Asset Management, Inc., Class A	108,027	1,344,936
E*TRADE Financial Corp. *	88,072	1,794,027
E-House China Holdings Ltd., ADR	106,791	1,005,971
Employers Holdings Inc.	5,508	115,833
Endurance Specialty Holdings, Ltd.	4,100	212,052
Erie Indemnity Co., Class A	13,430	1,017,054
FBR & Co. *	7,749	202,249
Federated National Holding Co.	5,594	131,123
First Bancorp Puerto Rico *	7,800	37,986
First Citizens BancShares, Inc., Class A	15	3,297
First NBC Bank Holding Co. *	3,948	133,837
Fulton Financial Corp.	22,071	263,748
Genworth Financial, Inc., Class A *	178,518	3,033,021
HFF, Inc., Class A	64,984	2,100,283
Hilltop Holdings, Inc. *	200	4,150
Infinity Property & Casualty Corp.	1,423	91,086
Interactive Brokers Group, Inc., Class A	85,848	1,976,221
Investment Technology Group, Inc. *	133,289	2,549,819
Janus Capital Group, Inc.	12,791	149,399
KCG Holdings Inc., Class A *	576	6,906
Kemper Corp.	200	6,990
Legg Mason, Inc.	919	44,884

The accompanying notes are an integral part of the portfolio of investments.

2

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

	Number
	Of Shares	Value
Financial—(continued)
Manning & Napier, Inc.	14,901	$254,658
MBIA, Inc. *	160,547	1,888,033
National General Holdings Corp.	54	886
Navigators Group, Inc., (The) *	28,002	1,744,805
Nelnet, Inc., Class A	6,740	277,486
OneBeacon Insurance Group Ltd., Class A	584	8,929
PartnerRe Ltd.	19,300	2,072,241
Piper Jaffray Cos., Inc. *	47,588	2,095,300
Protective Life Corp.	4,370	228,551
Reinsurance Group of America, Inc.	24,149	1,887,486
Selective Insurance Group, Inc.	11,829	281,175
Symetra Financial Corp.	98,776	2,059,480
Talmer Bancorp Inc., Class A *	751	10,191
Waddell & Reed Financial, Inc., Class A	29,566	1,785,195
WSFS Financial Corp.	7,712	523,799

		44,093,445

Industrial—10.4%
AECOM Technology, Corp. *	60,617	1,948,230
AEP Industries, Inc. *	1,921	61,222
AMERCO, Inc.	7,946	2,193,891
ARC Group Worldwide Inc. *	846	10,550
ArcBest Corp.	54,289	2,321,941
Argan, Inc.	16,919	518,567
Arotech Corp. *	54,569	236,284
Broadwind Energy, Inc. *	34,599	385,433
Caesarstone Sdot-Yam Ltd. *	48,976	2,212,491
CIRCOR International, Inc.	12,158	927,169
Federal Signal Corp.	74,489	1,021,989
Flextronics International Ltd.	195,492	1,988,154
GATX Corp.	3,700	243,645
Graphic Packaging Holding Co. *	191,665	2,106,398
Greenbrier Cos., Inc., (The) *	36,800	2,042,400
Huntington Ingalls Industries Inc.	18,772	1,874,009
Mueller Water Products, Inc., Class A	216,044	1,821,251
Navigator Holdings Ltd. *	4,892	120,050
Nuverra Environmental Solutions Inc. *	2,267	38,584
Orbital Sciences Corp. *	7,366	192,842
Patrick Industries, Inc. *	903	34,133
PGT, Inc. *	35,211	303,167
Trinity Industries Inc.	22,739	1,967,606

		24,570,006

	Number
	Of Shares	Value
Technology—14.4%
Aspen Technology, Inc. *	51,066	$2,195,327
Brocade Communications Systems, Inc. *	277,310	2,529,067
Callidus Software, Inc. *	39,421	414,315
Cascade Microtech, Inc. *	828	9,911
ChipMOS Technologies Bermuda Ltd.	16,293	397,712
Cimatron, Ltd. *	11,099	73,364
Digital River, Inc. *	52,959	833,575
Dot Hill Systems Corp. *	16,833	72,214
Epam Systems Inc. *	17,120	720,238
Fair Isaac Corp.	730	42,997
FormFactor, Inc. *	3,919	28,452
iGATE Corp. *	48,378	1,686,941
Insight Enterprises, Inc. *	30,478	828,392
Integrated Device Technology, Inc. *	169,090	2,248,897
Intersil Corp., Class A	155,812	2,192,275
Lattice Semiconductor Corp. *	112,593	890,611
Manhattan Associates, Inc. *	78,800	2,557,848
Marvell Technology Group, Ltd.	122,951	1,914,347
MedAssets, Inc. *	42,598	997,645
NetScout Systems, Inc. *	23,220	902,561
Omnicell, Inc. *	69,283	1,838,078
OmniVision Technologies, Inc. *	106,124	2,385,668
ON Semiconductor Corp. *	213,298	1,853,560
Silicon Image, Inc. *	205,581	1,075,189
Skyworks Solutions, Inc.	45,300	1,961,943
Take-Two Interactive Software, Inc. *	106,189	2,190,679
Unisys Corp. *	30,900	725,223
Varonis Systems Inc. *	7,281	178,312

		33,745,341

Utility—0.2%
Dynegy Inc. *	5,425	182,823
Just Energy Group, Inc.	3,909	21,969
One Gas Inc.	871	31,905
Ormat Technologies, Inc.	213	6,343
Pampa Energia SA, SP ADR *	15,334	136,158

		379,198

TOTAL COMMON STOCKS (Cost $199,537,387)		233,223,215

Short-Term Investments—1.1%
BofA Cash Reserves Fund	2,625,302	2,625,302

TOTAL SHORT-TERM INVESTMENTS (Cost $2,625,302)		2,625,302

The accompanying notes are an integral part of the portfolio of investments.

3

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2014 (UNAUDITED)

Total Investments—100.3% (Cost $202,162,689) **	$235,848,517

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%	(592,818)

NET ASSETS—100.0%	$235,255,699

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$202,162,689

Gross unrealized appreciation	$38,999,453
Gross unrealized depreciation	(5,313,625)

Net unrealized appreciation	$33,685,828

ADR	— American Depositary Receipt.
SP ADR	— Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the portfolio of investments.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2014 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities;

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Total Investments*	$235,848,517	$235,848,517	$—	$—

* See Portfolio of Investments detail for security type and sector classification breakout.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting on national exchanges.

5

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONCLUDED)

May 31, 2014 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

May 31, 2014

(Unaudited)

	Number
	of Shares	Value
EQUITY FUNDS — 99.8%
U.S. Large Cap Value Portfolio III(a)	21,769,997	$537,718,915
U.S. Large Company Portfolio(a)	17,603,876	267,930,987
U.S. Micro Cap Portfolio(b)	13,674,719	267,340,757
U.S. Small Cap Portfolio(b)	8,778,009	267,553,722
U.S. Small Cap Value Portfolio(b)	12,579,317	445,810,997

Total Equity Funds (Cost $1,196,265,089)		1,786,355,378

TOTAL INVESTMENTS — 99.8% (Cost $1,196,265,089)*		1,786,355,378

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,704,964

NET ASSETS — 100.0%		$1,789,060,342

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,196,265,089

Gross unrealized appreciation	$590,090,289
Gross unrealized depreciation	—

Net unrealized appreciation	$590,090,289

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

May 31, 2014

(Unaudited)

	Number
	of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.8%
Asia Pacific Small Company Portfolio(a)	722,048	$17,191,974
Canadian Small Company Series(b)	1,303,692	16,541,850
Continental Small Company Portfolio(a)	1,461,065	33,998,982
Continental Small Company Series(b)	125,086	8,906,494
DFA International Small Cap Value Portfolio(a)	24,850,085	538,501,341
DFA International Value Portfolio III(c)	22,524,843	402,068,442
Emerging Markets Portfolio(a)	2,627,210	70,724,482
Emerging Markets Small Cap Portfolio(a)	3,030,909	65,679,802
Emerging Markets Value Portfolio(a)	2,302,321	66,122,668
Japanese Small Company Portfolio(a)	1,618,410	30,361,380
Large Cap International Portfolio(a)	2,885,615	67,263,693
United Kingdom Small Company Portfolio(a)	234,276	9,216,437
United Kingdom Small Company Series(b)	237,346	15,108,447

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,083,303,894)		1,341,685,992

TOTAL INVESTMENTS — 99.8%
(Cost $1,083,303,894)*		1,341,685,992

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,491,074

NET ASSETS — 100.0%		$1,344,177,066

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,083,303,894

Gross unrealized appreciation	$ 258,382,098
Gross unrealized depreciation	—

Net unrealized appreciation	$258,382,098

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

May 31, 2014

(Unaudited)

	Number
	of Shares		Value
FIXED INCOME FUNDS — 99.4%
DFA Five-Year Global Fixed Income Portfolio(a)	38,369,086		$423,594,713
DFA Inflation-Protected Securities Portfolio(a)	7,035,041		85,194,344
DFA Intermediate Government Fixed Income Portfolio(a)	16,094,148		203,269,092
DFA One-Year Fixed Income Portfolio(a)	40,242,114		415,701,040
DFA Short-Term Government Portfolio(a)	12,670,242		135,698,288
DFA Two-Year Global Fixed Income Portfolio(a)	42,326,563		424,112,161

TOTAL FIXED INCOME FUNDS (Cost $1,690,015,495)			1,687,569,638

TOTAL INVESTMENTS — 99.4% (Cost $1,690,015,495)*			1,687,569,638

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			9,557,863

NET ASSETS — 100.0%		$	1,697,127,501

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,690,015,495

Gross unrealized appreciation	$ 4,262,773
Gross unrealized depreciation	(6,708,630)

Net unrealized depreciation	$(2,445,857)

(a)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

3

FREE MARKET FUNDS

Notes to Portfolio of Investments

May 31, 2014 (unaudited)

PORTFOLIO VALUATION – The Free Market U.S. Equity Fund, Free Market International Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) investments in the underlying funds are valued at their net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	May 31, 2014	Price	Input	Input

Investments in Securities*	$ 1,786,355,378	$ 1,786,355,378	$ -	$ -

* Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	May 31, 2014	Price	Input	Input

Investments in Securities*	$ 1,341,685,992	$ 1,341,685,992	$ -	$ -

* Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	May 31, 2014	Price	Input	Input

Investments in Securities*	$ 1,687,569,638	$ 1,687,569,638	$ -	$ -

* Please refer to the Portfolio of Investments for further details.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of

4

FREE MARKET FUNDS

Notes to Portfolio of Investments

May 31, 2014 (unaudited)

(concluded)

contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each of the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

5

MATSON MONEY VI PORTFOLIO

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

May 31, 2014

(Unaudited)

	Number
	of Shares	Value
INTERNATIONAL EQUITY FUNDS — 98.7%
DFA International Small Cap Value Portfolio(a)	39,141	$848,177
DFA International Value Portfolio III(b)	50,862	907,881
Emerging Markets Portfolio(a)	5,836	157,103
Emerging Markets Small Cap Portfolio(a)	6,795	147,258
Emerging Markets Value Portfolio(a)	5,084	146,007
VA International Small Portfolio(b)	39,988	516,245
VA International Value Portfolio(b)	11,022	151,331
Large Cap International Portfolio(a)	6,244	145,539

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,941,561)		3,019,541

TOTAL INVESTMENTS — 98.7% (Cost $2,941,561) *		3,019,541

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		40,159

NET ASSETS — 100.0%		$3,059,700

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$2,941,561

Gross unrealized appreciation	$77,980
Gross unrealized depreciation	—

Net unrealized appreciation	$77,980

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MATSON MONEY VI PORTFOLIO

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

May 31, 2014

(Unaudited)

	Number
	of Shares	Value
FIXED INCOME FUNDS — 98.8%
DFA Five-Year Global Fixed Income Portfolio(a)	58,302	$643,657
DFA Inflation Protected Securities Portfolio(a)	26,534	321,324
DFA Intermediate Government Fixed Income Portfolio(a)	61,115	771,884
DFA One-Year Fixed Income Portfolio(a)	142,194	1,468,868
DFA Short-Term Fixed Portfolio(a)	12,620	128,848
DFA Short-Term Government Portfolio(a)	48,123	515,392
DFA Two-Year Global Fixed Income Portfolio(a)	160,739	1,610,601
VA Global Bond Portfolio(a)	88,820	965,472

TOTAL FIXED INCOME FUNDS (Cost $6,394,069)		6,426,046

TOTAL INVESTMENTS — 98.8% (Cost $6,394,069) *		6,426,046

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		78,253

NET ASSETS — 100.0%		$6,504,299

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,394,069

Gross unrealized appreciation	$31,977

Gross unrealized depreciation	—

Net unrealized appreciation	$31,977

(a)	A portfolio of DFA Investment Dimensions Group Inc.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

MATSON MONEY VI PORTFOLIO

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

May 31, 2014

(Unaudited)

	Number
	of Shares	Value
EQUITY FUNDS — 98.6%
U.S. Large Cap Value Portfolio III(a)	45,858	$1,132,694
U.S. Large Company Portfolio(a)	42,427	645,737
U.S. Micro Cap Portfolio(b)	33,156	648,196
U.S. Small Cap Portfolio(b)	21,292	648,994
U.S. Small Cap Value Portfolio(b)	12,231	433,457
VA U.S. Large Value Portfolio(b)	7,616	174,186
VA U.S. Targeted Value Portfolio(b)	34,093	650,148

TOTAL EQUITY FUNDS (Cost $4,233,256)		4,333,412

TOTAL INVESTMENTS — 98.6% (Cost $4,233,256) *		4,333,412

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		62,381

NET ASSETS — 100.0%		$4,395,793

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,233,256

Gross unrealized appreciation	$103,477
Gross unrealized depreciation	(3,321)

Net unrealized appreciation	$100,156

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

See accompanying Notes to the Quarterly Portfolio of Investments.

3

Matson Money VI Portfolios

Notes to Portfolio of Investments

May 31, 2014 (unaudited)

PORTFOLIO VALUATION— The Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio, and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”) investments in the underlying funds are valued at their net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Portfolio`s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Portfolio’s investments carried at fair value:

MATSON MONEY US EQUITY VI PORTFOLIO

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	May 31, 2014	Price	Input	Input
Investments in Securities*	$ 4,333,412	$ 4,333,412	$ -	$ -

*Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	May 31, 2014	Price	Input	Input
Investments in Securities*	$ 3,019,541	$ 3,019,541	$ -	$ -

*Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	May 31, 2014	Price	Input	Input
Investments in Securities*	$ 6,426,046	$ 6,426,046	$ -	$ -

*Please refer to the Portfolio of Investments for further details.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

Matson Money VI Portfolios

Notes to Portfolio of Investments

May 31, 2014 (unaudited)

(Concluded)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio`s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio`s may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Portfolio to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Portfolio`s.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

5

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments

May 31, 2014

(Unaudited)

	Shares	Value
COMMON STOCKS† - 99.8%
Basic Materials — 3.4%
Balchem	15,334	$845,517
Globe Specialty Metals	12,830	256,472
Horsehead Holding*	31,115	515,887
Polyone	20,673	829,607

		2,447,483

Communications — 14.4%
Allot Communications*	35,670	473,698
ClickSoftware Technologies	68,045	563,413
Constant Contact*	30,790	909,537
Finisar*	25,110	596,362
GTT Communications*	53,620	573,734
IntraLinks Holdings*	54,655	476,045
Kofax Ltd.*	80,510	660,182
LogMein*	19,520	830,966
NIC	26,691	442,270
NICE Systems, Ltd, SP ADR	17,040	668,479
Perficient*	31,680	558,835
Perion Network*	79,843	823,181
RigNet*	12,828	608,304
ShoreTel*	114,340	795,806
Sizmek*	51,140	498,104
SPS Commerce*	9,235	525,379
Zix*	133,375	440,138

		10,444,433

Consumer Cyclical — 17.3%
Allegiant Travel	5,910	679,650
Bloomin’ Brands*	21,850	455,354
Brown Shoe	25,110	706,846
Casey’s General Stores	11,290	804,187
Core-Mark Holding	11,735	970,250
Destination XL Group*	124,141	656,706
Gentherm*	20,198	830,744
G-III Apparel Group*	6,300	461,916
Grand Canyon Education*	7,410	326,410
Helen of Troy Ltd.*	7,370	427,165
La-Z-Boy	23,791	580,976
Motorcar Parts of America*	24,878	592,594
Pool	10,780	622,329
Popeyes Louisiana Kitchen*	8,770	376,408
Potbelly*	27,390	433,036
Restoration Hardware Holdings*	7,410	492,617
Rite Aid*	104,660	874,958
Spirit Airlines*	2,690	158,898
Steven Madden Ltd.*	17,440	555,638
Tenneco*	5,940	378,675
Texas Roadhouse	22,410	566,525
UniFirst	5,430	537,298

		12,489,180

	Shares	Value
Consumer Non-cyclical — 22.0%
Akorn*	29,942	$837,478
Align Technology*	14,840	810,412
Anacor Pharmaceuticals*	29,110	392,985
Barrett Business Services	8,790	414,536
Capella Education	3,495	200,054
Cardtronics*	18,300	530,334
Corvel*	15,470	730,493
CoStar Group*	1,910	302,830
Heartland Payment Systems	10,630	440,614
ICON, PLC*	19,097	807,230
Insulet*	8,140	298,168
Inter Parfums	17,300	516,751
KAR Auction Services	24,150	737,541
Lannett*	14,860	620,851
Ligand Pharmaceuticals, Cl B*	11,048	737,012
Matthews International	16,000	656,000
MAXIMUS	17,718	791,640
MiMedx Group*	98,463	538,593
Natus Medical*	11,830	291,610
Novadaq Technologies*	36,643	533,889
Sagent Pharmaceuticals*	25,790	577,954
SunOpta*	61,930	832,958
Supernus Pharmaceuticals*	71,200	634,392
Team Health Holdings*	14,480	735,150
Thoratec*	22,297	738,477
TravelCenters of America*	56,964	484,764
TreeHouse Foods, Inc.*	10,230	766,738

		15,959,454

Energy — 9.0%
Aegean Marine Petroleum Network	55,170	558,872
Carrizo Oil & Gas*	11,420	656,193
Flotek Industries*	19,650	557,667
Geospace Technologies*	1,085	55,031
Key Energy Services*	28,270	227,574
Matador Resources*	24,170	601,350
Oasis Petroleum*	10,960	542,520
Primoris Services	27,860	807,104
Sanchez Energy*	16,350	562,930
Synergy Resources*	62,751	736,697
Ultra Petroleum*	26,130	706,033
Western Refining	12,450	510,699

		6,522,670

Financial — 3.5%
Boston Private Financial Holdings	25,989	328,501
Cubesmart, REIT	26,420	481,901
Endurance Specialty Holdings	12,570	650,120
International Bancshares	9,500	228,949
Pinnacle Financial Partners	10,950	377,994
WageWorks*	11,310	457,829

		2,525,294

The accompanying notes are an integral part of the portfolio of investments.

1

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

May 31, 2014

(Unaudited)

	Shares	Value
Industrial — 17.4%
AAON	2,819	$87,953
Altra Industrial Motion	13,790	471,480
AMERCO	2,060	568,766
Astronics*	10,860	595,780
Barnes Group	19,306	721,658
Belden	7,270	523,367
Berry Plastics Group*	29,065	686,225
Covanta Holding	38,360	732,292
Diana Shipping*	31,830	346,947
DXP Enterprises*	4,319	300,473
EnPro Industries*	8,230	604,000
Generac Holdings	14,630	712,188
Graphic Packaging Holding*	69,770	766,772
Methode Electronics	24,199	753,799
Park-Ohio Holdings	12,800	674,304
PGT*	64,783	557,782
Power Solutions International*	8,525	664,865
Regal-Beloit	7,060	538,890
SunPower Corp.*	17,240	574,782
Swift Transportation*	25,630	634,599
Taser International*	46,845	621,633
Tutor Perini*	16,070	492,224

		12,630,779

Technology — 12.8%
Acxiom Corp.*	11,772	267,578
Aspen Technology*	13,010	559,300
AVG Technologies NV*	35,404	685,421
GT Advanced Technologies*	43,040	725,654
iGATE*	13,900	484,693
Integrated Device Technology*	28,010	372,533
Liveperson, Inc.*	45,278	431,047
Mellanox Technologies Ltd.*	16,610	524,544
Mentor Graphics	26,600	563,654
Netscout Systems, Inc.*	21,230	825,210

	Shares	Value
Technology — (Continued)
Omnicell*	24,430	$648,128
PROS Holdings*	15,850	364,550
PTC, Inc.*	19,150	704,720
SS&C Technologies Holdings*	20,140	858,971
Tyler Technologies*	8,950	699,264
Ultimate Software Group*	4,140	526,318

		9,241,585

TOTAL COMMON STOCKS (Cost $ 60,735,893)		72,260,878

TOTAL INVESTMENTS - 99.8% (Cost $ 60,735,893)**		72,260,878

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		169,375

NET ASSETS - 100.0%		$72,430,253

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$60,735,893

Gross unrealized appreciation	$13,458,970
Gross unrealized depreciation	(1,933,985)

Net unrealized appreciation	$11,524,985

Cl	Class
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

2

PERIMETER

SMALL CAP GROWTH FUND

Notes to the Portfolio of Investments

May 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Perimeter Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of May 31, 2014, there were no fair valued securities.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

— Level 1	—	quoted prices in active markets for identical securities;

— Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Total Investments*	$72,260,878	$72,260,878	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

3

PERIMETER

SMALL CAP GROWTH FUND

Notes to the Portfolio of Investments (Concluded)

May 31, 2014

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—96.7%

Basic Industries—3.3%
Cloud Peak Energy, Inc. *	47,325	$874,093
Graphic Packaging Holding Co. *	318,145	3,496,413
PolyOne Corp.	15,344	615,755
Schweitzer-Mauduit International, Inc.	30,850	1,285,828
Sensient Technologies Corp.	9,595	525,806

		6,797,895

Capital Goods—14.9%
Actuant Corp., Class A	52,645	1,870,477
Aegion Corp. *	57,080	1,368,208
Ampco-Pittsburgh Corp.	17,245	372,319
Brady Corp., Class A	27,203	738,017
Cabot Corp.	26,745	1,512,430
Cubic Corp.	20,025	974,216
Curtiss-Wright Corp.	18,695	1,245,648
Drew Industries, Inc.	23,585	1,144,344
Globe Specialty Metals, Inc.	82,320	1,645,577
Granite Construction, Inc.	32,370	1,149,782
Hillenbrand, Inc.	32,650	988,968
Huntington Ingalls Industries, Inc.	17,040	1,701,103
LSB Industries, Inc. *	28,925	1,103,778
MRC Global, Inc. *	61,050	1,757,629
Mueller Industries, Inc.	34,200	985,644
Orion Marine Group, Inc. *	124,735	1,410,753
Rofin-Sinar Technologies, Inc. *	7,000	162,680
Stock Building Supply Holdings, Inc. *	80,435	1,539,526
Terex Corp.	42,985	1,653,203
WESCO International, Inc. *	31,255	2,669,802
World Fuel Services Corp.	96,772	4,486,350

		30,480,454

Consumer Durables—3.3%
Tempur Sealy International, Inc. *	37,955	2,086,007
Thor Industries, Inc.	44,540	2,672,400
Tower International, Inc. *	62,235	1,906,880

		6,665,287

Consumer Non-Durables—3.5%
Alliance One International, Inc. *	92,050	228,284

	Number of Shares	Value

Consumer Non-Durables—(continued)
Fresh Del Monte Produce, Inc.	26,465	$766,691
Matthews International Corp., Class A	11,315	463,915
Nu Skin Enterprises, Inc., Class A	10,075	743,938
Skechers U.S.A., Inc., Class A *	31,895	1,419,327
Steven Madden Ltd. *	39,277	1,251,365
Take-Two Interactive Software, Inc. *	52,620	1,085,551
Universal Corp. (a)	20,750	1,111,162

		7,070,233

Consumer Services—20.2%
Abercrombie & Fitch Co., Class A	83,555	3,175,926
ABM Industries, Inc.	22,920	625,028
Aeropostale, Inc. * (a)	36,470	142,598
American Eagle Outfitters, Inc. (a)	62,870	674,595
Asbury Automotive Group, Inc. *	56,480	3,650,867
Ascena Retail Group, Inc. *	62,165	1,037,845
Booz Allen Hamilton Holding Corp.	49,545	1,096,431
Brink’s Co., (The)	42,485	1,134,350
CBIZ, Inc. *	56,985	486,082
Ennis, Inc.	22,725	344,284
Finish Line, Inc., (The), Class A	119,995	3,440,257
FTD Cos, Inc. *	44,640	1,334,290
FTI Consulting, Inc. *	52,110	1,681,590
G&K Services, Inc., Class A	19,182	993,819
Group 1 Automotive, Inc.	19,065	1,534,732
Heidrick & Struggles International, Inc.	41,320	771,858
ICF International, Inc. *	15,730	585,156
International Speedway Corp., Class A	42,598	1,324,372
KAR Auction Services, Inc.	82,205	2,510,541
Knoll, Inc.	49,943	876,000
Korn/Ferry International *	19,595	595,100
Live Nation Entertainment, Inc. *	49,890	1,183,391
MAXIMUS, Inc.	39,145	1,748,999
Men’s Wearhouse, Inc., (The)	56,600	2,817,548
Navigant Consulting, Inc. *	128,885	2,169,134
Papa Murphy’s Holdings Inc. * (a)	128,021	1,401,830
Rent-A-Center, Inc.	33,035	923,659

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Consumer Services—(continued)
RPX Corp. *	110,955	$1,803,019
Steiner Leisure Ltd. *	8,405	337,713
Viad Corp.	15,570	357,176
XO Group, Inc. *	45,385	516,935

		41,275,125

Energy—2.6%
Bristow Group, Inc.	17,440	1,325,091
Contango Oil & Gas Co. *	11,510	494,815
Forum Energy Technologies, Inc.*	25,340	837,234
Helix Energy Solutions Group, Inc.*	35,090	820,404
Rosetta Resources, Inc. *	19,255	907,488
Western Refining, Inc. (a)	25,260	1,036,165

		5,421,197

Finance—17.7%
Ameris Bancorp *	25,098	527,309
AMERISAFE, Inc.	19,645	756,529
Apollo Investment Corp.	39,395	330,130
BBCN Bancorp, Inc.	142,025	2,165,881
Centerstate Banks, Inc.	58,160	617,659
Columbia Banking System, Inc.	30,065	744,710
Cowen Group, Inc., Class A *	29,185	120,534
Federal Agricultural Mortgage Corp., Class C	5,860	181,777
Fifth Street Finance Corp.	98,295	913,161
First American Financial Corp.	102,945	2,884,519
First Citizens Bancshares, Inc., Class A	3,560	782,417
First NBC Bank Holding Co. *	35,470	1,202,433
FirstMerit Corp.	67,401	1,258,377
Flushing Financial Corp.	28,520	567,263
Gladstone Capital Corp. (a)	16,670	165,700
Global Indemnity PLC *	15,158	400,777
Heritage Financial Corp.	36,690	577,867
Infinity Property & Casualty Corp.	11,885	760,759
JMP Group, Inc.	71,505	464,782
Maiden Holdings Ltd.	170,765	2,090,164
Nationstar Mortgage Holdings, Inc. * (a)	53,385	1,866,340
Navigators Group, Inc., (The) *	9,470	590,076
Nelnet, Inc., Class A	41,816	1,721,565

	Number of Shares	Value

Finance—(continued)
Park Sterling Corp.	46,540	$300,183
PHH Corp. *	103,630	2,639,456
Platinum Underwriters Holdings Ltd.	25,710	1,649,296
Safety Insurance Group, Inc.	10,740	553,969
Stancorp Financial Group, Inc.	14,860	893,086
Stewart Information Services Corp.	69,855	2,240,948
SVB Financial Group *	10,315	1,087,717
Symetra Financial Corp.	82,505	1,720,229
Walker & Dunlop, Inc. *	99,175	1,465,807
Walter Investment Management Corp. * (a)	44,535	1,287,507
Washington Federal, Inc.	30,470	634,690

		36,163,617

Health Care—9.9%
Amsurg Corp. *	22,475	1,017,668
Centene Corp. *	15,100	1,125,252
Chemed Corp. (a)	17,620	1,551,970
Hanger Orthopedic Group, Inc. *	47,440	1,441,227
ICON PLC *	24,220	1,023,779
Integra LifeSciences Holdings Corp. *	31,500	1,415,925
Kindred Healthcare, Inc.	88,187	2,188,801
LHC Group, Inc. *	18,360	373,993
LifePoint Hospitals, Inc. *	16,030	981,677
Omnicell, Inc. *	27,255	723,075
Owens & Minor, Inc.	28,302	981,513
PAREXEL International Corp. *	23,735	1,197,431
Select Medical Holdings Corp.	95,040	1,439,856
Symmetry Medical, Inc. *	126,990	1,120,052
U.S. Physical Therapy, Inc.	79,374	2,661,410
VCA Antech, Inc. *	28,095	945,397

		20,189,026

Real Estate Investment Trusts—9.3%
Altisource Residential Corp., Class B	27,530	767,812
American Capital Mortgage Investment Corp.	31,190	637,212
American Residential Properties, Inc. *	61,105	1,118,222
Anworth Mortgage Asset Corp.	130,887	706,790

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number
	of Shares	Value

Real Estate Investment Trusts—(continued)
Ares Commercial Real Estate Corp.	99,515	$1,246,923
Chatham Lodging Trust	54,990	1,237,275
Colony Financial, Inc.	23,745	526,189
CYS Investments, Inc.	232,680	2,149,963
Gladstone Commercial Corp.	19,205	345,114
Hatteras Financial Corp.	98,495	1,998,464
Javelin Mortgage Investment Corp. (a)	66,035	886,850
MFA Financial, Inc.	306,350	2,521,261
Monmouth Real Estate Investment Corp., Class A	75,090	711,102
QTS Realty Trust, Inc.	17,255	502,121
Silver Bay Realty Trust Corp.	44,432	705,136
Two Harbors Investment Corp.	280,035	2,948,768

		19,009,202

Technology—10.2%
Bel Fuse, Inc., Class B	30,986	850,256
Belden, Inc.	42,940	3,091,251
Brooks Automation, Inc.	47,990	465,983
Coherent, Inc. *	7,750	464,845
Electronics for Imaging, Inc. *	30,150	1,226,803
EnerSys, Inc.	50,710	3,501,018
Imation Corp. *	32,590	111,784
Insight Enterprises, Inc. *	20,805	565,480
Integrated Device Technology, Inc. *	84,215	1,120,059
Lexmark International, Inc., Class A	21,880	953,749
Magnachip Semiconductor Corp. *	45,275	562,315
NETGEAR, Inc. *	30,755	1,010,917
Sykes Enterprises, Inc. *	87,435	1,764,438
SYNNEX Corp. *	44,200	2,922,062
TeleTech Holdings, Inc. *	21,645	570,995
Teradyne, Inc. *	29,440	524,032
TriQuint Semiconductor, Inc. *	79,310	1,234,064

		20,940,051

Transportation—0.8%
Diana Shipping, Inc. * (a)	41,980	457,582
Landstar System, Inc.	9,145	593,785

	Number
	of Shares	Value

Transportation—(continued)
Quality Distribution, Inc. *	46,280	$665,969

		1,717,336

Utilities—1.0%
PNM Resources, Inc.	68,665	1,954,206

TOTAL COMMON STOCK (Cost $ 134,416,872)		197,683,629

SECURITIES LENDING COLLATERAL—3.7%

BlackRock Liquidity TempFund, Institutional Shares	7,677,905	7,677,905

TOTAL SECURITIES LENDING COLLATERAL (Cost $ 7,677,905)		7,677,905

TOTAL INVESTMENTS 100.4% (Cost $ 142,094,777)**		205,361,534

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.4)%		(896,786)

NET ASSETS—100.0%		$204,464,748

PLC	— Public Limited Company
*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At May 31, 2014, the market value of securities on loan was $7,576,808.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$	142,094,777

Gross unrealized appreciation	$	67,301,520
Gross unrealized depreciation		(4,034,763)

Net unrealized appreciation	$	63,266,757

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (Unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2014 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Common Stock *	$197,683,629	$197,683,629	$—	$—
Securities Lending Collateral	7,677,905	7,677,905	—	—

Total Assets	$205,361,534	$205,361,534	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number
	of Shares	Value

LONG POSITIONS—99.4%
RIGHTS—0.0%
Quotient Ltd. Wts Exp: 10/25/2014	$117,930	$35,379
TOTAL RIGHTS (Cost $159,909)		35,379

COMMON STOCK—96.6%
Basic Industries—8.5%
AEP Industries, Inc. * †	205,491	6,548,998
African Minerals Ltd. *	717,854	1,284,482
Alcoa, Inc. †	213,998	2,912,513
Arch Coal, Inc. (a)	704,185	2,506,899
Barrick Gold Corp. (a)	93,417	1,504,948
Berry Plastics Group, Inc. * †	249,367	5,887,555
Cameco Corp.	200,499	4,009,980
Cloud Peak Energy, Inc. *	210,196	3,882,320
Crown Holdings, Inc. * †	136,584	6,672,128
Eldorado Gold Corp. (a)	278,741	1,602,761
Freeport-McMoRan Copper & Gold, Inc. †	146,425	4,985,771
Goldcorp, Inc.	74,304	1,736,484
Greif, Inc., Class B †	43,250	2,584,188
Koppers Holdings, Inc. †	133,926	4,866,871
Newmont Mining Corp. †	68,085	1,558,466
Owens-Illinois, Inc. * †	139,813	4,645,986
Pan American Silver Corp. † (a)	216,205	2,674,456
POSCO - ADR	45,698	3,234,961
Royal Gold Inc. †	17,425	1,092,896
Steel Dynamics, Inc. †	315,023	5,440,447
Universal Stainless & Alloy Products, Inc. *	52,865	1,593,351
Yamana Gold, Inc.	278,448	2,049,377

		73,275,838

Capital Goods—7.9%
AECOM Technology Corp. * †	180,866	5,813,033
Aggreko PLC	90,235	2,521,362
Alamo Group, Inc.	9,790	507,514
Cemex SAB de CV ADR * †	344,208	4,429,957
Cubic Corp. †	82,371	4,007,349
Fluor Corp. †	67,257	5,049,656
General Cable Corp. †	123,375	3,146,063
Global Brass & Copper Holdings, Inc. †	388,108	6,256,301
Global Power Equipment Group, Inc. †	159,801	2,641,511
Joy Global, Inc. †	93,509	5,344,039

	Number
	of Shares	Value

Capital Goods—(continued)
Masonite International Corp. * †	51,752	$2,725,778
Orion Marine Group, Inc. * †	311,176	3,519,401
Rofin-Sinar Technologies, Inc. * †	168,241	3,909,921
Safran SA - ADR †	201,474	3,372,675
Stanley Black & Decker, Inc.	47,431	4,145,469
URS Corp. †	119,608	5,382,360
WaterFurnace Renewable Energy, Inc. †	75,611	1,628,548
World Fuel Services Corp. †	74,677	3,462,026

		67,862,963

Communications—4.8%
China Unicom Hong Kong Ltd. ADR (a)	355,071	5,311,862
Comcast Corp., Class A †	121,112	6,322,046
Hawaiian Telcom Holdco, Inc. * †	226,091	6,314,722
IAC/InterActiveCorp. †	41,957	2,777,973
Iridium Communications, Inc. * (a)	1,639,520	12,984,998
Support.Com, Inc. *	432,205	994,072
Verisign, Inc *	89,283	4,471,293
Vonage Holdings Corp. *	488,017	1,854,465

		41,031,431

Consumer Durables—1.3%
Cooper-Standard Holding, Inc. * †	26,574	1,700,736
Dorel Industries, Inc., Class B	176,200	6,718,506
Helen of Troy Ltd. * †	45,820	2,655,727

		11,074,969

Consumer Non-Durables—6.2%
Anheuser-Busch InBev NV - Sponsored ADR †	50,176	5,515,346
Archer-Daniels-Midland Co. †	65,615	2,948,738
Central Garden and Pet Co., Class A *	663,647	5,282,630
Crimson Wine Group Ltd * †	277,686	2,457,521
Dean Foods Co. †	254,546	4,424,009
Energizer Holdings, Inc. †	61,599	7,145,484
Hanesbrands, Inc. †	48,162	4,085,582
Leucadia National Corp. †	216,681	5,557,868
Lorillard, Inc. †	93,384	5,805,683
Ralph Lauren Corp.	29,062	4,460,436
Unilever NV †	137,591	5,972,825

		53,656,122

Consumer Services—15.1%
Advance Auto Parts, Inc. †	22,604	2,806,739
Apollo Education Group, Inc. * †	100,067	2,681,796

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number
	of Shares	Value

Consumer Services—(continued)
Carrols Restaurant Group, Inc. *	480,334	$3,376,748
Children’s Place Retail Stores, Inc., (The)	35,699	1,727,118
CRA International, Inc. * †	143,132	3,206,157
CVS Caremark Corp. †	79,916	6,259,021
eBay, Inc. * †	158,288	8,029,950
Ennis, Inc. †	293,328	4,443,919
Express, Inc. * †	244,174	3,079,034
FTD Cos, Inc. *	82,904	2,478,001
GNC Holdings, Inc., Class A †	150,075	5,540,769
Harte-Hanks, Inc. †	432,227	3,073,134
Insperity, Inc. †	141,915	4,544,118
ITT Educational Services, Inc. * (a)	149,909	2,581,433
K12, Inc. * †	122,215	2,806,056
Liberty Interactive Corp., Class A * †	131,176	3,821,157
Macy’s, Inc. †	147,676	8,844,316
Madison Square Garden Co. (The) *	86,012	4,717,758
MTR Gaming Group, Inc. *	437,143	2,142,001
Overstock.com, Inc. * (a)	236,596	3,610,455
Realogy Holdings Corp. * †	67,246	2,500,206
Regis Corp. †	233,897	3,218,423
Reis, Inc.	46,254	853,386
Scripps Networks Interactive, Inc., Class A	39,239	3,000,214
Steiner Leisure Ltd. *	41,559	1,669,841
Systemax, Inc. * †	406,711	6,503,309
Tesco PLC - Sponsored ADR †	168,689	2,577,568
Tetra Tech, Inc. †	166,929	4,441,981
Titan Machinery, Inc. * (a)	170,785	2,990,445
Viacom, Inc., Class B †	45,581	3,889,427
Walgreen Co. †	94,631	6,804,915
Walt Disney Co., (The) †	99,795	8,383,778
Wyndham Worldwide Corp. †	43,130	3,188,601

		129,791,774

Energy—11.9%
Apache Corp. †	99,049	9,233,348
BP PLC - Sponsored ADR	114,929	5,798,168
Canadian Natural Resources Ltd. †	114,083	4,639,756
Cenovus Energy, Inc. †	88,877	2,647,646
Emerald Oil, Inc. * † (a)	291,107	1,892,196

	Number
	of Shares	Value

Energy—(continued)
EOG Resources, Inc. †	67,160	$7,105,528
EQT Corp. †	45,195	4,830,442
Gazprom OAO - Sponsored ADR	575,906	4,705,152
Halliburton Co. †	66,188	4,278,392
Legacy Oil + Gas, Inc. *	569,706	4,469,344
Lukoil OAO - Sponsored ADR	44,769	2,532,135
McDermott International, Inc. * (a)	362,806	2,633,972
Newfield Exploration Co. * †	130,700	4,767,936
Occidental Petroleum Corp. †	80,148	7,989,954
Phillips 66 †	64,246	5,447,418
Rosetta Resources, Inc. * †	69,898	3,294,293
Royal Dutch Shell PLC, Class A - ADR	60,547	4,758,994
Schlumberger Ltd. †	84,432	8,784,305
Suncor Energy, Inc.	162,340	6,254,960
Talisman Energy, Inc. †	392,725	4,052,922
Tesoro Corp. †	47,066	2,645,109

		102,761,970

Finance—14.1%
ACE Ltd. †	62,989	6,532,589
AerCap Holdings NV * †	124,021	5,846,350
American International Group, Inc. †	162,951	8,810,760
Axis Capital Holdings Ltd. †	102,228	4,701,466
Bank of America Corp.	389,902	5,903,116
Berkshire Hathaway, Inc., Class B * †	85,736	11,003,358
Capital Southwest Corp. (a)	156,092	5,642,726
Century Bancorp, Inc., Class A †	36,535	1,218,077
CIT Group, Inc.	58,382	2,596,831
Citigroup, Inc. †	101,087	4,808,709
Endurance Specialty Holdings Ltd. †	91,301	4,722,088
ePlus, Inc. *	100,870	5,720,338
Fairfax Financial Holdings Ltd. †	4,453	2,036,134
First Southern Bancorp, Inc. Class B 144A * ‡	64,350	395,753
Flushing Financial Corp. †	96,517	1,919,723
HF Financial Corp. †	81,322	1,114,111
JPMorgan Chase & Co. †	91,261	5,071,374
Loews Corp. †	109,341	4,715,877
Maiden Holdings Ltd. †	702,901	8,603,508
National Western Life Insurance Co., Class A †	9,494	2,323,277

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
New Hampshire Thrift Bancshares, Inc.	29,229	$427,620
PartnerRe Ltd. †	50,077	5,376,767
Sprott, Inc.	1,663,097	5,030,857
Steel Excel, Inc. * †	219,697	7,195,077
Validus Holdings Ltd. †	157,215	5,868,836
White Mountains Insurance Group Ltd. †	6,143	3,627,564

		121,212,886

Health Care—10.2%
Alphatec Holdings, Inc. *	938,078	1,407,117
Amgen, Inc. †	40,470	4,694,115
Amsurg Corp. *	55,056	2,492,936
Becton, Dickinson & Co. †	31,681	3,728,854
BioScrip, Inc. * †	316,503	2,484,548
Charles River Laboratories International, Inc. * †	40,238	2,155,952
DaVita HealthCare Partners, Inc. * †	104,586	7,382,726
Fresenius Medical Care AG & Co. KGaA - ADR †	196,496	6,500,088
Hologic, Inc. *	301,620	7,371,593
Humana, Inc. †	38,063	4,737,321
Laboratory Corp. of America Holdings * †	68,451	7,021,704
MFC Industrial Ltd (a)	212,512	1,561,963
Omnicare, Inc. †	67,020	4,259,121
Pfizer, Inc. †	198,718	5,888,014
Quotient Ltd. (a)	117,930	794,848
Sanofi - ADR †	145,248	7,741,718
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	169,158	8,540,787
UnitedHealth Group, Inc. †	55,810	4,444,150
Universal Health Services, Inc., Class B	50,468	4,520,419

		87,727,974

Real Estate Investment Trusts—1.1%
Annaly Capital Management, Inc. †	198,748	2,343,239
Blackstone Mortgage Trust, Inc., Class A	74,378	2,210,514
Hatteras Financial Corp. †	119,297	2,420,536
Two Harbors Investment Corp. †	216,616	2,280,966

		9,255,255

	Number of Shares	Value

Technology—15.3%
Actuate Corp. * †	691,697	$3,230,225
Alpha & Omega Semiconductor Ltd. *	399,060	3,288,254
Arrow Electronics, Inc. * †	42,367	2,444,576
Avnet, Inc. †	50,167	2,185,776
Cisco Systems, Inc.	141,451	3,482,524
Citrix Systems, Inc. *	97,747	6,057,382
Clicksoftware Technologies Ltd. †	1,030,865	8,535,562
Comtech Telecommunications Corp. †	80,927	2,643,885
Corning, Inc. †	151,190	3,220,347
CSG Systems International, Inc. †	255,256	6,705,575
EMC Corp. †	176,046	4,675,782
Evertec, Inc.	112,177	2,682,152
Fiserv, Inc. * †	59,370	3,568,731
Flextronics International Ltd. *	333,644	3,393,159
GSI Group, Inc. * †	205,077	2,485,533
Ingram Micro, Inc., Class A * †	73,838	2,050,481
Intel Corp. †	149,376	4,080,952
IXYS Corp.	243,088	2,749,325
Jabil Circuit, Inc. †	231,802	4,362,514
Kofax Ltd. * †	200,000	1,640,000
Magnachip Semiconductor Corp. * †	180,117	2,237,053
Microsoft Corp. †	282,904	11,582,090
NCR Corp. * †	125,450	4,097,197
NetApp, Inc.	64,127	2,373,340
O2Micro International Ltd - ADR *	894,430	3,121,561
ON Semiconductor Corp. * †	290,652	2,525,766
Oracle Corp. †	138,372	5,814,391
Pegasystems, Inc.	230,877	4,903,827
QLogic Corp. * †	290,125	2,883,843
Rovi Corp. * †	99,388	2,402,208
Sykes Enterprises, Inc. *	197,208	3,979,657
TE Connectivity Ltd. †	87,725	5,216,129
Tech Data Corp. *	27,879	1,659,079
Teradata Corp. * †	66,223	2,780,704
Vishay Intertechnology, Inc.	160,789	2,398,972

		131,458,552

Transportation—0.2%
Aurizon Holdings Ltd.	352,065	1,619,499

		1,619,499

TOTAL COMMON STOCK (Cost $669,223,859)		830,729,233

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 5.000% 144A ‡	110	$157,013

TOTAL PREFERRED STOCK (Cost $110,000)		157,013

SECURITIES LENDING COLLATERAL—2.8%
BlackRock Liquidity TempFund, Institutional Shares	23,459,223	23,459,223

TOTAL SECURITIES LENDING COLLATERAL (Cost $23,459,223)		23,459,223

TOTAL INVESTMENTS—99.4% (Cost $692,952,991)**		854,380,848

SECURITIES SOLD SHORT—(52.9%)

COMMON STOCK—(52.9%)
Basic Industries—(0.9%)
Ethanex Energy, Inc. *	(648)	(515)
Green Plains Renewable Energy, Inc.	(76,411)	(2,232,729)
Kennady Diamonds, Inc. *	(45,900)	(232,823)
Orchids Paper Products Co.	(50,017)	(1,508,013)
Tanzanian Royalty Exploration Corp. *	(171,865)	(312,794)
Texas Industries, Inc. *	(44,275)	(3,802,780)

		(8,089,654)

Capital Goods—(5.7%)
Aerovironment, Inc. *	(47,356)	(1,521,075)
Applied Energetics, Inc. *	(238,070)	(4,976)
Applied Nanotech Holdings, Inc. *	(8,285)	(456)
Armstrong World Industries, Inc. *	(81,292)	(4,314,166)
Builders FirstSource, Inc. *	(422,478)	(3,033,392)
DynaMotive Energy Systems Corp. * ‡	(72,185)	(7)
Interface, Inc.	(282,223)	(5,147,748)
Lindsay Corp.	(29,755)	(2,508,049)
Martin Marietta Materials, Inc.	(13,642)	(1,675,238)
NN, Inc.	(118,827)	(2,914,826)
Smith & Wesson Holding Corp. *	(402,003)	(6,383,808)
Taser International, Inc. *	(336,997)	(4,471,950)
Trex Co., Inc. *	(212,318)	(6,562,749)
USG Corp. *	(66,142)	(1,982,937)
Vulcan Materials Co.	(55,320)	(3,372,860)
Wabash National Corp. *	(386,721)	(5,294,210)

		(49,188,447)

	Number of Shares	Value

Communications—(3.8%)
Angie’s List, Inc. *	(95,696)	$(1,019,163)
CTC Communications Group, Inc. * ‡	(98,900)	(10)
eGain Communications Corp. *	(142,473)	(936,048)
Equinix, Inc. *	(27,657)	(5,496,829)
Facebook, Inc., Class A *	(41,627)	(2,634,989)
Grubhub, Inc. *	(164,046)	(5,590,688)
Interliant, Inc. * ‡	(600)	0
LivePerson, Inc. *	(159,895)	(1,522,200)
Marketo, Inc. *	(94,141)	(2,182,188)
Meetme, Inc. *	(274,187)	(562,083)
Pandora Media, Inc. *	(45,020)	(1,104,341)
Shutterstock, Inc. *	(26,205)	(1,704,373)
Trulia, Inc. *	(45,854)	(1,772,257)
Twitter, Inc. *	(97,372)	(3,158,748)
WebMD Health Corp. *	(60,216)	(2,577,245)
Yelp, Inc. *	(39,358)	(2,603,532)

		(32,864,694)

Consumer Durables—(2.3%)
American Axle & Manaufacturing Holdings, Inc. *	(222,756)	(4,129,896)
Cavco Industries, Inc. *	(53,973)	(4,143,507)
Qsound Labs, Inc. *	(4,440)	(5)
SodaStream International Ltd. *	(75,206)	(2,808,944)
Standard Pacific Corp. *	(301,269)	(2,419,190)
Tesla Motors, Inc. *	(29,170)	(6,060,651)

		(19,562,193)

Consumer Non-Durables—(2.3%)
Amish Naturals, Inc. * ‡	(25,959)	(156)
Black Diamond, Inc. *	(164,600)	(1,774,388)
Columbia Sportswear Co.	(24,878)	(2,079,054)
Deckers Outdoor Corp. *	(21,410)	(1,654,779)
Female Health Co., (The)	(310,915)	(1,828,180)
Iconix Brand Group, Inc. *	(84,151)	(3,529,293)
IGI Laboratories, Inc. *	(233,174)	(1,228,827)
Monster Beverage Corp. *	(38,204)	(2,650,594)
Quiksilver, Inc. *	(531,952)	(3,159,795)
Senomyx, Inc. *	(296,601)	(2,034,683)
Valence Technology, Inc. *	(27,585)	(982)

		(19,940,731)

Consumer Services—(8.8%)
Acxiom Corp. *	(80,657)	(1,833,334)
Arctic Cat, Inc.	(94,621)	(3,529,363)
BJ’s Restaurants, Inc. *	(81,416)	(2,571,931)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Services—(continued)
Blue Nile, Inc. *	(3,018)	$(93,015)
Buffalo Wild Wings, Inc. *	(20,391)	(2,946,703)
Chefs’ Warehouse, Inc., (The) *	(94,578)	(1,747,802)
Container Store Group, Inc. (The) *	(263,841)	(7,561,683)
Corporate Resource Services, Inc. *	(218,896)	(531,917)
Cumulus Media, Inc., Class A *	(234,564)	(1,482,444)
Fresh Market, Inc., (The) *	(76,218)	(2,336,082)
inContact, Inc. *	(229,260)	(1,941,832)
Lands’ End, Inc. *	(13,283)	(368,736)
Manchester United PLC, Class A *	(52,957)	(873,791)
Mattress Firm Holding Corp. *	(28,300)	(1,269,538)
Multimedia Games Holding Co., Inc. *	(102,648)	(2,951,130)
Nautilus Group, Inc., (The) *	(154,616)	(1,674,491)
Netflix, Inc. *	(26,140)	(10,922,076)
Noodles & Co. *	(3,954)	(131,471)
Nutrisystem, Inc.	(83,413)	(1,376,315)
Potbelly Corp. *	(162,680)	(2,571,971)
Red Robin Gourmet Burgers, Inc. *	(35,991)	(2,594,231)
Sears Holdings Corp. *	(44,160)	(1,857,149)
Sprouts Farmers Market, Inc. *	(54,262)	(1,470,500)
Sturm Ruger & Co., Inc.	(38,349)	(2,324,716)
Texas Roadhouse, Inc.	(167,656)	(4,238,344)
Tuesday Morning Corp. *	(201,457)	(3,255,545)
Viggle, Inc. *	(61)	(343)
VistaPrint NV *	(55,652)	(2,227,193)
Zillow, Inc., Class A *	(52,315)	(6,174,216)
zulily, Inc., Class A *	(83,870)	(2,912,805)

		(75,770,667)

Energy—(1.0%)
Beard Co. *	(9,710)	(37)
CARBO Ceramics, Inc.	(17,364)	(2,388,765)
Crescent Point Energy Corp.	(28,548)	(1,166,471)
Goodrich Petroleum Corp. *	(64,163)	(1,860,727)
Neste Oil OYJ	(149,322)	(3,057,316)

		(8,473,316)

Finance—(1.0%)
Bofi Holding, Inc. *	(41,256)	(3,169,699)
Financial Engines, Inc.	(44,228)	(1,800,080)
WisdomTree Investments, Inc. *	(329,000)	(3,418,310)

		(8,388,089)

	Number of Shares	Value

Health Care—(14.0%)
ABIOMED, Inc. *	(132,079)	$(3,011,401)
Acadia Pharmaceuticals, Inc. *	(57,148)	(1,180,106)
Accelerate Diagnostics, Inc. *	(313,000)	(7,458,790)
Accuray, Inc. *	(306,780)	(2,705,800)
Air Methods Corp. *	(49,780)	(2,399,396)
Albany Molecular Research, Inc. *	(411,526)	(6,497,996)
Align Technology, Inc. *	(43,217)	(2,360,080)
Ani Pharmaceuticals, Inc. *	(64,971)	(2,069,326)
Aratana Therapeutics, Inc. *	(114,860)	(1,614,932)
Arena Pharmaceuticals, Inc. *	(248,768)	(1,529,923)
athenahealth, Inc. *	(25,856)	(3,281,385)
Biotime, Inc. *	(93,456)	(270,088)
BodyTel Scientific, Inc. * ‡	(4,840)	0
CareView Communications, Inc. *	(207,465)	(124,479)
Cerner Corp. *	(117,721)	(6,362,820)
Endologix, Inc. *	(138,072)	(1,803,220)
Fluidigm Corp. *	(50,158)	(1,391,383)
GenMark Diagnostics, Inc. *	(106,935)	(1,177,354)
HealthStream, Inc. *	(69,235)	(1,781,417)
Healthways, Inc. *	(136,207)	(2,346,847)
HeartWare International, Inc. *	(49,524)	(4,465,579)
Inovio Pharmaceuticals, Inc. *	(1,143,085)	(2,571,941)
Insulet Corp. *	(76,907)	(2,817,103)
Intercept Pharmaceuticals, Inc. *	(11,069)	(2,619,036)
Intrexon Corp. *	(160,260)	(3,379,884)
Intuitive Surgical, Inc. *	(10,722)	(3,964,352)
IsoRay, Inc. *	(540,269)	(1,264,230)
Keryx Biopharmaceuticals, Inc. *	(115,647)	(1,526,540)
Lannett Co, Inc. *	(110,495)	(4,616,481)
Ligand Pharmaceuticals, Inc. *	(30,554)	(2,038,257)
Mannkind Corp. *	(274,529)	(2,443,308)
MiMedx Group, Inc. *	(516,925)	(2,827,580)
Mindray Medical International Ltd. - ADR	(71,299)	(2,212,408)
Mirati Therapeutics, Inc. *	(72,629)	(1,553,534)
NanoString Technologies Inc *	(84,331)	(1,255,689)
Neuralstem, Inc. *	(466,549)	(2,006,161)
Novavax, Inc. *	(471,820)	(2,222,272)
Opko Health, Inc. *	(155,129)	(1,337,212)
Organovo Holdings, Inc. *	(354,838)	(2,526,447)
Osiris Therapeutics, Inc. *	(183,043)	(2,817,032)
Pharmacyclics, Inc. *	(25,829)	(2,294,390)
Relypsa, Inc. *	(16,506)	(386,075)
Retrophin, Inc. *	(157,782)	(2,306,773)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number
	of Shares	Value
Health Care—(continued)
Sarepta Therapeutics, Inc. *	(47,131)	$(1,587,372)
Seattle Genetics, Inc. *	(93,272)	(3,112,487)
Spectranetics Corp. *	(69,891)	(1,498,463)
Staar Surgical Co. *	(73,872)	(1,139,845)
TherapeuticsMD, Inc. *	(390,346)	(1,584,805)
Utah Medical Products, Inc.	(11,917)	(653,171)
Wright Medical Group, Inc. *	(142,956)	(4,345,862)
Zogenix, Inc. *	(520,044)	(1,196,101)

		(119,937,133)

Real Estate Investment Trusts—(0.2%)
St. Joe Co., (The) *	(87,393)	(2,057,231)

		(2,057,231)

Technology—(10.5%)
3D Systems Corp. *	(92,811)	(4,700,877)
A10 Networks, Inc. *	(259,502)	(2,968,703)
Alliance Fiber Optic Products, Inc.	(131,752)	(2,671,931)
ANTs Software, Inc. * ‡	(10,334)	(98)
Ballard Power Systems, Inc. *	(561,651)	(2,139,890)
Benefitfocus, Inc. *	(91,817)	(3,400,902)
Capstone Turbine Corp. *	(735,133)	(1,110,051)
Castlight Health, Inc., Class B *	(200,968)	(3,050,694)
Cavium, Inc. *	(116,461)	(5,704,260)
Ciena Corp. *	(182,367)	(3,537,920)
CommVault Systems, Inc. *	(12,396)	(606,412)
Consygen, Inc. * ‡	(200)	0
Cornerstone OnDemand, Inc. *	(38,559)	(1,549,686)
Ener1, Inc. * ‡	(102,820)	(10)
FireEye, Inc. *	(59,945)	(1,970,392)
First Solar, Inc. *	(34,731)	(2,145,681)
Guidewire Software, Inc. *	(106,593)	(4,026,018)
Imageware Systems, Inc. *	(388,259)	(842,522)
Infinera Corp. *	(279,139)	(2,540,165)
IntraLinks Holdings, Inc. *	(333,806)	(2,907,450)
Mavenir Systems, Inc. *	(125,142)	(1,665,640)
Neonode, Inc. *	(224,412)	(792,174)
Nestor, Inc. * ‡	(15,200)	(306)
NetSuite, Inc. *	(33,617)	(2,705,832)
Nimble Storage, Inc. *	(133,234)	(3,380,147)
Palo Alto Networks, Inc. *	(19,566)	(1,465,689)
Parkervision, Inc. *	(142,151)	(695,118)
Plug Power, Inc. *	(441,015)	(1,918,415)
Proofpoint, Inc. *	(82,492)	(2,633,145)
Q2 Holdings, Inc. *	(230,238)	(3,027,630)
Qlik Technologies, Inc. *	(102,399)	(2,223,082)

	Number
	of Shares	Value
Technology—(continued)
SciQuest Inc *	(135,112)	$(2,287,446)
ServiceNow, Inc. *	(45,334)	(2,371,422)
Sonus Networks, Inc. *	(877,799)	(3,221,522)
Splunk, Inc. *	(93,358)	(3,907,966)
Stratasys Ltd. *	(17,230)	(1,602,735)
Tableau Software, Inc., Class A *	(15,918)	(923,881)
Tiger Telematics, Inc. * ‡	(6,510)	(7)
Uni-Pixel, Inc. *	(19,665)	(103,241)
Universal Display Corp. *	(67,713)	(1,771,372)
Veeva Systems, Inc., Class A *	(164,001)	(3,437,461)
Workday, Inc., Class A *	(51,530)	(4,038,406)
WorldGate Communications, Inc. *	(582,655)	(58)
Xybernaut Corp. * ‡	(34,156)	[0]

		(90,046,357)

Transportation—(1.9%)
American Railcar Industries, Inc.	(174,566)	(11,399,160)
Student Transportation, Inc.	(753,053)	(4,759,295)

		(16,158,455)

Utilities—(0.5%)
SolarCity Corp. *	(75,449)	(3,961,073)

TOTAL COMMON STOCK (Proceeds $421,587,433)		(454,438,040)

TOTAL SECURITIES SOLD SHORT —(52.9%) (Proceeds $421,587,433)		(454,438,040)

	Number
	of Contracts
OPTIONS WRITTEN—0.0%
Gogo, Inc. Call Options Strike Price $30.00 Expires 08/16/14	(890)	(16,020)
Sturm Ruger & Co., Inc. Call Options Strike Price $70.50 Expires 01/17/15	(343)	(72,030)

TOTAL OPTIONS WRITTEN (Premiums received $900,455)		(88,050)

OTHER ASSETS IN EXCESS OF LIABILITIES—53.5%		459,955,842

NET ASSETS—100.0%		$859,810,600

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2014, these securities amounted to $552,766 or 0.06% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At May 31, 2014, the market value of securities on loan was $22,432,522.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of May 31, 2014 long positions amounted to $552,766 and short positions amounted to ($594), or 0.06% and 0.0%, respectively, of net assets.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:.

Aggregate cost	$692,952,991

Gross unrealized appreciation	$179,003,638
Gross unrealized depreciation	(17,575,781)

Net unrealized appreciation	$161,427,857

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2014 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Common Stock
Basic Industries	$73,275,838	73,275,838	$—	$—
Capital Goods	67,862,963	67,862,963	—	—
Communications	41,031,431	41,031,431	—	—
Consumer Durables	11,074,969	11,074,969	—	—
Consumer Non-Durables	53,656,122	53,656,122	—	—
Consumer Services	129,791,774	129,791,774	—	—
Energy	102,761,970	102,761,970	—	—
Finance	121,212,886	120,817,133	—	395,753
Health Care	87,727,974	87,727,974	—	—
Real Estate Investment Trusts	9,255,255	9,255,255	—	—
Technology	131,458,552	131,458,552	—	—
Transportation	1,619,499	1,619,499	—	—
Preferred Stocks
Finance	157,013	—	—	157,013
Rights	35,379	35,379	—	—
Securities Lending Collateral	23,459,223	23,459,223	—	—

Total Assets	$854,380,848	$853,828,082	$—	$552,766

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Securities Sold Short
Basic Industries	$(8,089,654)	$(8,089,654)	$—	$—
Capital Goods	(49,188,447)	(49,188,440)	—	(7)
Communications	(32,864,694)	(32,864,684)	—	(10)
Consumer Durables	(19,562,193)	(19,562,193)	—	—
Consumer Non-Durables	(19,940,731)	(19,940,575)	—	(156)
Consumer Services	(75,770,667)	(75,770,667)	—	—
Energy	(8,473,316)	(8,473,316)	—	—
Finance	(8,388,089)	(8,388,089)	—	—
Health Care	(119,937,133)	(119,937,133)	—	—
Real Estate Investment Trust	(2,057,231)	(2,057,231)	—	—
Technology	(90,046,357)	(90,045,936)	—	(421)
Transportation	(16,158,455)	(16,158,455)	—	—
Utilities	(3,961,073)	(3,961,073)	—	—
Options Written
Equity Contracts	(88,050)	—	(88,050)	—

Total Liabilities	$(454,526,090)	$(454,437,446)	$(88,050)	$(594)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number
	of Shares	Value

LONG POSITIONS—94.5%
COMMON STOCK—94.5%
Basic Industries—6.0%
Albemarle Corp. †	166,103	$11,492,667
Avery Dennison Corp.	511,558	25,935,991
Berry Plastics Group, Inc. * †	1,007,623	23,789,979
Chemtura Corp. *	156,561	3,910,894
Cloud Peak Energy, Inc. *	1,135,407	20,970,967
Crown Holdings, Inc. *	574,258	28,052,503
CVR Partners LP †	764,561	14,694,862
Graphic Packaging Holding Co. * †	3,872,947	42,563,688
Huntsman Corp. †	930,290	24,829,440
International Paper Co. †	597,275	28,448,208
Lintec Corp.	514,400	9,529,879
LyondellBasell Industries NV, Class A	194,844	19,400,617
Owens-Illinois, Inc. * †	675,011	22,430,616
Stornoway Diamond Corp. *	15,055,000	10,135,710

		286,186,021

Capital Goods—9.0%
Actuant Corp., Class A	122,018	4,335,300
Boeing Co. (The) †	165,498	22,383,605
Carlisle Cos, Inc. †	226,023	19,180,312
Crane Co. †	310,163	22,986,180
Cubic Corp. †	313,169	15,235,672
Curtiss-Wright Corp.	81,408	5,424,215
Danaher Corp.	315,397	24,736,587
Dover Corp. †	49,426	4,308,959
Entertainment One Ltd. *	2,692,555	13,408,842
Flowserve Corp.	47,783	3,523,518
Global Brass & Copper Holdings, Inc. †	981,188	15,816,751
HB Fuller Co.	138,370	6,618,237
Honeywell International, Inc. †	153,282	14,278,218
Hubbell, Inc., Class B †	138,176	16,166,592
Huntington Ingalls Industries, Inc. †	213,239	21,287,649
Hyundai Mobis Co. Ltd.	45,083	12,745,485
Lockheed Martin Corp. †	199,923	32,717,399
Masco Corp. †	1,229,179	26,181,513
Northrop Grumman Corp. †	127,815	15,535,913
Parker Hannifin Corp. †	50,969	6,382,848
Raytheon Co. †	198,587	19,376,134
Safran SA	327,121	22,209,197

	Number
	of Shares	Value

Capital Goods—(continued)
Smiths Group PLC	400,000	$8,871,288
Tarkett SA *	143,736	6,015,941
Textron, Inc. †	438,744	17,207,540
Timken Co. †	67,688	4,346,923
Triumph Group, Inc. †	295,700	20,492,010
Tyco International Ltd. †	277,910	12,127,992
United Technologies Corp. †	122,150	14,196,273

		428,097,093

Communications—3.0%
Baidu, Inc. - Sponsored ADR * †	45,801	7,602,966
Comcast Corp., Class A †	529,287	27,628,781
Google, Inc., Class A * †	8,656	4,948,202
Google, Inc., Class C * †	8,656	4,855,843
Liberty Global PLC, Class A *	100,635	4,530,588
Liberty Global PLC, Series C * †	932,340	39,904,152
Millennial Media, Inc. *	616,385	2,477,868
NetEase, Inc. - ADR †	158,413	11,272,669
Perfect World Co. Ltd. - Sponsored ADR	194,099	3,594,713
Sina Corp. *	81,436	3,649,147
Tencent Holdings Ltd.	258,119	3,650,289
Time Warner Cable, Inc. †	117,721	16,617,496
Yahoo!, Inc. * †	311,462	10,792,158

		141,524,872

Consumer Durables—3.0%
Lear Corp. †	370,472	32,620,060
Newell Rubbermaid, Inc. †	847,044	24,801,448
Samsung Electronics Co. Ltd.	12,212	17,299,199
Tenneco, Inc. * †	432,007	27,540,446
TRW Automotive Holdings Corp. * †	330,498	28,049,365
TS Tech Co. Ltd.	466,600	12,576,745

		142,887,263

Consumer Non-Durables—4.5%
Activision Blizzard, Inc. †	495,016	10,286,433
Aryzta AG	266,509	24,878,627
British American Tobacco PLC	381,163	23,079,687
Carlsberg A/S, Class B	176,797	18,442,715
Constellation Brands, Inc., Class A * †	262,744	22,104,653
Henkel AG & Co. KGaA	145,522	14,762,203
Lorillard, Inc. †	340,095	21,143,706
Stock Spirits Group PLC *	5,085,951	25,980,046
Tyson Foods, Inc., Class A †	800,950	34,008,337

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number
	of Shares	Value

Consumer Non-Durables—(continued)
Unilever NV †	372,715	$16,179,558

		210,865,965

Consumer Services—10.1%
Apollo Education Group, Inc. *	464,909	12,459,561
CBS Corp., Class B non-voting shares †	290,860	17,338,165
Conversant, Inc. *	299,356	7,058,815
CVS Caremark Corp. †	362,236	28,370,324
eBay, Inc. * †	200,556	10,174,206
Equifax, Inc. †	270,708	19,163,419
Expedia, Inc. †	131,187	9,616,007
Foot Locker, Inc. †	480,495	23,150,249
FTI Consulting, Inc. * †	219,985	7,098,916
Groupon, Inc. *	238,079	1,399,905
Home Depot, Inc. (The) †	278,639	22,355,207
Liberty Media Corp., Class A * †	126,465	16,077,495
Live Nation Entertainment, Inc. * †	1,034,929	24,548,516
Macy’s, Inc. †	381,723	22,861,390
Manpowergroup, Inc. †	327,161	26,820,659
Moody’s Corp. †	224,750	19,225,115
News Corp., Class A * †	1,454,134	24,807,526
Omnicom Group, Inc. †	316,721	22,534,699
Phoenix New Media Ltd. - ADR *	701,315	6,936,005
Rite Aid Corp. *	2,923,295	24,438,746
Robert Half International, Inc. †	450,665	20,545,817
Six Flags Entertainment Corp. †	363,242	14,696,771
Time Warner, Inc. †	265,100	18,511,933
Towers Watson & Co., Class A †	122,201	13,748,835
Viacom, Inc., Class B †	291,648	24,886,324
Walt Disney Co., (The) †	219,445	18,435,574
WPP PLC	870,955	18,835,313

		476,095,492

Energy—11.8%
Canacol Energy Ltd. *	1,530,141	10,174,598
Canadian Natural Resources Ltd.	468,306	19,046,005
Diamondback Energy, Inc. * †	462,315	34,895,536
Energen Corp. †	496,553	42,395,695
EOG Resources, Inc.	283,279	29,970,918
EQT Corp. †	395,033	42,221,127
Exxon Mobil Corp.	634,899	63,826,396
Halliburton Co. †	238,183	15,396,149
Inpex Corp.	861,700	12,482,488
Kosmos Energy Ltd. * †	1,263,634	13,242,884
Marathon Petroleum Corp.	294,830	26,354,854

	Number
	of Shares	Value

Energy—(continued)
Occidental Petroleum Corp. †	418,956	$41,765,724
Pacific Drilling SA *	1,158,775	11,749,979
Parsley Energy, Inc., Class A *	678,639	16,131,249
Phillips 66 †	379,733	32,197,561
QEP Resources, Inc. †	1,072,505	34,255,810
Rice Energy, Inc. * †	1,035,758	32,864,601
Schlumberger Ltd. †	345,752	35,972,038
Valero Energy Corp. †	226,011	12,667,917
Western Refining, Inc. †	708,941	29,080,760

		556,692,289

Finance—17.1%
ACE Ltd. †	245,586	25,469,724
Alleghany Corp. *	47,897	20,170,385
Allianz SE, Registered Shares	90,919	15,445,261
Allstate Corp., (The) †	451,186	26,286,096
Axis Capital Holdings Ltd. †	334,928	15,403,339
Bank of America Corp. †	2,003,307	30,330,068
BB&T Corp. †	796,878	30,217,614
Berkshire Hathaway, Inc., Class B * †	201,589	25,871,932
Capital One Financial Corp. †	484,784	38,244,610
Charles Schwab Corp., (The) †	557,659	14,058,583
Citigroup, Inc. †	707,932	33,676,325
Comerica, Inc. †	125,790	6,034,146
Discover Financial Services †	513,389	30,356,692
Endurance Specialty Holdings Ltd. †	350,165	18,110,534
Fifth Third Bancorp †	1,541,275	31,888,980
First Niagara Financial Group, Inc. †	843,684	7,264,119
Goldman Sachs Group, Inc., (The) †	154,527	24,694,960
Huntington Bancshares, Inc. †	2,422,415	22,455,787
Investors Bancorp, Inc.	643,494	6,949,735
JPMorgan Chase & Co. †	656,011	36,454,531
MetLife, Inc. †	302,696	15,416,307
Morgan Stanley †	243,278	7,507,559
Navient Corp.	713,728	11,276,902
PNC Financial Services Group, Inc., (The) †	288,790	24,625,123
Prudential Financial, Inc.	153,929	12,646,807
Raymond James Financial, Inc. †	262,758	12,717,487
Regions Financial Corp. †	2,763,801	28,163,132

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number
	of Shares	Value
Finance—(continued)
Reinsurance Group of America, Inc. †	150,378	$11,753,544
SLM Corp.	739,448	6,366,647
Standard Chartered PLC	612,079	13,780,932
State Street Corp. †	464,227	30,300,096
SunTrust Banks, Inc. †	397,370	15,227,218
TD Ameritrade Holding Corp. †	440,265	13,357,640
Torchmark Corp. †	144,195	11,669,701
Travelers Cos., Inc., (The) †	274,439	25,646,325
US Bancorp †	215,125	9,076,124
Validus Holdings Ltd. †	594,029	22,175,103
Wells Fargo & Co. †	739,226	37,537,896
WR Berkley Corp. †	489,606	21,821,739
XLGroup PLC	643,587	20,890,834

		811,340,537

Health Care—13.9%
AbbVie, Inc. †	662,575	35,997,700
Amgen, Inc. †	202,308	23,465,705
Bayer AG - Sponsored ADR	95,768	13,835,507
Boston Scientific Corp. * †	1,004,836	12,892,046
Cardinal Health, Inc. †	332,844	23,508,772
CareFusion Corp. * †	219,744	9,433,610
Celgene Corp. *	77,439	11,850,490
Covidien PLC †	247,651	18,105,765
DaVita HealthCare Partners, Inc. * †	278,049	19,627,479
Endo International PLC * †	127,406	8,993,590
Express Scripts Holding Co. * †	337,186	24,098,683
ICON PLC *	476,279	20,132,313
Integra LifeSciences Holdings Corp. * †	155,863	7,006,042
Johnson & Johnson †	465,468	47,226,383
Laboratory Corp. of America Holdings * †	222,098	22,782,813
Masimo Corp. *	292,567	7,208,851
McKesson Corp. †	132,472	25,121,990
Medtronic, Inc. †	298,274	18,203,662
Novartis AG - ADR	339,957	30,616,527
Omnicare, Inc. †	384,991	24,466,178
Pfizer, Inc. †	1,597,671	47,338,992
Quest Diagnostics, Inc. †	354,214	21,213,876
Sanofi - ADR	428,275	22,827,058
Select Medical Holdings Corp. †	1,394,384	21,124,918
Stryker Corp.	192,730	16,283,758

	Number
	of Shares	Value

Health Care—(continued)
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	868,801	$43,865,762
UnitedHealth Group, Inc. †	191,872	15,278,767
Universal Health Services, Inc., Class B †	314,365	28,157,673
Varian Medical Systems, Inc. *	140,753	11,605,085
Zimmer Holdings, Inc.	250,883	26,179,641

		658,449,636

Real Estate Investment Trusts—1.3%
American Capital Agency Corp. †	648,051	15,378,250
American Homes 4 Rent, Class A	519,267	9,149,485
American Residential Properties, Inc. * †	410,150	7,505,745
Annaly Capital Management, Inc. †	476,251	5,614,999
Boston Properties, Inc. †	62,353	7,524,760
Equity Residential †	111,051	6,862,952
Post Properties, Inc. †	186,023	9,515,076

		61,551,267

Technology—14.4%
Agilent Technologies, Inc. †	306,961	17,478,359
Alliance Data Systems Corp. * †	23,387	5,988,241
Amdocs Ltd. †	374,546	18,023,154
Analog Devices, Inc.	96,546	5,057,080
Apple, Inc. †	48,341	30,599,853
Arrow Electronics, Inc. * †	531,032	30,640,546
Avago Technologies Ltd. †	306,731	21,676,680
Avnet, Inc. †	591,520	25,772,526
Brocade Communications Systems, Inc. *	3,560,827	32,474,742
CA, Inc.	395,070	11,334,558
CDW Corp. †	596,480	17,542,477
Cisco Systems, Inc. †	706,326	17,389,746
EMC Corp. †	1,260,290	33,473,302
Fidelity National Information Services, Inc. †	201,318	10,901,370
Flextronics International Ltd. * †	3,148,718	32,022,462
Global Payments, Inc.	116,095	7,959,473
Harris Corp. †	200,936	15,522,306
Jabil Circuit, Inc.	1,395,529	26,263,856
MediaTek, Inc.	2,175,000	35,374,487
Microsoft Corp. †	924,419	37,845,714
Motorola Solutions, Inc.	336,390	22,679,414

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number
	of Shares	Value

Technology—(continued)
NetApp, Inc. †	713,893	$26,421,180
ON Semiconductor Corp. *	2,487,866	21,619,556
Oracle Corp. †	842,728	35,411,431
QUALCOMM, Inc. †	200,570	16,135,857
Seagate Technology PLC †	524,707	28,192,507
TE Connectivity Ltd. †	168,175	9,999,686
Texas Instruments, Inc. †	495,735	23,289,630
Total System Services, Inc. †	342,443	10,362,325
TriQuint Semiconductor, Inc. *	737,178	11,470,490
Vantiv, Inc., Class A *	216,246	6,701,464
Western Digital Corp. †	382,840	33,632,494

		679,256,966

Transportation—0.4%
Norfolk Southern Corp. †	195,457	19,692,293

		19,692,293

TOTAL COMMON STOCK—94.5% (Cost $3,937,263,046)		4,472,639,694

TOTAL INVESTMENTS—94.5% (Cost $3,937,263,046)**		4,472,639,694

SECURITIES SOLD SHORT—(44.5%)
RIGHTS—0.0%
Dassault Systemes SA	(146,586)	0

TOTAL RIGHTS (Cost $0)		0

COMMON STOCK—(44.5%)
Basic Industries—(2.8%)
Air Products & Chemicals, Inc.	(115,949)	(13,910,401)
Aptargroup, Inc.	(202,895)	(13,510,778)
EI Du Pont de Nemours & Co.	(117,086)	(8,115,231)
FMC Corp.	(81,212)	(6,217,591)
Intrepid Potash, Inc. *	(572,878)	(9,286,352)
K+S AG, Registered Shares	(376,878)	(13,116,747)
LANXESS AG	(67,002)	(4,765,236)
NewMarket Corp.	(31,728)	(12,421,829)
Resolute Forest Products, Inc. *	(323,478)	(4,842,466)
Scotts Miracle-Gro Co. (The), Class A	(213,998)	(12,829,180)
Teck Resources Ltd., Class B	(547,051)	(12,194,248)
Toyo Seikan Group Holdings Ltd.	(386,400)	(5,723,695)
Viscofan SA	(147,042)	(8,434,357)
Wausau Paper Corp.	(566,218)	(6,024,560)

		(131,392,671)

	Number
	of Shares	Value

Capital Goods—(3.1%)
Briggs & Stratton Corp.	(231,637)	$(4,767,089)
Deere & Co.	(43,987)	(4,010,295)
Fastenal Co.	(123,858)	(6,038,077)
Kennametal, Inc. †	(95,214)	(4,288,439)
Kubota Corp.	(274,000)	(3,765,968)
Manitowoc Co., Inc., (The)	(177,150)	(4,791,908)
Nordson Corp.	(58,331)	(4,756,310)
Proto Labs, Inc. *	(292,657)	(19,309,509)
Raven Industries, Inc.	(277,278)	(8,692,665)
Regal-Beloit Corp.	(35,396)	(2,701,777)
Roper Industries, Inc.	(80,823)	(11,451,003)
SGL Carbon SE *	(378,901)	(12,936,529)
Sun Hydraulics Corp.	(91,514)	(3,378,697)
Toro Co., (The)	(65,620)	(4,237,740)
Trex Co., Inc. *	(324,373)	(10,026,369)
Trinity Industries, Inc.	(110,658)	(9,575,237)
Vulcan Materials Co.	(187,644)	(11,440,655)
WW Grainger, Inc.	(8,137)	(2,102,357)
Zardoya Otis SA	(752,847)	(13,589,093)
Zep, Inc.	(245,623)	(4,298,403)

		(146,158,120)

Communications—(4.1%)
58.Com, Inc. - ADR *	(97,161)	(3,905,872)
America Movil SAB de CV, Series L - ADR	(559,019)	(10,805,837)
Belgacom SA	(496,631)	(16,449,533)
CenturyLink, Inc.	(298,235)	(11,234,512)
Cogent Communications Group, Inc.	(289,300)	(10,608,631)
Equinix, Inc. *	(78,773)	(15,656,134)
Eutelsat Communications SA	(368,249)	(12,893,100)
Internap Network Services Corp. *	(928,039)	(6,644,759)
Level 3 Communications, Inc. *	(203,119)	(8,866,144)
Millicom International Cellular SA - SDR	(151,058)	(13,965,007)
Orange SA	(982,689)	(16,438,675)
Rackspace Hosting, Inc. *	(133,205)	(4,860,650)
Shutterfly, Inc. *	(116,621)	(4,797,788)
Shutterstock, Inc. *	(41,768)	(2,716,591)
Sprint Corp. *	(1,359,031)	(12,978,746)
Synchronoss Technologies, Inc. *	(359,612)	(11,417,681)
Telefonica SA - Sponsored ADR	(727,045)	(12,163,463)
Twitter, Inc. *	(129,629)	(4,205,165)
Yandex NV *	(185,052)	(5,762,519)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Communications—(continued)
Yelp, Inc. *	(69,034)	$(4,566,599)
Zynga, Inc., Class A *	(1,240,463)	(4,279,597)

		(195,217,003)

Consumer Durables—(0.9%)
Autoliv, Inc.	(121,133)	(12,840,098)
Dorman Products, Inc. *	(211,519)	(11,238,004)
Electrolux AB - Series B	(376,586)	(9,490,604)
Seb SA	(122,768)	(11,077,144)

		(44,645,850)

Consumer Non-Durables—(4.1%)
Annie’s, Inc. *	(151,880)	(4,969,514)
Beiersdorf AG	(139,490)	(14,096,179)
C&C Group PLC	(2,077,326)	(12,742,768)
Callaway Golf Co.	(390,498)	(3,131,794)
Campbell Soup Co.	(300,725)	(13,803,277)
Clorox Co., (The)	(147,435)	(13,213,125)
Deckers Outdoor Corp. *	(164,542)	(12,717,451)
Flowers Foods, Inc.	(647,271)	(13,495,600)
Glu Mobile, Inc. *	(955,024)	(3,471,512)
Guess?, Inc.	(542,670)	(13,838,085)
Kering	(60,983)	(13,472,131)
Keurig Green Mountain, Inc.	(119,339)	(13,459,052)
LeapFrog Enterprises, Inc. *	(215,699)	(1,494,794)
McCormick & Co., Inc. non-voting shares	(196,106)	(14,180,425)
Mondelez International, Inc., Class A	(396,523)	(14,917,195)
Remy Cointreau SA	(112,326)	(10,412,039)
Snyders-Lance, Inc.	(390,306)	(10,608,517)
Under Armour, Inc., Class A *	(187,316)	(9,513,780)

		(193,537,238)

Consumer Services—(6.4%)
Acxiom Corp. *	(199,464)	(4,533,817)
AutoNation, Inc. *	(222,368)	(12,712,779)
Bankrate, Inc. *	(205,468)	(3,112,840)
Bob Evans Farms, Inc.	(333,276)	(14,887,439)
Buffalo Wild Wings, Inc. *	(105,550)	(15,253,030)
Cabela’s, Inc. *	(185,706)	(11,370,778)
Cheesecake Factory, Inc., (The)	(345,171)	(15,832,994)
Concur Technologies, Inc. *	(122,660)	(10,471,484)
Hennes & Mauritz AB, Class B	(358,965)	(15,179,265)
IHS, Inc., Class A *	(116,620)	(14,683,624)
Iron Mountain, Inc.	(486,127)	(15,137,995)
Krispy Kreme Doughnuts, Inc. *	(848,403)	(15,983,913)

	Number of Shares	Value

Consumer Services—(continued)
L Brands, Inc.	(226,548)	$(13,001,590)
Lululemon Athletica, Inc. *	(257,467)	(11,490,752)
Monro Muffler Brake, Inc.	(307,620)	(16,614,556)
Netflix, Inc. *	(33,454)	(13,978,085)
Panera Bread Co., Class A *	(88,580)	(13,606,774)
PetSmart, Inc.	(159,669)	(9,176,177)
Qunar Cayman Islands Ltd. *	(119,144)	(2,863,030)
Ritchie Bros Auctioneers, Inc.	(555,915)	(12,758,249)
Sally Beauty Holdings, Inc. *	(329,199)	(8,434,078)
Tuniu Corp. - Sponsored ADR *	(88,618)	(1,452,449)
Ultimate Software Group, Inc., (The) *	(84,685)	(10,766,004)
United Natural Foods, Inc. *	(154,378)	(10,406,621)
Whole Foods Market, Inc.	(344,536)	(13,175,057)
Zillow, Inc., Class A *	(135,723)	(16,018,028)

		(302,901,408)

Energy—(5.6%)
Atwood Oceanics, Inc. *	(247,945)	(12,236,086)
BG Group PLC	(552,856)	(11,336,484)
Cabot Oil & Gas Corp.	(593,131)	(21,495,067)
Carrizo Oil & Gas, Inc. *	(178,105)	(10,233,913)
ConocoPhillips	(258,819)	(20,689,991)
Continental Resources, Inc. *	(162,024)	(22,741,689)
Energy XXI Bermuda Ltd.	(627,668)	(13,463,479)
Fugro NV	(162,365)	(9,372,666)
Goodrich Petroleum Corp. *	(417,798)	(12,116,142)
Helmerich & Payne, Inc.	(111,931)	(12,306,813)
HollyFrontier Corp.	(316,810)	(15,602,893)
Matador Resources Co. *	(771,957)	(19,206,290)
Oasis Petroleum, Inc. *	(208,435)	(10,317,533)
Penn West Petroleum Ltd.	(1,253,064)	(11,637,328)
Rex Energy Corp. *	(497,208)	(9,884,495)
ShawCor Ltd.	(222,358)	(11,274,779)
Ultra Petroleum Corp. *	(321,996)	(8,700,332)
Weatherford International Ltd. *	(795,566)	(17,255,827)
Whiting Petroleum Corp. *	(197,788)	(14,211,068)

		(264,082,875)

Finance—(5.5%)
Aberdeen Asset Management PLC	(1,302,776)	(9,736,400)
Astoria Financial Corp.	(810,022)	(10,352,081)
Bank of Hawaii Corp.	(190,867)	(10,642,744)
Commonwealth Bank of Australia	(161,211)	(12,264,237)
Community Bank System, Inc.	(424,155)	(15,061,744)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares		Value

Finance—(continued)
CVB Financial Corp.	(564,768)	$	(8,234,317)
Deutsche Bank AG, Registered Shares	(199,900)		(8,096,253)
Eaton Vance Corp.	(296,252)		(11,005,762)
Financial Engines, Inc.	(121,348)		(4,938,864)
First Financial Bankshares, Inc.	(252,976)		(15,047,012)
Greenhill & Co., Inc.	(253,390)		(12,598,551)
HDFC Bank Ltd. - ADR	(228,087)		(10,270,758)
New York Community Bancorp, Inc.	(751,097)		(11,476,762)
Northern Trust Corp.	(208,749)		(12,608,440)
Siam Commercial Bank PCL, (The) - NVDR	(2,035,500)		(9,878,962)
Trustmark Corp.	(608,007)		(14,075,362)
UMB Financial Corp.	(200,965)		(11,093,268)
United Bankshares, Inc.	(530,864)		(16,085,179)
United States Oil Fund LP *	(421,637)		(15,887,282)
Valley National Bancorp	(1,478,029)		(14,322,101)
Westamerica Bancorporation	(352,697)		(17,271,572)
WisdomTree Investments, Inc. *	(891,030)		(9,257,802)

			(260,205,453)

Health Care—(2.3%)
athenahealth, Inc. *	(78,051)		(9,905,452)
Carl Zeiss Meditec AG	(474,653)		(14,189,196)
Elekta AB, B Shares	(869,765)		(11,265,340)
Health Net, Inc. *	(395,097)		(15,795,978)
Hisamitsu Pharmaceutical Co., Inc.	(298,500)		(12,160,736)
ResMed, Inc.	(340,066)		(17,023,704)
Seattle Genetics, Inc. *	(309,069)		(10,313,633)
William Demant Holding *	(196,023)		(17,626,919)

			(108,280,958)

Real Estate Investment Trusts—(2.2%)
HCP, Inc.	(451,878)		(18,865,907)
Health Care REIT, Inc.	(287,762)		(18,195,191)
Omega Healthcare Investors, Inc.	(504,184)		(18,599,348)
Plum Creek Timber Co., Inc.	(393,483)		(17,746,083)
Realty Income Corp.	(402,028)		(17,407,812)
Rouse Properties, Inc.	(841,436)		(13,732,236)

			(104,546,577)

Technology—(6.1%)
3D Systems Corp. *	(266,071)		(13,476,496)
Aspen Technology, Inc. *	(213,067)		(9,159,750)
AZZ, Inc.	(303,773)		(13,520,936)

	Number of Shares		Value

Technology—(continued)
Blackbaud, Inc.	(640,844)	$	(21,948,907)
Ciena Corp. *	(411,377)		(7,980,714)
Cirrus Logic, Inc. *	(250,933)		(5,553,147)
Dassault Systemes SA	(146,586)		(18,604,252)
Finisar Corp. *	(423,484)		(10,057,745)
Hittite Microwave Corp.	(304,778)		(17,920,946)
Infinera Corp. *	(1,179,573)		(10,734,114)
Infosys Technologies Ltd. - Sponsored ADR	(302,330)		(15,548,832)
International Rectifier Corp. *	(597,717)		(16,030,770)
Itron, Inc. *	(460,888)		(17,721,144)
National Instruments Corp.	(642,242)		(18,393,811)
NetSuite, Inc. *	(160,656)		(12,931,201)
Red Hat, Inc. *	(246,367)		(12,347,914)
Salesforce.com, Inc. *	(355,567)		(18,713,491)
Tyler Technologies, Inc. *	(133,690)		(10,445,200)
ViaSat, Inc. *	(153,912)		(8,346,648)
VMware, Inc., Class A *	(38,812)		(3,745,358)
VTech Holdings Ltd.	(639,800)		(8,607,193)
Wipro Ltd. - ADR	(1,375,808)		(15,326,501)

			(287,115,070)

Transportation—(1.0%)
Hub Group, Inc., Class A *	(198,420)		(9,331,693)
J.B. Hunt Transport Services, Inc.	(160,480)		(12,462,877)
Kansas City Southern	(81,696)		(8,783,954)
Keikyu Corp.	(806,220)		(6,496,652)
Panalpina Welttransport Holding AG, Registered Shares	(57,554)		(9,378,360)

			(46,453,536)

Utilities—(0.4%)
NiSource, Inc.	(426,835)		(15,950,824)
Ormat Technologies, Inc.	(145,360)		(4,328,821)

			(20,279,645)

TOTAL COMMON STOCK (Proceeds $2,013,389,024)			(2,104,816,404)

TOTAL SECURITIES SOLD SHORT —(44.5%) (Proceeds $2,013,389,024)			(2,104,816,404)

	Number of Contracts
OPTIONS WRITTEN—0.0%
Exxon Mobil Corp. Call Options Expires 07/19/14 Strike Price $90	(7)		(7,497)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

Number of Contracts		Value
Exxon Mobil Corp. Call Options Expires 07/19/14 Strike Price $97.50	(1,700)	$(666,400)
Exxon Mobil Corp. Call Options Expires 10/18/14 Strike Price $97.50	(1,582)	(620,144)

TOTAL OPTIONS WRITTEN (Premiums received $1,572,914)		(1,294,041)

OTHER ASSETS IN EXCESS OF LIABILITIES—50.0%		2,365,472,076

NET ASSETS—100.0%		$4,732,001,325

ADR	—	American Depositary Receipt
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$3,937,263,046

Gross unrealized appreciation	$562,392,521
Gross unrealized depreciation	(27,015,873)

Net unrealized appreciation	$535,376,648

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2014 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total		Significant	Significant
	Value as of	Level 1 Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Common Stock
Basic Industries	$286,186,021	$276,656,142	$9,529,879	$—
Capital Goods	428,097,093	378,255,182	49,841,911	—
Communications	141,524,872	137,874,583	3,650,289	—
Consumer Durables	142,887,263	113,011,319	29,875,944	—
Consumer Non-Durables	210,865,965	129,702,733	81,163,232	—
Consumer Services	476,095,492	457,260,179	18,835,313	—
Energy	556,692,289	544,209,801	12,482,488	—
Finance	811,340,537	782,114,344	29,226,193	—
Health Care	658,449,636	658,449,636	—	—
Real Estate Investment Trusts	61,551,267	61,551,267	—	—
Technology	679,256,966	643,882,479	35,374,487	—
Transportation	19,692,293	19,692,293	—	—

Total Assets	$4,472,639,694	$4,202,659,958	$269,979,736	$—

			Level 2	Level 3
	Total		Significant	Significant
	Value as of	Level 1 Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Securities Sold Short
Basic Industries	$(131,392,671)	$(99,352,636)	$(32,040,035)	$—
Capital Goods	(146,158,120)	(115,866,530)	(30,291,590)	—
Communications	(195,217,003)	(135,470,688)	(59,746,315)	—
Consumer Durables	(44,645,850)	(24,078,102)	(20,567,748)	—
Consumer Non-Durables	(193,537,238)	(165,968,928)	(27,568,310)	—
Consumer Services	(302,901,408)	(287,722,143)	(15,179,265)	—
Energy	(264,082,875)	(243,373,725)	(20,709,150)	—
Finance	(260,205,453)	(220,229,601)	(39,975,852)	—
Health Care	(108,280,958)	(53,038,767)	(55,242,191)	—
Real Estate Investment Trusts	(104,546,577)	(104,546,577)	—	—
Technology	(287,115,070)	(287,115,070)	—	—
Transportation	(46,453,536)	(30,578,524)	(15,875,012)	—
Utilities	(20,279,645)	(20,279,645)	—	—
Options Written
Equity Contracts	(1,294,041)	(620,144)	(673,897)	—
Rights	—	—	—	—

Total Liabilities	$(2,106,110,445)	$(1,788,241,080)	$(317,869,365)	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number
	of Shares	Value
RIGHTS—0.0%
CVR Banctec, Inc.
Escrow Shares	14,327	$0
TOTAL RIGHTS (Cost $0)		0

COMMON STOCK—97.8%
Basic Industries—1.1%
Chemtura Corp. *	48,320	1,207,034
Graphic Packaging Holding Co. *	289,505	3,181,660
Huntsman Corp.	108,485	2,895,465
International Paper Co.	53,085	2,528,438

		9,812,597

Capital Goods—5.4%
Cubic Corp.	32,765	1,594,017
Dover Corp.	87,090	7,592,506
Fluor Corp.	30,923	2,321,699
Huntington Ingalls Industries, Inc.	44,780	4,470,387
Illinois Tool Works, Inc.	31,280	2,707,284
Masco Corp.	179,645	3,826,438
MRC Global, Inc. *	134,945	3,885,066
Parker Hannifin Corp.	68,937	8,632,980
Raytheon Co.	54,415	5,309,272
Stanley Black & Decker, Inc.	32,300	2,823,020
Textron, Inc.	68,945	2,704,023
Timken Co.	42,725	2,743,800

		48,610,492

Communications—2.5%
DIRECTV *	130,785	10,781,915
IAC/InterActiveCorp.	35,715	2,364,690
NetEase, Inc.-ADR	68,470	4,872,325
Yahoo!, Inc. * #	127,430	4,415,450

		22,434,380

Consumer Durables—3.2%
Brunswick Corp.	130,160	5,609,896
Lear Corp.	126,468	11,135,507
Newell Rubbermaid, Inc.	153,465	4,493,455
Thor Industries, Inc.	85,130	5,107,800
TRW Automotive Holdings Corp. *	32,430	2,752,334

		29,098,992

Consumer Non-Durables—4.4%
Activision Blizzard, Inc.	517,150	10,746,377
Electronic Arts, Inc. *	294,443	10,343,783
Lorillard, Inc.	180,580	11,226,659
PepsiCo, Inc.	85,860	7,584,014

		39,900,833

	Number
	of Shares	Value
Consumer Services—9.2%
AutoZone, Inc. *	4,865	$2,590,613
Conversant, Inc. *	188,720	4,450,018
CVS Caremark Corp.	68,055	5,330,068
eBay, Inc. *	120,815	6,128,945
Equifax, Inc.	37,345	2,643,652
Foot Locker, Inc.	103,345	4,979,162
Home Depot, Inc. (The)	56,400	4,524,972
Kohl’s Corp.	186,586	10,157,742
Korn/Ferry International *	87,511	2,657,709
Macy’s, Inc.	135,345	8,105,812
Manpowergroup, Inc.	73,030	5,986,999
Omnicom Group, Inc.	112,810	8,026,432
Sportsman’s Warehouse Holdings, Inc. *	241,375	2,227,891
Staples, Inc.	118,825	1,336,781
Viacom, Inc., Class B	68,895	5,878,810
Walt Disney Co., (The)	89,545	7,522,675

		82,548,281

Energy—10.6%
Canadian Natural Resources Ltd.	72,810	2,961,183
Energen Corp.	112,020	9,564,268
EOG Resources, Inc.	69,970	7,402,826
EQT Corp.	43,770	4,678,138
Exxon Mobil Corp.	184,140	18,511,594
Marathon Petroleum Corp.	27,865	2,490,852
Occidental Petroleum Corp.	195,520	19,491,389
Parsley Energy, Inc., Class A *	80,875	1,922,399
Phillips 66	149,295	12,658,723
QEP Resources, Inc.	142,915	4,564,705
Rice Energy, Inc. *	99,485	3,156,659
Rosetta Resources, Inc. *	47,280	2,228,306
Valero Energy Corp.	101,230	5,673,942

		95,304,984

Finance—26.7%
ACE Ltd.	82,660	8,572,669
Alleghany Corp. *	16,002	6,738,762
Allstate Corp., (The)	80,370	4,682,356
American International Group, Inc.	178,590	9,656,361
Axis Capital Holdings Ltd.	96,965	4,459,420
BB&T Corp.	311,810	11,823,835
Bond Street Holdings, Inc., Class A 144A * ‡	50,936	862,346
Bond Street Holdings, Inc., Class B 144A * ‡	12,734	215,587

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
Capital One Financial Corp.	246,110	$19,415,618
Citigroup, Inc. #	385,312	18,329,292
Federated Investors, Inc., Class B	128,640	3,636,653
Fifth Third Bancorp	327,210	6,769,975
First Southern Bancorp, Inc. Class B * ‡	17,550	107,933
Goldman Sachs Group, Inc., (The)	51,700	8,262,177
Huntington Bancshares, Inc.	643,820	5,968,211
JPMorgan Chase & Co.	496,650	27,598,840
Loews Corp.	210,234	9,067,392
MetLife, Inc.	209,500	10,669,835
National Bank Holdings Corp., Class A	176,075	3,445,788
Navient Corp. *	246,020	3,887,116
OneBeacon Insurance Group Ltd., Class A	190,235	2,908,693
Peoples Choice Financial Corp. 144A * ‡	1,465	0
Prudential Financial, Inc.	137,770	11,319,183
Raymond James Financial, Inc.	89,970	4,354,548
SLM Corp.	246,015	2,118,189
Solar Cayman Ltd. 144A * ‡	19,375	0
State Street Corp.	116,995	7,636,264
Torchmark Corp.	94,445	7,643,434
Travelers Cos., Inc., (The)	98,735	9,226,786
Validus Holdings Ltd.	166,704	6,223,060
Wells Fargo & Co.	291,170	14,785,613
White Mountains Insurance Group Ltd.	9,260	5,468,215
WR Berkley Corp.	101,230	4,511,821

		240,365,972

Health Care—17.1%
AbbVie, Inc.	94,245	5,120,331
Allscripts Healthcare Solutions, Inc. *	182,790	2,694,325
Amgen, Inc.	208,320	24,163,037
Boston Scientific Corp. *	216,435	2,776,861
Cardinal Health, Inc.	89,290	6,306,553
Covidien PLC	103,815	7,589,915
Express Scripts Holding Co. *	117,345	8,386,647
Integra LifeSciences Holdings Corp. *	61,355	2,757,907
Johnson & Johnson	175,800	17,836,668
McKesson Corp.	24,185	4,586,443

	Number of Shares	Value

Health Care—(continued)
Medtronic, Inc.	142,620	$8,704,099
Novartis AG - ADR	159,720	14,384,383
Pfizer, Inc.	479,976	14,221,689
Sanofi - ADR	293,680	15,653,144
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	142,655	7,202,651
UnitedHealth Group, Inc.	77,575	6,177,297
WellPoint, Inc.	53,250	5,770,170

		154,332,120

Real Estate Investment Trusts—0.2%
Colony Financial, Inc.	46,925	1,039,858
Terreno Realty Corp.	33,810	655,914
TMST, Inc. ‡	191,097	[0]

		1,695,772

Technology—17.4%
Amdocs Ltd.	96,515	4,644,302
Arrow Electronics, Inc. *	124,577	7,188,093
Avnet, Inc.	153,922	6,706,381
Brocade Communications Systems, Inc. *	443,425	4,044,036
CA, Inc.	261,425	7,500,283
Cisco Systems, Inc.	597,155	14,701,956
Computer Sciences Corp.	41,930	2,636,978
EMC Corp.	707,505	18,791,333
Fidelity National Information Services, Inc.	127,245	6,890,317
Flextronics International Ltd. *	1,560,816	15,873,499
Global Payments, Inc.	47,595	3,263,113
Jabil Circuit, Inc.	238,580	4,490,076
Microsemi Corp. *	187,415	4,559,807
Microsoft Corp.	242,925	9,945,349
Motorola Solutions, Inc.	68,800	4,638,496
ON Semiconductor Corp. *	834,600	7,252,674
Seagate Technology PLC	49,220	2,644,591
TE Connectivity Ltd.	227,515	13,528,042
Total System Services, Inc.	169,800	5,138,148
Vantiv, Inc., Class A *	78,965	2,447,125
Vishay Intertechnology, Inc.	353,235	5,270,266
Western Digital Corp.	58,420	5,132,197

		157,287,062

TOTAL COMMON STOCK (Cost $706,594,666)		881,391,485

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value
PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 5.000% ‡	30	$42,822

TOTAL PREFERRED STOCK (Cost $30,000)		42,822

TOTAL INVESTMENTS—97.8% (Cost $706,624,666)**		881,434,307

	Number of Contracts
OPTIONS WRITTEN ††—(0.1%)
Citigroup Inc. Call Options Expires 01/17/2015 Strike Price $60 Expires 01/17/15	(849)	(22,074)
Yahoo!, Inc. Call Options Expires 01/17/2015 Strike Price $34 Expires 01/17/15	(1,274)	(541,450)

TOTAL OPTIONS WRITTEN (Premiums received $743,607)		(563,524)

OTHER ASSETS IN EXCESS OF LIABILITIES—2.3%		20,795,008

NET ASSETS—100.0%		$901,665,791

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2014, these securities amounted to $ 1,077,933 or 0.1% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of May 31, 2014, these securities amounted to $1,228,688 or 0.1% of net assets.
#	—	Security segregated as collateral for options written.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$706,624,666

Gross unrealized appreciation	$176,828,014
Gross unrealized depreciation	(2,018,373)

Net unrealized appreciation	$174,809,641

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2014 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Common Stock
Basic Industries	$9,812,597	$9,812,597	$—	$—
Capital Goods	48,610,492	48,610,492	—	—
Communications	22,434,380	22,434,380	—	—
Consumer Durables	29,098,992	29,098,992	—	—
Consumer Non-Durables	39,900,833	39,900,833	—	—
Consumer Services	82,548,281	82,548,281	—	—
Energy	95,304,984	95,304,984	—	—
Finance	240,365,972	239,180,106	—	1,185,866
Health Care	154,332,120	154,332,120	—	—
Real Estate Investment Trusts	1,695,772	1,695,772	—	—
Technology	157,287,062	157,287,062	—	—
Preferred Stocks	42,822	—	—	42,822
Rights	—	—	—	—

Total Assets	$881,434,307	$880,205,619	$—	$1,228,688

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Options Written
Equity Contracts	$(563,524)	$—	$(563,524)	$—

Total Liabilities	$(563,524)	$—	$(563,524)	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number
	of Shares	Value

COMMON STOCK—96.6%

Basic Industries—2.1%
Cloud Peak Energy, Inc. *	15,400	$284,438
GrafTech International Ltd. *	32,200	336,490
Novagold Resources, Inc. *	108,100	325,381

		946,309

Capital Goods—7.9%
Aegion Corp. *	14,100	337,977
FreightCar America, Inc.	7,600	195,396
Global Power Equipment Group, Inc.	26,000	429,780
Great Lakes Dredge & Dock Corp.	72,500	552,450
Landec Corp. *	31,800	381,918
LSB Industries, Inc. *	8,200	312,912
MRC Global, Inc. *	15,600	449,124
MYR Group, Inc. *	14,000	350,280
Orion Marine Group, Inc. *	21,700	245,427
Tutor Perini Corp. *	10,000	306,300

		3,561,564

Consumer Durables—2.9%
ACCO Brands Corp. *	32,500	195,650
Libbey, Inc. *	42,000	1,131,900

		1,327,550

Consumer Non-Durables—3.3%
Chiquita Brands International, Inc. *	33,400	342,684
Crocs, Inc. *	18,800	280,684
Matthews International Corp., Class A	11,300	463,300
Universal Corp.	7,700	412,335

		1,499,003

Consumer Services—8.4%
Bravo Brio Restaurant Group, Inc. *	8,600	135,880
Destination XL Group, Inc. *	34,000	179,860
FTI Consulting, Inc. *	22,000	709,940
ICF International, Inc. *	7,600	282,720
Ignite Restaurant Group, Inc. *	8,500	130,475
K12, Inc. *	23,800	546,448
KAR Auction Services, Inc.	8,600	262,644
MDC Partners, Inc., Class A	17,400	365,748

	Number
	of Shares	Value

Consumer Services—(continued)
Office Depot, Inc. *	45,400	$232,448
PRGX Global, Inc. *	66,000	421,080
Titan Machinery, Inc. *(a)	30,200	528,802

		3,796,045

Energy—13.0%
Aegean Marine Petroleum Network, Inc. (a)	23,900	242,107
Approach Resources, Inc. *(a)	61,400	1,198,528
Bill Barrett Corp. *	14,500	362,500
EPL Oil & Gas, Inc. *	14,100	534,531
McDermott International, Inc. *(a)	58,100	421,806
North Atlantic Drilling Ltd	37,600	394,424
Nuverra Environmental Solutions, Inc. *(a)	42,400	721,648
Precision Drilling Corp.	14,300	185,328
Rentech, Inc. *	104,000	242,320
Resolute Energy Corp. *	54,400	452,608
TETRA Technologies, Inc. *	30,900	356,277
Triangle Petroleum Corp. *	60,200	605,010
W&T Offshore, Inc.	13,400	196,578

		5,913,665

Finance—21.6%
A.B. Watley Group, Inc. *	93,855	202
American Equity Investment Life Holding Co.	11,600	261,232
Central Pacific Financial Corp.	45,100	858,704
CNO Financial Group, Inc.	47,700	769,401
Customers Bancorp Inc *	9,350	177,650
Employers Holdings, Inc.	17,000	357,510
FBR & Co. *	20,295	529,700
Fidelity & Guaranty Life	25,700	549,980
First Midwest Bancorp, Inc.	16,900	270,400
FXCM, Inc., Class A	900	12,042
Hanover Insurance Group, Inc., (The)	4,400	264,220
Investors Bancorp, Inc.	16,900	182,520
Kennedy-Wilson Holdings, Inc.	29,300	725,761
Maiden Holdings Ltd.	53,600	656,064
Meadowbrook Insurance Group, Inc.	76,100	518,241
Nelnet, Inc., Class A	9,800	403,466
Northfield Bancorp, Inc.	36,232	471,378

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number
	of Shares	Value

Finance—(continued)
Ocwen Financial Corp. *	16,200	$568,134
OmniAmerican Bancorp, Inc.	5,200	125,164
Popular Inc *	24,200	730,356
THL Credit, Inc.	14,100	187,530
United Community Banks, Inc. *	21,600	331,344
ViewPoint Financial Group	10,500	260,925
Walter Investment Management Corp. *(a)	8,500	245,735
WSFS Financial Corp.	4,700	319,224

		9,776,883

Health Care—4.7%
Accuray, Inc. *(a)	103,200	910,224
Alere, Inc. *	11,600	414,932
Cross Country Healthcare, Inc. *	31,400	181,178
Medical Action Industries, Inc. *	10,200	70,380
Natus Medical, Inc. *	10,300	253,895
Symmetry Medical, Inc. *	34,600	305,172

		2,135,781

Real Estate Investment Trusts—11.9%
American Capital Mortgage Investment Corp.	16,200	330,966
Campus Crest Communities, Inc.	19,600	173,852
CYS Investments, Inc.	39,300	363,132
FelCor Lodging Trust, Inc.	64,100	630,744
Geo Group, Inc. (The)	34,700	1,180,147
Gramercy Property Trust Inc.	69,400	407,378
Hatteras Financial Corp.	11,200	227,248
Highwoods Properties, Inc.	3,810	154,610
Lexington Realty Trust	28,400	322,340
Mack-Cali Realty Corp.	11,200	243,600
Rouse Properties, Inc. (a)	32,500	530,400
Starwood Property Trust, Inc.	13,500	329,265
Two Harbors Investment Corp.	21,100	222,183
Winthrop Realty Trust	19,800	297,000

		5,412,865

Technology—9.8%
ChipMOS TECHNOLOGIES Bermuda Ltd.	6,400	156,224
CIBER, Inc. *	108,100	502,665
Computer Task Group, Inc.	31,300	485,776
Digi International, Inc. *	61,000	542,290

	Number
	of Shares	Value

Technology—(continued)
Diodes, Inc. *	11,300	$312,671
Dot Hill Systems Corp. *	73,600	315,744
Exar Corp. *	41,600	452,608
Extreme Networks, Inc. *	84,400	335,912
Plantronics, Inc.	8,600	389,924
Saba Software, Inc. *	57,700	565,460
Ultratech, Inc. *	16,000	406,080

		4,465,354

Transportation—7.1%
Air Transport Services Group, Inc. *	42,800	388,624
JetBlue Airways Corp. *	76,200	736,092
Navigator Holdings Ltd *	14,600	358,284
Rand Logistics, Inc. *(a)	29,000	172,840
Scorpio Bulkers Inc *	41,300	379,547
Scorpio Tankers, Inc.	82,500	748,275
StealthGas, Inc. *	42,500	446,250

		3,229,912

Utilities—3.9%
Cadiz, Inc. *(a)	37,600	305,688
Empire District Electric Co. (The) (a)	7,600	182,476
Great Plains Energy, Inc.	7,500	190,875
NorthWestern Corp.	2,900	139,200
Piedmont Natural Gas Co., Inc.	9,600	343,584
Portland General Electric Co.	7,000	231,490
UIL Holdings Corp.	10,400	384,488

		1,777,801

TOTAL COMMON STOCK (Cost $34,679,430)		43,842,732

SECURITIES LENDING COLLATERAL—10.6%
BlackRock Liquidity TempFund, Institutional Shares	4,803,267	4,803,267

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,803,267)		4,803,267

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

Value
TOTAL INVESTMENTS—107.2% (Cost $39,482,697)**	$48,645,999

LIABILITIES IN EXCESS OF OTHER ASSETS—(7.2)%	(3,281,165)

NET ASSETS—100.0%	$45,364,834

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income Producing
(a)	— All or a portion of the security is on loan. At May 31, 2014 the market value of the securities on loan was $4,598,966.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$39,482,697

Gross unrealized appreciation	$9,885,599
Gross unrealized depreciation	(722,297)

Net unrealized appreciation	$9,163,302

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2014 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Common Stock *	$43,842,732	$43,842,732	$—	$—
Securities Lending Collateral	4,803,267	4,803,267	—	—

Total Assets	$48,645,999	$48,645,999	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCK
Health Care	16.2%	$11,534,084
Consumer Discretionary	15.9	11,343,913
Finance	15.5	11,002,762
Information Technology	13.0	9,243,533
Industrials	12.8	9,088,343
Energy	8.7	6,174,740
Materials	8.6	6,155,287
Consumer Staples	6.7	4,765,457
Telecommunication Services	0.9	661,515
OTHER ASSETS IN EXCESS OF LIABILITIES	1.7	1,209,466

NET ASSETS	100%	$71,179,100

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—98.3%

Bermuda—0.7%
Validus Holdings Ltd.	13,665	$510,114

Canada—0.5%
Canadian Natural Resources Ltd.	8,875	361,204

France—5.1%
Atos	9,730	874,887
AXA SA	13,425	331,811
LISI	2,165	333,490
Safran SA	15,650	1,062,524
Sanofi	6,400	684,248
Teleperformance SA	5,875	367,792

		3,654,752

Germany—6.6%
Allianz SE, Registered Shares	4,590	779,746
Aurelius AG	29,795	1,103,979
Bayerische Motoren Werke AG	6,295	790,347
Fresenius SE & Co. KGaA	6,935	1,034,836
Henkel AG & Co. KGaA	6,180	626,918
NORMA Group AG	6,628	361,423

		4,697,249

Hong Kong—1.9%
Cheung Kong Holdings Ltd.	20,000	358,010
Hutchison Whampoa Ltd.	29,000	389,734
SJM Holdings Ltd.	212,000	609,977

		1,357,721

Ireland—0.5%
Greencore Group PLC	76,345	373,004

Japan—6.4%
Inpex Corp.	35,300	511,352
ITOCHU Corp.	41,200	489,125
Lintec Corp.	38,000	703,996
Seven & I Holdings Co. Ltd.	10,100	405,651
Softbank Corp.	9,100	661,515
Toho Holdings Co. Ltd.	19,400	375,678
Toyota Motor Corp.	17,200	974,138
TS Tech Co. Ltd.	14,800	398,919

		4,520,374

	Number of Shares	Value

South Korea—0.6%
Samsung Electronics Co. Ltd.	272	$385,308

Switzerland—6.2%
ACE Ltd.	6,320	655,447
Georg Fischer AG, Registered Shares *	1,440	1,086,698
Novartis AG, Registered Shares	11,865	1,067,544
Roche Holding AG, Participation Certificate	5,445	1,604,927

		4,414,616

Taiwan—0.9%
MediaTek, Inc.	38,000	618,037

United Kingdom—13.6%
Alent PLC	86,525	469,906
Berendsen PLC	62,940	1,050,383
BHP Billiton PLC	12,885	403,982
Cambian Group PLC *	43,255	164,946
Entertainment One Ltd. *	194,040	966,313
GlaxoSmithKline PLC	17,795	477,553
HSBC Holdings PLC	50,492	532,608
Kingfisher PLC	75,710	498,622
Liberty Global PLC, Series C *	39,615	1,695,522
Meggitt PLC	90,890	738,039
Rio Tinto PLC	6,050	310,271
Standard Chartered PLC	17,705	398,627
Stock Spirits Group PLC *	262,019	1,338,445
TE Connectivity Ltd.	10,805	642,465

		9,687,682

United States—55.3%
Activision Blizzard, Inc.	29,395	610,828
Allstate Corp., (The)	21,185	1,234,238
Amgen, Inc.	7,785	902,982
Apple, Inc.	2,905	1,838,865
Avnet, Inc.	12,140	528,940
BB&T Corp.	17,820	675,734
Berkshire Hathaway, Inc., Class B *	6,970	894,530
Berry Plastics Group, Inc. *	37,235	879,118
Capital One Financial Corp.	16,855	1,329,691
Cardinal Health, Inc.	9,585	676,988

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—(continued)
CBS Corp., Class B non-voting shares	12,470	$743,337
Comcast Corp., Class A	33,120	1,728,864
Crane Co.	11,830	876,721
Crown Holdings, Inc. *	14,550	710,768
CVR Partners LP	26,415	507,696
CVS Caremark Corp.	25,810	2,021,439
Dover Corp.	6,920	603,286
EMC Corp.	26,900	714,464
Energen Corp.	4,285	365,853
EOG Resources, Inc.	3,410	360,778
EQT Corp.	4,860	519,437
Exxon Mobil Corp.	8,045	808,764
Fifth Third Bancorp	40,730	842,704
Graphic Packaging Holding Co. *	128,155	1,408,423
Honeywell International, Inc.	11,635	1,083,800
International Paper Co.	15,980	761,127
Johnson & Johnson	12,725	1,291,079
JPMorgan Chase & Co.	11,280	626,830
Lear Corp.	13,315	1,172,386
Macy’s, Inc.	21,075	1,262,182
Marathon Petroleum Corp.	4,680	418,345
McKesson Corp.	7,825	1,483,933
Microsoft Corp.	52,235	2,138,501
Norfolk Southern Corp.	6,920	697,190
Occidental Petroleum Corp.	8,675	864,811
Pfizer, Inc.	30,940	916,752
Phillips 66	5,915	501,533
QEP Resources, Inc.	16,590	529,885
Rice Energy, Inc. *	14,595	463,099
Tenneco, Inc. *	7,895	503,306
Universal Health Services, Inc., Class B	8,940	800,756
Wells Fargo & Co.	14,350	728,693
Western Digital Corp.	10,145	891,238
Western Refining, Inc.	11,450	469,679

		39,389,573

TOTAL COMMON STOCK (Cost $64,578,227)		69,969,634

Value
TOTAL INVESTMENTS—98.3% (Cost $64,578,227)**	$69,969,634

OTHER ASSETS IN EXCESS OF LIABILITIES—1.7%	1,209,466

NET ASSETS—100.0%	$71,179,100

LP	—	Limited Partnership
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
*	—	Non-income producing.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$64,578,227

Gross unrealized appreciation	$5,909,375
Gross unrealized depreciation	(517,968)

Net unrealized appreciation	$5,391,407

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2014 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Common Stock
Bermuda	$510,114	$510,114	$—	$—
Canada	361,204	361,204	—	—
France	3,654,752	333,490	3,321,262	—
Germany	4,697,249	—	4,697,249	—
Hong Kong	1,357,721	—	1,357,721	—
Ireland	373,004	—	373,004	—
Japan	4,520,374	—	4,520,374	—
South Korea	385,308	—	385,308	—
Switzerland	4,414,616	655,447	3,759,169	—
Taiwan	618,037	—	618,037	—
United Kingdom	9,687,682	5,277,597	4,410,085	—
United States	39,389,573	39,389,573	—	—

Total Assets	$69,969,634	$46,527,425	$23,442,209	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	Portfolio Holdings Summary

  The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCK
Consumer Discretionary	17.5%	$2,412,906
Health Care	15.4	2,132,883
Finance	14.9	2,055,687
Industrials	13.0	1,795,375
Information Technology	8.7	1,209,308
Materials	8.2	1,134,091
Consumer Staples	7.2	997,854
Energy	5.3	734,478
Telecommunication Services	2.4	336,253
OTHER ASSETS IN EXCESS OF LIABILITIES	7.4	1,017,191

NET ASSETS	100.0%	$13,826,026

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number
	of Shares	Value

COMMON STOCK—92.6%

Australia—1.4%
Australia & New Zealand Banking Group Ltd.	3,760	$117,468
Nine Entertainment Co. Holdings Ltd. *	40,370	83,141

		200,609

Belgium—1.3%
Ageas	4,155	174,783

Canada—1.6%
Canadian Natural Resources Ltd.	2,795	113,754
Suncor Energy, Inc.	2,715	104,489

		218,243

China—0.9%
Shenzhou International Group Holdings Ltd.	34,000	118,743

Denmark—0.5%
Carlsberg A/S, Class B	675	70,413

France—13.1%
Atos	3,195	287,283
AXA SA	5,700	140,881
Cap Gemini SA	3,550	258,261
Havas SA	8,810	75,903
LISI	635	97,813
Publicis Groupe SA	1,205	104,045
Safran SA	3,665	248,827
Sanofi	2,180	233,072
Tarkett SA *	1,830	76,593
Teleperformance SA	2,300	143,986
Total SA	2,100	147,435

		1,814,099

Germany—12.7%
Allianz SE, Registered Shares	1,420	241,229
Aurelius AG	7,245	268,445
Bayer AG, Registered Shares	1,630	235,945
Bayerische Motoren Werke AG	1,780	223,482
Fresenius SE & Co. KGaA	2,480	370,064
Henkel AG & Co. KGaA	2,000	202,886

	Number
	of Shares	Value

Germany—(continued)
Muenchener Rueckversicherungs AG, Registered Shares	325	$72,106
NORMA Group AG	2,596	141,559

		1,755,716

Hong Kong—5.1%
AMVIG Holdings Ltd.	188,000	70,719
Cheung Kong Holdings Ltd.	12,000	214,806
Hutchison Whampoa Ltd.	10,000	134,391
Lenovo Group Ltd.	110,000	136,511
SJM Holdings Ltd.	54,000	155,371

		711,798

Ireland—2.1%
Greencore Group PLC	22,255	108,733
Smurfit Kappa Group PLC *	7,715	186,246

		294,979

Japan—12.9%
Aisin Seiki Co Ltd.	2,000	73,069
Brother Industries Ltd.	5,000	79,609
Hogy Medical Co Ltd.	2,100	112,633
Inpex Corp.	11,900	172,382
ITOCHU Corp.	10,000	118,720
Kaken Pharmaceutical Co. Ltd.	6,000	119,947
Lintec Corp.	9,800	181,557
Nippon Telegraph & Telephone Corp.	1,800	106,563
Nippon Television Holdings, Inc.	4,300	69,784
Seven & I Holdings Co. Ltd.	2,900	116,474
Softbank Corp.	2,110	153,384
Toho Holdings Co. Ltd.	6,300	121,999
Toyota Motor Corp.	4,200	237,871
TS Tech Co. Ltd.	4,200	113,207

		1,777,199

Netherlands—1.8%
Aegon NV	13,070	113,564
Koninklijke Ahold NV	7,726	140,498

		254,062

Singapore—1.7%
OSIM International Ltd.	38,000	84,896

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number
	of Shares		Value

Singapore—(continued)
United Overseas Bank Ltd.	8,000	$	144,016

			228,912

South Korea—2.3%
Hyundai Motor Co.	470		103,643
Samsung Electronics Co. Ltd.	100		141,657
SK Telecom Co. Ltd.	355		76,306

			321,606

Switzerland—10.1%
Aryzta AG	735		68,612
Georg Fischer AG, Registered Shares *	390		294,314
Novartis AG, Registered Shares	4,250		382,390
Roche Holding AG, Participation Certificate	1,475		434,760
Swiss Re AG	1,500		133,485
Zurich Insurance Group AG	260		78,099

			1,391,660

Taiwan—2.2%
Delta Electronics, Inc.	17,000		110,817
MediaTek, Inc.	12,000		195,170

			305,987

United Kingdom—22.9%
Alent PLC	21,990		119,425
Berendsen PLC	17,635		294,304
BHP Billiton PLC	5,375		168,522
Cambian Group PLC *	8,420		32,108
Daily Mail & General Trust PLC, Class A	4,320		63,086
DS Smith PLC	25,690		136,943
Entertainment One Ltd. *	47,375		235,926
GlaxoSmithKline PLC	6,175		165,715
HSBC Holdings PLC	19,290		203,478
Intercontinental Hotels Group PLC	1,972		78,158
Kingfisher PLC	24,565		161,784
Liberty Global PLC, Series C *	7,880		337,264
Meggitt PLC	20,827		169,118
Rexam PLC	19,080		170,162
Rio Tinto PLC	1,960		100,517
Royal Dutch Shell PLC, Class A	4,995		196,418
Standard Chartered PLC	6,810		153,327

	Number
	of Shares		Value

United Kingdom—(continued)
Stock Spirits Group PLC *	56,818	$	290,238
WPP PLC	4,325		93,533

			3,170,026

TOTAL COMMON STOCK (Cost $ 10,323,708)			12,808,835

TOTAL INVESTMENTS—92.6% (Cost $ 10,323,708)**			12,808,835

OTHER ASSETS IN EXCESS OF LIABILITIES—7.4%			1,017,191

NET ASSETS—100.0%		$	13,826,026

PLC	— Public Limited Company
*	— Non-income producing.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$	10,323,708

Gross unrealized appreciation	$	2,601,131
Gross unrealized depreciation		(116,004)

Net unrealized appreciation	$	2,485,127

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (UNAUDITED)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	Portfolio of Investments

  A summary of the inputs used to value the Fund’s investments as of May 31, 2014 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Common Stock
Australia	$200,609	$—	$200,609	$—
Belgium	174,783	—	174,783	—
Canada	218,243	218,243	—	—
China	118,743	—	118,743	—
Denmark	70,413	—	70,413	—
France	1,814,099	97,813	1,716,286	—
Germany	1,755,716	—	1,755,716	—
Hong Kong	711,798	—	711,798	—
Ireland	294,979	—	294,979	—
Japan	1,777,199	112,633	1,664,566	—
Netherlands	254,062	—	254,062	—
Singapore	228,912	—	228,912	—
South Korea	321,606	—	321,606	—
Switzerland	1,391,660	—	1,391,660	—
Taiwan	305,987	—	305,987	—
United Kingdom	3,170,026	1,014,961	2,155,065	—

Total Assets	$12,808,835	$1,443,650	$11,365,185	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Holdings Summary

  The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCK
Consumer Discretionary	16.0%	$3,158,062
Consumer Staples	6.6	1,294,511
Energy	8.6	1,683,082
Financials	15.0	2,960,426
Health Care	15.6	3,066,182
Industrials	12.4	2,447,419
Information Technology	12.9	2,533,516
Materials	8.3	1,635,472
Telecommunication Services	0.9	181,735
COMMON STOCK SOLD SHORT	(49.5)	(9,750,869)
OTHER ASSETS IN EXCESS OF LIABILITIES	53.2	10,484,503

NET ASSETS	100.0%	$19,694,039

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

	Number
	of Shares		Value
LONG POSITIONS—96.3%
COMMON STOCK—96.3%
Australia—0.4%
Valence Industries Ltd. *	163,643	$	71,578

			71,578

Bermuda—0.7%
Validus Holdings Ltd. †	3,663		136,740

			136,740

Canada—0.6%
Canadian Natural Resources Ltd.†	2,390		97,271
Stornoway Diamond Corp. *	45,000		30,296

			127,567

France—5.0%
AtoS †	2,594		233,243
AXA SA †	3,592		88,780
LISI	559		86,107
Safran SA †	4,254		288,817
Sanofi †	1,691		180,791
Teleperformance †	1,602		100,290

			978,028

Germany—6.4%
Allianz SE, Registered Shares †	1,277		216,936
Aurelius AG †	7,918		293,382
Bayerische Motoren Werke AG †	1,701		213,563
Fresenius SE & Co. KGaA †	1,860		277,548
Henkel AG & Co. KGaA †	1,649		167,280
Norma Group SE †	1,708		93,137

			1,261,846

Hong Kong—1.8%
Cheung Kong Holdings Ltd.	5,000		89,502
Hutchison Whampoa Ltd.	7,000		94,074
SJM Holdings Ltd.	58,000		166,880

			350,456

Ireland—0.5%
Greencore Group PLC †	19,923		97,339

			97,339

Japan—6.8%
Inpex Corp.	10,900		157,896
ITOCHU Corp.	12,300		146,025
Lintec Corp.	10,800		200,083
Seven & I Holdings Co., Ltd.	3,300		132,539
SoftBank Corp.	2,500		181,735
Toho Holdings Co., Ltd.	6,400		123,935
Toyota Motor Corp.	4,800		271,853

	Number
	of Shares		Value
Japan—(continued)
TS Tech Co., Ltd.	4,600	$	123,989

			1,338,055

South Korea—0.5%
Samsung Electronics Co., Ltd.	77		109,076

			109,076

Switzerland—6.0%
ACE Ltd. †	1,664		172,573
Georg Fischer AG, Registered Shares * †	391		295,069
Novartis AG, Registered Shares †	3,209		288,727
Roche Holding AG, Participation Certificate †	1,462		430,928

			1,187,297

Taiwan—0.9%
MediaTek, Inc.	11,000		178,905

			178,905

United Kingdom—12.9%
Alent PLC	22,302		121,119
Berendsen PLC †	16,790		280,202
BHP Billiton PLC †	3,448		108,105
Cambian Group PLC *	11,951		45,573
Entertainment One Ltd. * †	52,747		262,678
GlaxoSmithKline PLC	4,917		131,954
HSBC Holdings PLC †	13,519		142,603
Kingfisher PLC	20,866		137,422
Liberty Global PLC, Series C * †	10,715		458,602
Meggitt PLC †	24,380		197,969
Melrose Industries PLC	—		2
Standard Chartered PLC †	4,737		106,653
Stock Spirits Group PLC * †	71,226		363,837
TE Connectivity Ltd. †	3,005		178,677

			2,535,396

United States—53.8%
Activision Blizzard, Inc. †	7,950		165,201
Allstate Corp., (The) †	5,738		334,296
Amgen, Inc. †	2,121		246,015
Apple, Inc. †	793		501,969
Avnet, Inc. †	3,321		144,696
BB&T Corp. †	4,770		180,878
Berkshire Hathaway, Inc., Class B * †	1,868		239,739
Berry Plastics Group, Inc. * †	9,881		233,290
Capital One Financial Corp. †	4,559		359,660

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value
United States—(continued)
Cardinal Health, Inc. †	2,479	$175,092
CBS Corp., Class B non-voting shares †	3,485	207,741
Comcast Corp., Class A †	9,264	483,581
Crane Co. †	2,963	219,588
Crown Holdings, Inc. * †	3,186	155,636
CVR Partners LP †	6,716	129,082
CVS Caremark Corp. †	6,812	533,516
Dover Corp. †	1,836	160,063
EMC Corp. †	7,353	195,296
Energen Corp. †	1,162	99,212
EOG Resources, Inc.	839	88,766
EQT Corp.	1,322	141,295
Exxon Mobil Corp. †	2,195	220,663
Fifth Third Bancorp †	11,058	228,790
Graphic Packaging Holding Co. * †	34,659	380,902
Honeywell International, Inc. †	3,174	295,658
International Paper Co. †	4,312	205,381
Johnson & Johnson †	3,415	346,486
JPMorgan Chase & Co. †	3,077	170,989
Lear Corp. †	3,506	308,703
Macy’s, Inc. †	5,717	342,391
Marathon Petroleum Corp. †	1,283	114,687
McKesson Corp. †	2,096	397,486
Microsoft Corp. †	14,243	583,108
Norfolk Southern Corp. †	1,890	190,418
Occidental Petroleum Corp. †	2,361	235,368
Pfizer, Inc. †	8,592	254,581
Phillips 66 †	1,568	132,951
QEP Resources, Inc. †	4,510	144,049
Rice Energy, Inc. * †	3,894	123,557
Tenneco, Inc. * †	2,119	135,086
Universal Health Services, Inc., Class B †	2,374	212,639
Wells Fargo & Co. †	3,917	198,905
Western Digital Corp. †	2,770	243,345

	Number of Shares	Value
United States—(continued)
Western Refining, Inc. †	3,105	$127,367

		10,588,122

TOTAL COMMON STOCK (Cost $18,418,702)		18,960,405

TOTAL INVESTMENTS—96.3% (Cost $18,418,702)**		18,960,405

SECURITIES SOLD SHORT—(49.5%)
COMMON STOCK—(49.5%)
Australia—(0.5%)
Commonwealth Bank of Australia	(1,304)	(99,203)

		(99,203)

Austria—(0.2%)
Andritz AG	(552)	(32,879)

		(32,879)

Bermuda—(0.3%)
Energy XXI Bermuda Ltd.	(3,000)	(64,350)

		(64,350)

Canada—(1.3%)
ShawCor Ltd.	(2,471)	(125,293)
Teck Resources Ltd., Class B	(3,812)	(84,973)
Ultra Petroleum Corp. *	(1,887)	(50,987)

		(261,253)

China—(0.5%)
Mindray Medical International Ltd. - ADR	(2,861)	(88,777)

		(88,777)

Denmark—(0.2%)
William Demant Holding A/S *	(516)	(46,400)

		(46,400)

Finland—(0.6%)
Konecranes OYJ	(3,867)	(124,212)

		(124,212)

France—(3.0%)
Bureau Veritas SA	(3,833)	(115,594)
Dassault Systemes	(567)	(71,962)
Hermes International	(310)	(109,856)
LVMH Moet Hennessy Louis Vuitton SA - Unsponsored ADR	(2,106)	(84,114)
Remy Cointreau SA	(1,374)	(127,363)
SEB SA	(821)	(74,077)

		(582,966)

Germany—(2.6%)
Adidas AG	(487)	(52,309)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Germany—(continued)
Beiersdorf AG	(1,162)	$(117,426)
Carl Zeiss Meditec AG	(2,390)	(71,446)
Hochtief AG	(991)	(90,209)
K+S AG, Registered Shares	(1,469)	(51,127)
Pfeiffer Vacuum Technology AG	(830)	(90,505)
SGL Carbon SE *	(1,084)	(37,010)

		(510,032)

Hong Kong—(1.6%)
AAC Technologies Holdings, Inc.	(16,000)	(94,607)
ASM Pacific Technology, Ltd.	(8,200)	(91,858)
Vtech Holdings Ltd.	(8,800)	(118,386)

		(304,851)

India—(0.9%)
HDFC Bank Ltd. - ADR	(2,367)	(106,586)
Infosys Ltd. - Sponsored ADR	(1,215)	(62,487)

		(169,073)

Indonesia—(0.4%)
Semen Indonesia Persero Tbk PT	(3,170)	(81,437)

		(81,437)

Italy—(0.3%)
Prada SpA	(8,800)	(65,882)

		(65,882)

Japan—(3.9%)
Electric Power Development Co., Ltd.	(3,400)	(101,166)
Hisamitsu Pharmaceutical Co., Inc.	(3,400)	(138,514)
Keikyu Corp.	(15,000)	(120,872)
Nikon Corp.	(5,700)	(90,698)
Nintendo Co., Ltd.	(800)	(93,548)
Tohoku Electric Power Co., Inc.	(13,500)	(143,755)
Toyo Seikan Group Holdings Ltd.	(5,400)	(79,990)

		(768,543)

Luxembourg—(0.3%)
Millicom International Cellular SA - SDR	(620)	(57,318)

		(57,318)

New Zealand—(0.4%)
Ryman Healthcare Ltd.	(10,526)	(74,410)

		(74,410)

Spain—(0.7%)
Banco Santander SA	(7,898)	(80,873)
Banco Santander SA *	(3,623)	(741)

	Number of Shares	Value
Spain—(continued)
Viscofan SA	(1,032)	$(59,196)

		(140,810)

Sweden—(0.6%)
Elekta AB, Class B	(9,284)	(120,248)

		(120,248)

Switzerland—(1.8%)
Julius Baer Group Ltd.	(2,195)	(95,107)
Panalpina Welttransport Holding AG, Registered Shares	(662)	(107,872)
SGS SA	(64)	(160,646)

		(363,625)

Thailand—(1.0%)
Siam Cement PCL, (The)	(6,000)	(76,479)
Siam Commercial Bank PCL, (The)	(25,100)	(121,819)

		(198,298)

United Kingdom—(2.4%)
Aberdeen Asset Management PLC	(10,072)	(75,274)
Diageo PLC	(4,195)	(135,071)
G4S PLC	(19,943)	(83,657)
Michael Page International PLC	(12,124)	(93,285)
Ocado Group PLC *	(14,110)	(91,668)

		(478,955)

United States—(26.0%)
3D Systems Corp. *	(1,573)	(79,672)
ABIOMED, Inc. *	(3,172)	(72,322)
Air Products & Chemicals, Inc.	(738)	(88,538)
American Axle & Manaufacturing Holdings, Inc. *	(3,404)	(63,110)
Angie’s List, Inc. *	(3,640)	(38,766)
athenahealth, Inc. *	(359)	(45,561)
Blackbaud, Inc.	(2,100)	(71,925)
Buffalo Wild Wings, Inc. *	(491)	(70,954)
Cabela’s, Inc. *	(2,171)	(132,930)
Cabot Oil & Gas Corp.	(2,791)	(101,146)
CarMax, Inc. *	(3,208)	(142,146)
Carrizo Oil & Gas, Inc. *	(684)	(39,303)
Caterpillar, Inc.	(647)	(66,143)
Cheesecake Factory, Inc. (The)	(1,737)	(79,676)
Clorox Co.(The)	(554)	(49,649)
Community Bank System, Inc.	(1,398)	(49,643)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value
United States—(continued)
Compass Minerals International, Inc.	(1,268)	$(117,911)
Concur Technologies, Inc. *	(860)	(73,418)
Continental Resources, Inc. *	(1,093)	(153,413)
Eaton Vance Corp.	(3,519)	(130,731)
FactSet Research Systems, Inc.	(489)	(52,391)
Fastenal Co.	(1,536)	(74,880)
First Financial Bankshares, Inc.	(1,983)	(117,949)
Greenhill & Co., Inc.	(2,429)	(120,770)
Guess?, Inc.	(4,519)	(115,235)
Health Net, Inc./CA *	(1,871)	(74,803)
Hittite Microwave Corp.	(1,322)	(77,734)
HollyFrontier Corp.	(1,898)	(93,477)
Insulet Corp. *	(1,784)	(65,348)
Interface, Inc.	(3,474)	(63,366)
International Rectifier Corp. *	(3,389)	(90,893)
Intrepid Potash, Inc. *	(6,547)	(106,127)
J.B. Hunt Transport Services, Inc.	(719)	(55,838)
Krispy Kreme Doughnuts Inc. *	(3,571)	(67,278)
L Brands, Inc.	(718)	(41,206)
Lululemon Athletica, Inc. *	(1,596)	(71,229)
Matador Resources Co. *	(1,774)	(44,137)
Mattel, Inc.	(1,977)	(76,767)
Mondelez International Inc.	(1,791)	(67,377)
Monro Muffler Brake, Inc.	(2,952)	(159,438)
Monster Beverage Corp. *	(876)	(60,777)
National Instruments Corp.	(4,242)	(121,491)
Netflix, Inc. *	(130)	(54,318)
NetSuite, Inc. *	(911)	(73,326)
NewMarket Corp.	(244)	(95,528)
Panera Bread Co., Class A *	(616)	(94,624)
Plum Creek Timber Co., Inc.	(2,256)	(101,746)
Quiksilver, Inc. *	(8,288)	(49,231)
Raven Industries, Inc.	(2,889)	(90,570)
ResMed, Inc.	(1,773)	(88,756)
Rollins, Inc.	(2,173)	(66,646)
Sally Beauty Holdings, Inc. *	(2,084)	(53,392)
Seattle Genetics, Inc. *	(1,885)	(62,902)
Snyders-Lance, Inc.	(2,611)	(70,967)
Trex Co., Inc. *	(1,619)	(50,043)
Trustmark Corp.	(3,018)	(69,867)
UMB Financial Corp.	(1,189)	(65,633)
Under Armour, Inc., Class A *	(1,629)	(82,737)

	Number of Shares	Value
United States—(continued)
United Bankshares, Inc.	(1,774)	$(53,752)
Vulcan Materials Co.	(1,123)	(68,469)
W.W. Grainger, Inc.	(271)	(70,018)
Wausau Paper Corp.	(10,091)	(107,368)
Weatherford International Ltd. *	(5,136)	(111,400)
Westamerica Bancorporation	(1,033)	(50,586)

		(5,117,347)

TOTAL COMMON STOCK (Proceeds $9,732,175)		(9,750,869)

TOTAL SECURITIES SOLD SHORT —(49.5%) (Proceeds $9,732,175)		(9,750,869)

OTHER ASSETS IN EXCESS OF LIABILITIES—53.2%		10,484,503

NET ASSETS—100.0%		$19,694,039

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	—	The cost and unrealized appreciation and depreciation in the value of the investstments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$18,418,702

Gross unrealized appreciation	$645,161
Gross unrealized depreciation	(103,458)

Net unrealized appreciation	$541,703

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

  Contracts For Difference held by the Fund at May 31, 2014, are as follows:

		Number of	Notional	Unrealized
Reference Company	Counterparty	Contracts (Short)	Amount	(Depreciation)

Chailease Holding Co., Ltd.	Goldman Sachs	(54,000.00)	$129,048	$(6,946)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (concluded)	Portfolio of Investments

  A summary of the inputs used to value the Fund’s investments as of May 31, 2014 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Common Stock
Australia	$71,578	71,578	$—	$—
Bermuda	136,740	136,740	—	—
Canada	127,567	127,567	—	—
France	978,028	86,107	891,921	—
Germany	1,261,846	—	1,261,846	—
Hong Kong	350,456	—	350,456	—
Ireland	97,339	—	97,339	—
Japan	1,338,055	—	1,338,055	—
South Korea	109,076	—	109,076	—
Switzerland	1,187,297	172,573	1,014,724	—
Taiwan	178,905	—	178,905	—
United Kingdom	2,535,396	1,430,486	1,104,910	—
United States	10,588,122	10,588,122	—	—

Total Assets	$18,960,405	$12,613,173	$6,347,232	$—

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2014	Price	Inputs	Inputs
Securities Sold Short
Australia	$(99,203)	$—	$(99,203)	$—
Austria	(32,879)	—	(32,879)	—
Bermuda	(64,350)	—	(64,350)	—
Canada	(261,253)	(261,253)	—	—
China	(88,777)	(88,777)	—	—
Denmark	(46,400)	—	(46,400)	—
Finland	(124,212)	—	(124,212)	—
France	(582,966)	(211,477)	(371,489)	—
Germany	(510,032)		(510,032)	—
Hong Kong	(304,851)	(210,244)	(94,607)	—
India	(169,073)	(169,073)	—	—
Indonesia	(81,437)	(81,437)	—	—
Italy	(65,882)	(65,882)	—	—
Japan	(768,543)	—	(768,543)	—
Luxembourg	(57,318)	—	(57,318)	—
New Zealand	(74,410)	—	(74,410)	—
Spain	(140,810)	(741)	(140,069)	—
Sweden	(120,248)		(120,248)	—
Switzerland	(363,625)	—	(363,625)	—
Thailand	(198,298)	—	(198,298)	—
United Kingdom	(478,955)	—	(478,955)	—
United States	(5,117,347)	(111,400)	(5,005,947)	—
Contracts for difference	(6,946)	—	(6,946)	—

Total Liabilities	$(9,757,815)	$(1,200,284)	$(8,557,531)	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2014 (unaudited)

Portfolio Valuation — Each Robeco Investment Fund, Robeco Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Robeco Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Robeco Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Robeco Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Robeco Boston Partners Global Equity Fund (“BP Global Equity Fund”), Robeco Boston Partners International Equity Fund (“BP International Equity Fund”), Robeco Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”) (collectively “BP Funds”), and Robeco WPG Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 - quoted prices in active markets for identical securities;

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of May 31, 2014 is included in each Fund’s Portfolio of Investments.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

May 31, 2014 (unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. For the BP Global Equity Fund and the BP International Equity Fund, securities with an end of period value of $1,103,979 and $339,164, respectively, transferred from Level 1 into Level 2. These transfers occurred as a result of these securities being valued utilizing the international fair value pricing at May 31, 2014.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

The BP Long/Short Equity Fund, BP Long/Short Research Fund and the BP All-Cap Value Fund had transactions in options written during the period ended May 31, 2014 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research		BP All-Cap Value Fund
				Fund

	Number of	Premiums	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received	Contracts	Received

Options outstanding at August 31, 2013	1,996	$2,046,646	5,383	$2,971,577	849	$143,481
Options written	1,466	1,328,415	10,877	5,143,875	2,123	743,607
Options closed	(1,089)	(2,248,984)	(4,004)	(2,198,368)	(849)	(143,841)
Options expired	(1,140)	(225,622)	(300)	(95,643)	—	—
Options exercised	—	—	(8,667)	(4,248,527)	—	—

Options outstanding at May 31, 2014	1,233	$900,455	3,289	$1,572,914	2,123	$743,607

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

May 31, 2014 (unaudited)

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

Contracts for Difference — The BP Global Long/Short Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of May 31, 2014, the BP Global Long/Short Fund held CFDs.

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (concluded)

May 31, 2014 (unaudited)

At May 31, 2014, the following Fund held restricted securities that were illiquid:

					% of
		Acquisition	Shares		Net
	Acquisition Date	Cost	/Par	Value	Assets
BP All-Cap Value Fund
Common Stocks:
Peoples Choice Financial Corp., 144A	12/21/04-01/23/06	$14,293	1,465	$—	0.0
Solar Cayman Ltd., 144A	03/24/10	—	19,375	—	0.0

		$14,293		$—	0.0%

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

S1 FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2014

(UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS — 82.4%
CONSUMER DISCRETIONARY—20.8%
Advance Auto Parts, Inc.^	1,665	$206,743
Aeropostale, Inc.*^	49,121	192,063
Brookfield Residential Properties, Inc.*†^	29,174	589,315
Charter Communications, Inc., Class A*^	12,200	1,746,308
Chipotle Mexican Grill, Inc.*^	604	330,442
ClubCorp Holdings, Inc.	6,350	111,696
Crocs, Inc.*	7,700	114,960
Dalata Hotel Group PLC (Ireland)*	87,904	347,498
Expedia, Inc.	3,100	227,229
Garmin Ltd.†	10,079	593,753
GNC Holdings, Inc., Class A	390	14,399
Goodyear Tire & Rubber Co., (The)	7,137	188,203
Home Depot, Inc. (The)	2,564	205,710
HomeAway, Inc.*^	16,267	501,024
JC Penney Co., Inc.*^	32,913	295,888
La Quinta Holdings, Inc.*^	39,997	722,346
Lee Enterprises, Inc.*^	200,000	816,000
Lennar Corp., Class A^	22,484	919,596
Liberty Interactive Corp., Class A*^	17,000	495,210
Liberty Ventures, Class A*^	34,800	2,310,720
Loral Space & Communications, Inc.*^	9,350	676,379
Netflix, Inc.*	859	358,916
Nexstar Broadcasting Group, Inc., Class A	3,330	154,712
Perry Ellis International, Inc.*^	18,810	318,453
Polaris Industries, Inc.^	1,418	182,809
Priceline Group, Inc. (The)*	85	108,684
Quiksilver, Inc.*^	50,116	297,689
Restoration Hardware Holdings, Inc.*^	7,538	501,126
Select Comfort Corp.*	7,390	137,011
SFX Entertainment, Inc.*^	126,953	929,296
Skechers U.S.A., Inc., Class A*	3,330	148,185
Smith & Wesson Holding Corp.*^	12,710	201,835
Sony Corp. - Sponsored ADR^	10,382	167,981
Starbucks Corp.^	1,219	89,280
Starz, Class A*	1,731	52,969
Tile Shop Holdings, Inc.*	7,900	117,868
Time Warner, Inc.	2,607	182,047
Toll Brothers, Inc.*^	23,462	849,794
Whirlpool Corp.	862	123,740
William Lyon Homes, Class A*^	27,300	717,717
Wolverine World Wide, Inc.^	14,538	376,098
Yellow Media Ltd. (Canada)*	10,000	190,907
Zulily, Inc., Class A*	13,100	454,963

		18,267,562

CONSUMER STAPLES—1.3%
Coca-Cola Central Japan Co. Ltd. (Japan)	15,000	355,886
Costco Wholesale Corp.	1,094	126,926

	NUMBER
	OF SHARES	VALUE
CONSUMER STAPLES—(CONTINUED)
Estee Lauder Cos., Inc. (The), Class A	391	$29,958
Limoneira Co.	7,710	180,414
Wal-Mart Stores, Inc.	3,295	252,957
WhiteWave Foods Co. (The), Class A*	6,000	188,940

		1,135,081

ENERGY—0.9%
Frontline 2012 Ltd. (Bermuda)	60,000	477,610
Knightsbridge Tankers Ltd.†	22,000	291,280

		768,890

FINANCIALS—7.9%
Alexander & Baldwin, Inc.	7,423	281,406
Altisource Portfolio Solutions SA*†	1,172	129,166
American International Group, Inc.^	3,670	198,437
Bank Mutual Corp.	43,960	266,398
Berkshire Hathaway, Inc., Class B*	2,000	256,680
BSB Bancorp, Inc.*	3,630	64,396
Capital & Counties Properties, PLC (United Kingdom)	69,872	396,277
Capital Bank Financial Corp., Class A*^	8,451	205,021
Citigroup, Inc.	3,688	175,438
Dream Unlimited Corp. - Class A (Canada)*	34,411	457,946
Fox Chase Bancorp, Inc.^	5,868	94,181
Genworth Financial, Inc., Class A*^	8,480	144,075
Hampden Bancorp, Inc.^	16,481	267,157
Healthcare Trust of America, Inc.*	21,653	262,001
Heritage Commerce Corp.^	20,630	166,278
HomeStreet, Inc.	2,360	42,291
Howard Hughes Corp., (The)*^	4,623	684,573
ICG Group, Inc.*^	22,496	434,623
Irish Residential Properties REIT PLC (Ireland)*	392,345	540,177
Metro Bancorp, Inc.*	8,410	183,758
National Bank Holdings Corp., Class A	13,010	254,606
Ocean Shore Holding Co.^	20,780	306,505
Pacific Mercantile Bancorp*^	49,809	333,222
Realogy Holdings Corp.*	4,380	162,848
Unite Group PLC (United Kingdom)	45,663	323,237
Urban & Civic (United Kingdom)*	22,200	92,098
ViewPoint Financial Group	9,014	223,998

		6,946,793

HEALTH CARE—0.4%
Angiotech Pharmaceuticals, Inc.†r	14,450	210,126
Perrigo Co., PLC†	770	106,414

		316,540

The accompanying notes are an integral part of the Portfolio of investments.

1

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2014

(UNAUDITED)

	NUMBER
	OF SHARES	VALUE
INDUSTRIALS—9.7%
3M Co.^	1,430	$203,846
Air Canada, Class B (Canada)*	6,400	51,904
Ashtead Group PLC (United Kingdom)	40,000	591,212
Baltic Trading Ltd.†^	119,400	765,354
Danaher Corp.	2,575	201,957
FedEx Corp.^	2,195	316,431
Golden Ocean Group Ltd. (Bermuda)	240,000	436,570
H&E Equipment Services, Inc.*	8,100	280,665
Hawaiian Holdings, Inc.*	25,000	386,000
HD Supply Holdings, Inc.*^	17,000	446,590
Hertz Global Holdings, Inc.*^	32,000	944,640
Nielsen Holdings NV*^	4,080	196,901
Owens Corning	8,500	348,585
Paragon Shipping, Inc., Class A*†	68,300	379,748
RPX Corp.*^	35,794	581,652
Safe Bulkers, Inc.*	38,500	311,850
United Rentals, Inc.*^	16,500	1,667,325
USG Corp.*^	15,000	449,700

		8,560,930

INFORMATION TECHNOLOGY—23.1%
Ambarella, Inc.*	11,141	288,998
Apple, Inc.^	1,665	1,053,945
Attunity Ltd.*†	13,690	118,145
Blackberry Ltd. (Canada)*	11,500	87,400
BroadSoft, Inc.*^	13,439	289,879
CommScope Holding Co., Inc.*	38,000	1,004,720
eBay, Inc.*^	10,967	556,356
EchoStar Corp., Class A*^	29,900	1,526,993
Facebook, Inc., Class A*	3,600	227,880
Gigamon, Inc.*	22,067	375,360
Hewlett-Packard Co.	12,476	417,946
Himax Technologies, Inc. - ADR	6,738	44,673
JinkoSolar Holding Co. Ltd. - ADR*	17,507	490,721
Kofax Ltd.*	13,630	111,766
LinkedIn Corp., Class A*	630	100,857
LogMein*	9,358	398,370
Marketo, Inc.*^	30,001	695,423
MercadoLibre, Inc.†	2,496	212,335
Microsoft Corp.	5,150	210,841
NXP Semiconductor NV*†	10,158	630,812
OpenTable, Inc.*^	1,698	115,040
Optimal Payments, PLC (United Kingdom)*	262,000	1,700,657
Palo Alto Networks, Inc.*^	7,368	551,937
Polycom, Inc.*^	42,138	537,260
Proofpoint, Inc.*^	16,261	519,051
Qihoo 360 Technology Co., - Ltd. ADR*	5,522	507,085
QUALCOMM, Inc.	1,200	96,540
Rackspace Hosting, Inc.*	7,798	284,549
Rambus, Inc.*^	39,323	475,808
Sabre Corp.*	28,000	537,600
Salesforce.com, Inc.*	6,739	354,674
ServiceNow, Inc.*	7,005	366,432

	NUMBER
	OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
Silicon Motion Technology Corp., ADR^	82,739	$1,372,640
Spansion, Inc., Class A*^	28,999	552,431
Tech Data Corp.*	1,970	117,235
Teradyne, Inc.^	29,800	530,440
Xcerra Corp.*^	144,560	1,395,004
Yahoo!, Inc.*^	19,989	692,619
YY, Inc. - ADR*	12,201	794,407

		20,344,829

MATERIALS—4.9%
Alcoa, Inc.	39,632	539,392
Constellium NV, Class A*†	40,900	1,191,826
Graphic Packaging Holding Co.*^	110,000	1,208,900
Noranda Aluminum Holding Corp.	120,000	376,800
Owens-Illinois, Inc.*^	15,000	498,450
Potash Corp. of Saskatchewan, Inc.†	2,731	99,190
Smurfit Kappa Group, PLC (Ireland)*	17,900	432,119

		4,346,677

REAL ESTATE INVESTMENT TRUSTS—12.0%
Alexandria Real Estate Equities, Inc.^	9,932	755,726
American Campus Communities, Inc.^	10,783	418,812
Avalonbay Communities, Inc.^	5,938	842,246
Boston Properties, Inc.^	3,102	374,349
Brookfield Canada Office Properties (Canada)	12,301	299,726
CommonWealth REIT^	25,481	670,405
DiamondRock Hospitality Co.	19,300	239,706
Equity Lifestyle Properties, Inc.^	7,780	340,297
Excel Trust, Inc.	13,425	177,210
Green REIT, PLC (Ireland)*	421,178	706,183
Health Care REIT, Inc.	9,500	600,685
Host Hotels & Resorts, Inc.^	14,807	326,790
Klepierre (France)	9,406	456,757
Lar Espana Real Estate Socimi SA (Spain)*	27,227	370,405
Mack-Cali Realty Corp.	14,505	315,484
Parkway Properties, Inc.^	41,804	834,826
Post Properties, Inc.^	13,760	703,824
Prologis, Inc.^	22,029	914,424
Retail Opportunity Investments Corp.	22,055	348,469
Rouse Properties^	15,770	257,366
Spirit Realty Capital, Inc.^	51,233	578,421

		10,532,111

TELECOMMUNICATION SERVICES—1.4%
Globalstar, Inc.*	40,000	138,400
inContact, Inc.*^	92,217	781,078
Verizon Communications, Inc.	6,105	305,006

		1,224,484

TOTAL COMMON STOCKS (Cost $63,215,076)		72,443,897

The accompanying notes are an integral part of the Portfolio of investments.

2

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2014

(UNAUDITED)

	NUMBER
	OF SHARES	VALUE
EXCHANGE TRADED FUNDS — 10.0%
CURRENCY—0.1%
ProShares UltraShort Yen*	1,770	$116,094

EQUITY—9.8%
iShares Core Total US Bond Market ETF^	51,111	5,605,343
iShares International Select Dividend ETF	69,858	2,822,263
ProShares UltraShort Russell 2000*	1,460	69,934
SPDR S&P Regional Banking ETF	2,646	101,316

		8,598,856

OTHER—0.1%
AP Alternative Assets LP*	3,288	109,951

TOTAL EXCHANGE TRADED FUNDS (Cost $8,693,392)		8,824,901

	PAR (000’S)
FOREIGN GOVERNMENT NOTE — 0.0%
Canadian Government Bond 3.000% 12/01/15	CAD 10	9,495

TOTAL FOREIGN GOVERNMENT NOTE (Cost $10,101)		9,495

U.S. TREASURY NOTE — 0.1%
2.625% 04/30/16^	$100	104,363

TOTAL U.S. TREASURY NOTE (Cost $101,233)		104,363

	UNITS
WARRANTS — 0.2%
FINANCIALS—0.2%
PNC Financial Services Group, Inc. (The)*	4,970	115,950

TOTAL WARRANTS (Cost $109,950)		115,950

	NUMBER
	OF
	CONTRACTS
PURCHASED OPTIONS — 0.6%
CALL OPTIONS PURCHASED — 0.5%
Aloca, Inc. Expires 01/17/15 Strike Price $15	600	37,800
BlackBerry Ltd. Expires 01/17/15 Strike Price $12	650	16,900
Constellium NV Expires 11/22/14 Strike Price $30	440	95,040
Graphic Packaging Holding Co. Expires 06/21/14 Strike Price $10	800	80,000

	NUMBER
	OF
	CONTRACTS	VALUE
Hertz Global Holdings, Inc. Expires 06/21/14 Strike Price $30	450	$29,250
Knightsbridge Tankers Ltd. Expires 09/20/14 Strike Price $15	800	58,000
United Rentals, Inc. Expires 07/19/14 Strike Price $105	125	38,750
USG Corp. Expires 08/16/14 Strike Price $32	125	11,875
Yelp, Inc. Expires 07/19/14 Strike Price $75	230	51,175

TOTAL CALL OPTIONS PURCHASED (Cost $577,732)		418,790

PUT OPTIONS PURCHASED — 0.1%
AmTrust Financial Services, Inc. Expires 06/21/14 Strike Price $25	170	1,700
Energy Select Sector SPDR Fund Expires 06/21/14 Strike Price $90	100	1,700
HSBC Holdings PLC - Sponsored ADR Expires 01/17/15 Strike Price $50	108	18,900
International Business Machines Corp. Expires 07/19/14 Strike Price $190	15	12,450
iShares Russell 2000 ETF Expires 06/06/14 Strike Price $111	550	25,850
Lindsay Corp. Expires 06/21/14 Strike Price $85	4	930
NTELOS Holdings Corp. Expires 06/21/14 Strike Price $10	100	2,500
RealPage, Inc. Expires 07/19/14 Strike Price $17.50	160	2,400
SPDR Dow Jones Industrial Average ETF Trust Expires 06/30/14 Strike Price $164	215	20,210
SPDR S&P 500 ETF Trust Expires 07/19/14 Strike Price $184	410	42,230
Utilities Select Sector SPDR Fund Expires 09/20/14 Strike Price $40	150	7,500

TOTAL PUT OPTIONS PURCHASED (Cost $326,761)		136,370

TOTAL PURCHASED OPTIONS — 0.6% (Cost $904,493)		555,160

The accompanying notes are an integral part of the Portfolio of investments.

3

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2014

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE
TOTAL INVESTMENTS — 93.3% (Cost $73,034,245)**		82,053,766

	NUMBER OF SHARES	VALUE
SECURITIES SOLD SHORT — (44.9)%
COMMON STOCKS — (41.9)%
CONSUMER DISCRETIONARY—(7.3)%
Bayerische Motoren Werke AG (Germany)	(1,400)	$(175,771)
Beazer Homes USA, Inc.*	(2,730)	(53,425)
Brunswick Corp.	(2,215)	(95,466)
Cabela’s, Inc.*	(3,400)	(208,182)
Casio Computer Co. Ltd. (Japan)	(4,700)	(62,991)
CST Brands, Inc.	(5,500)	(181,885)
Ctrip.com International Ltd. - ADR*	(8,549)	(473,786)
Dunkin’ Brands Group, Inc.	(3,400)	(152,184)
Five Below, Inc.*	(1,810)	(65,522)
Francesca’s Holdings Corp.*	(8,260)	(126,708)
Gannett Co., Inc.	(341)	(9,476)
Gap, Inc. (The)	(492)	(20,285)
Hanesbrands, Inc.	(1,331)	(112,909)
Hasbro, Inc.	(2,598)	(139,513)
Ignite Restaurant Group, Inc.*	(4,920)	(75,522)
John Wiley & Sons, Inc., Class A	(4,000)	(219,120)
Kohl’s Corp.	(1,800)	(97,992)
Macy’s, Inc.	(200)	(11,978)
Marriott International, Inc., Class A	(16,894)	(1,041,008)
McDonald’s Corp.	(1,000)	(101,430)
Nikon Corp. (Japan)	(5,300)	(84,333)
PVH Corp.	(380)	(50,019)
Sally Beauty Holdings, Inc.*	(6,000)	(153,720)
Scholastic Corp.	(5,200)	(165,776)
Sonic Corp.*	(10,500)	(218,400)
Sturm Ruger & Co., Inc.	(1,770)	(107,297)
Swatch Group AG (The) (Switzerland)	(450)	(266,100)
Tesla Motors, Inc.*	(410)	(85,186)
Tile Shop Holdings, Inc.*	(7,900)	(117,868)
TripAdvisor, Inc.*	(14,635)	(1,422,083)
Tupperware Brands Corp.	(1,747)	(146,259)
Vipshop Holdings Ltd. - ADR*	(530)	(86,210)
Volkswagen AG (Germany)	(450)	(119,829)

		(6,448,233)

CONSUMER STAPLES—(1.1)%
Costco Wholesale Corp.	(620)	(71,932)
Energizer Holdings, Inc.	(2,258)	(261,928)
Kimberly-Clark Corp.	(1,479)	(166,166)
Philip Morris International, Inc.	(1,740)	(154,060)
Whole Foods Market, Inc.	(2,600)	(99,424)
WM Morrison Supermarkets PLC (United Kingdom)	(60,878)	(206,258)

		(959,768)

	NUMBER OF SHARES	VALUE
FINANCIALS—(2.3)%
Altisource Asset Management Corp.*†	(105)	$(103,232)
American Realty Capital Healthcare Trust, Inc.	(17,198)	(171,120)
Amtrust Financial Services, Inc.	(3,000)	(128,100)
Calamos Asset Management, Inc., Class A	(5,660)	(70,467)
Cohen & Steers, Inc.	(2,300)	(93,127)
First Cash Financial Services, Inc.*	(1,470)	(77,204)
Greenhill & Co., Inc.	(1,440)	(71,597)
Interactive Brokers Group, Inc., Class A	(2,570)	(59,161)
Invesco Ltd.	(2,330)	(85,511)
Legg Mason, Inc.	(2,180)	(106,471)
MetLife, Inc.	(1,700)	(86,581)
MSCI, Inc.*	(2,600)	(112,216)
Noah Holdings Ltd. - Sponsored ADR*	(3,570)	(48,766)
Portfolio Recovery Associates, Inc.*	(4,500)	(251,055)
Prosperity Bancshares, Inc.	(1,240)	(72,081)
Regional Management Corp.*	(2,500)	(35,975)
Shaftesbury PLC (United Kingdom)	(19,915)	(223,954)
Springleaf Holdings, Inc.*	(2,240)	(52,573)
TD Ameritrade Holding Corp.	(2,850)	(86,469)
US Bancorp.	(2,420)	(102,100)

		(2,037,760)

HEALTH CARE—(1.6)%
athenahealth, Inc.*	(3,586)	(455,099)
Castlight Health, Inc., Class B*	(21,761)	(330,332)
Cyberonics, Inc.*	(1,240)	(75,392)
HMS Holdings Corp.*	(12,800)	(240,640)
Masimo Corp.*	(13,500)	(332,640)

		(1,434,103)

INDUSTRIALS—(1.8)%
ADT Corp. (The)	(8,424)	(271,253)
Caterpillar, Inc.	(990)	(101,208)
Healthcare Services Group, Inc.	(6,600)	(196,416)
Nielsen Holdings NV	(2,896)	(139,761)
Paylocity Corp.*	(22,719)	(442,339)
Ritchie Bros Auctioneers, Inc.†	(10,000)	(229,500)
Trex Co., Inc.*	(5,200)	(160,732)

		(1,541,209)

INFORMATION TECHNOLOGY—(17.4)%
Activision Blizzard, Inc.	(4,986)	(103,609)
Amber Road, Inc.*	(34,761)	(475,530)
ARM Holdings PLC - Sponsored ADR	(8,730)	(403,326)
ASML Holding N.V.†	(3,710)	(318,615)
Baidu, Inc. - Sponsored ADR*	(1,932)	(320,712)
Bankrate, Inc.*	(8,600)	(130,290)
Bottomline Technologies de, Inc.*	(8,600)	(247,852)
Canon, Inc. (Japan)	(3,100)	(102,191)
Dassault Systemes S.A. Coupons*	(4,645)	—

The accompanying notes are an integral part of the Portfolio of investments.

4

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2014

(UNAUDITED)

	NUMBER
	OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
Dassault Systemes SA (France)	(4,645)	$(589,529)
Dealertrack Technologies, Inc.*	(2,000)	(79,420)
Dolby Laboratories, Inc., Class A*	(15,783)	(655,626)
E2open, Inc.*	(37,698)	(662,731)
Ebix, Inc.	(3,690)	(57,712)
Fairchild Semiconductor International, Inc.*	(26,504)	(388,814)
Flextronics International Ltd.*	(30,000)	(305,100)
Freescale Semiconductor Ltd.*	(22,464)	(498,476)
Fusion-io, Inc.*	(5,210)	(41,628)
GrubHub, Inc.*	(10,288)	(350,615)
Hewlett-Packard Co.	(11,180)	(374,530)
Intel Corp.	(16,551)	(452,173)
International Business Machines Corp.	(4,122)	(759,932)
International Rectifier Corp.*	(13,566)	(363,840)
IPG Photonics Corp.*	(1,070)	(67,517)
Marketo, Inc.*	(2,320)	(53,778)
Marvell Technology Group Ltd.†	(23,058)	(359,013)
Motorola Solutions, Inc.	(10,778)	(726,653)
Neopost SA (France)	(1,400)	(112,316)
NetScout Systems, Inc.*	(8,834)	(343,378)
Oracle Corp.	(6,500)	(273,130)
Q2 Holdings, Inc.*	(28,697)	(377,366)
RealPage, Inc.*	(45,060)	(955,723)
Silicon Graphics International Corp.*	(6,260)	(55,276)
Sohu.com, Inc.*†	(6,548)	(378,212)
Synchronoss Technologies, Inc.*	(6,800)	(215,900)
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	(17,000)	(349,520)
Take-Two Interactive Software, Inc.*	(28,695)	(591,978)
Teradata Corp.*	(10,623)	(446,060)
TIBCO Software, Inc.*	(10,063)	(216,455)
Trimble Navigation Ltd.*	(9,354)	(337,399)
United Microelectronics Corp. - Sponsored ADR	(49,000)	(112,700)
Varonis Systems, Inc.*	(18,698)	(457,914)
Workday, Inc., Class A*	(4,955)	(388,323)
Yandex NV*†	(11,544)	(359,480)
Zebra Technologies Corp., Class A*	(4,989)	(370,683)
Zillow, Inc., Class A*	(870)	(102,677)

		(15,333,702)

REAL ESTATE INVESTMENT TRUSTS—(8.2)%
Acadia Realty Trust	(10,878)	(300,124)
Brandywine Realty Trust	(13,867)	(212,165)
Brixmor Property Group, Inc.	(30,487)	(663,092)
Camden Property Trust	(5,750)	(403,880)
CBL & Associates Properties, Inc.	(16,704)	(314,369)
CubeSmart	(40,811)	(744,393)
Duke Realty Corp.	(18,826)	(333,220)
EastGroup Properties, Inc.	(1,350)	(85,941)
Extra Space Storage, Inc.	(10,300)	(539,205)
Highwoods Properties, Inc.	(21,005)	(852,383)
Kimco Realty Corp.	(20,617)	(472,542)

	NUMBER
	OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(CONTINUED)
Pebblebrook Hotel Trust	(20,784)	$(738,663)
Plum Creek Timber Co., Inc.	(2,258)	(101,836)
Realty Income Corp.	(7,450)	(322,585)
Regency Centers Corp.	(1,530)	(81,702)
Washington Real Estate Investment Trust	(13,291)	(343,307)
Weingarten Realty Investors	(23,182)	(736,956)

		(7,246,363)

TELECOMMUNICATION SERVICES—(1.8)%
AT&T, Inc.	(12,085)	(428,655)
Belgacom SA (Belgium)	(5,000)	(165,611)
CenturyLink, Inc.	(6,690)	(252,012)
Deutsche Telekom AG Coupons*	(17,000)	—
Deutsche Telekom AG, Registered Shares (Germany)	(11,000)	(185,748)
Telefonica SA	(20,000)	(335,798)
Verizon Communications, Inc.	(3,674)	(183,553)

		(1,551,377)

UTILITIES—(0.4)%
Hawaiian Electric Industries, Inc.	(14,000)	(336,700)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $34,773,833)		(36,889,215)

EXCHANGE TRADED-FUNDS SOLD SHORT — (3.0)%
EQUITY—(3.0)%
iShares MSCI Emerging Markets ETF	(3,110)	$(132,329)
iShares Russell 2000 Index Fund	(11,400)	(1,286,604)
ProShares Ultra Nasdaq Biotechnology*	(780)	(63,001)
SPDR S&P Regional Banking ETF	(1,860)	(71,219)
Utilities Select Sector SPDR Fund	(12,000)	(512,281)
Vanguard REIT ETF	(7,227)	(539,785)

		(2,605,219)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $2,588,876)		(2,605,219)

TOTAL SECURITIES SOLD SHORT (Proceeds $37,362,709)		(39,494,434)

	NUMBER
	OF
	CONTRACTS
WRITTEN OPTIONS — (0.2)%
CALL OPTIONS WRITTEN—(0.1)%
BlackBerry Ltd. Expires 01/17/15 Strike Price $20	(650)	(2,600)
Energy Select Sector SPDR Fund Expires 06/21/14 Strike Price $96	(100)	(6,800)
HSBC Holdings PLC - Sponsored ADR Expires 01/17/15 Strike Price $55	(72)	(9,504)

The accompanying notes are an integral part of the Portfolio of investments.

5

S1 FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2014

(UNAUDITED)

	NUMBER
	OF
	CONTRACTS	VALUE
CALL OPTIONS WRITTEN—(CONTINUED)
Knightsbridge Tankers Ltd.
Expires 09/20/14
Strike Price $17.50	(200)	$(6,500)
Knightsbridge Tankers Ltd.
Expires 09/20/14
Strike Price $20	(600)	(21,000)
Lindsay Corp.
Expires 06/21/14
Strike Price $85	(4)	(460)
SPDR Dow Jones Industrial
Average ETF Trust
Expires 06/30/14
Strike Price $169	(215)	(12,685)
SPDR S&P 500 ETF Trust
Expires 07/19/14
Strike Price $194	(120)	(21,480)
United Rentals Inc.
Expires 07/19/14
Strike Price $115	(125)	(8,750)
Utilities Select Sector SPDR Fund
Expires 09/20/14
Strike Price $42	(150)	(19,050)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $100,592)		(108,829)

PUT OPTIONS WRITTEN—(0.1)%
iShares Russell 2000 ETF
Expires 06/30/14
Strike Price $105	(275)	(10,725)
SPDR S&P 500 ETF Trust
Expires 07/19/14
Strike Price $172	(410)	(9,840)
USG Corp.
Expires 08/16/14
Strike Price $27	(100)	(7,750)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $61,722)		(28,315)

TOTAL WRITTEN OPTIONS — (0.2)% (Premiums Received $162,314)		(137,144)

VALUE
OTHER ASSETS IN EXCESS OF LIABILITIES — 51.8%	$45,555,813

NET ASSETS — 100.0%	$87,978,001

*Non-income producing security.

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$73,034,245

Gross unrealized appreciation	$10,520,107
Gross unrealized depreciation	(1,500,586)

Net unrealized appreciation	$9,019,521

†	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
Δ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2014, fair valued positions amounted to $210,126 or 0.2% of net assets.
^	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-traded Fund
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poors
SPDR	Standard & Poors Depositary Receipt

The accompanying notes are an integral part of the Portfolio of investments.

6

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2014

(UNAUDITED)

PORTFOLIO VALUATION — The S1 Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yield, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	–	quoted prices in active markets for identical securities;

• Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2014

(UNAUDITED)  (CONTINUED)

The following is a summary of inputs used, as of May 31, 2014, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT MAY 31, 2014	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Common Stocks
Consumer Discretionary	$18,267,562	$18,267,562	$—	$—
Consumer Staples	1,135,081	779,195	355,886	—
Energy	768,890	477,610	291,280	—
Financials	6,946,793	6,227,279	719,514	—
Health Care	316,540	106,414	210,126	—
Industrials	8,560,930	7,533,148	1,027,782	—
Information Technology	20,344,829	20,344,829	—	—
Materials	4,346,677	3,914,558	432,119	—
Real Estate Investment Trusts	10,532,111	10,075,354	456,757	—
Telecommunication Services	1,224,484	1,224,484	—	—
Exchange Traded Funds	8,824,901	8,824,901	—	—
Foreign Government Note	9,495	—	9,495	—
U.S. Treasury Note	104,363	—	104,363	—
Warrants	115,950	115,950	—	—
Asset Derivatives
Equity Contracts	555,160	555,160	—	—
Total Assets	$82,053,766	$78,446,444	$3,607,322	$—

	TOTAL FAIR VALUE AT MAY 31, 2014	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Common Stocks Sold Short
Consumer Discretionary	$(6,448,233)	$(5,739,209)	$(709,024)	$—
Consumer Staples	(959,768)	(753,510)	(206,258)	—
Financials	(2,037,760)	(1,813,806)	(223,954)	—
Health Care	(1,434,103)	(1,434,103)	—	—
Industrials	(1,541,209)	(1,541,209)	—	—
Information Technology	(15,333,702)	(14,529,666)	(804,036)	—
Real Estate Investment Trusts	(7,246,363)	(7,246,363)	—	—
Telecommunications Services	(1,551,377)	(864,220)	(687,157)	—
Utilities	(336,700)	(336,700)	—	—
Exchange Traded Funds	(2,605,219)	(2,605,219)	—	—
Liability Derivatives
Equity Contracts	(137,144)	(137,144)	—	—
Total Liabilities	$(39,631,578)	$(37,001,149)	$(2,630,429)	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed

8

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2014

(UNAUDITED) (CONTINUED)

for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2014, the Fund had no significant transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2014 grouped by contract type and risk exposure category.

			INTEREST	FOREIGN
		EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE		CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL
		Asset Derivatives
Purchased Options	$	555,160	$—	$—	$—	$555,160
		Liability Derivatives
Written Options	$	(137,144)	$—	$—	$—	$(137,144)

For the period ended May 31, 2014, the Fund’s quarterly average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
$771,323	$265,702

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The

9

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2014

(UNAUDITED)  (CONTINUED)

risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

As of May 31, 2014, the Fund had options written valued at ($137,144).

The Fund had transactions in options written during the period ended May 31, 2014 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2013	3,670	$343,283
Options written	28,864	2,331,526
Options closed	(25,171)	(2,352,159)
Options expired	(4,342)	(160,336)
Options exercised	—	—

Options outstanding at May 31, 2014	3,021	$162,314

SHORT SALES — When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

10

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2014

(UNAUDITED)  (CONTINUED)

Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. As of May 31, 2014, the Fund had no futures contracts.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing their investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. As of May 31, 2014, the Fund had no forward contracts.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

11

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

May 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS — 91.3%
Apparel — 0.9%
Barry (R.G.) Corp.	30,149	$569,213

Auto Parts — 0.1%
Modine Manufacturing Co. *	4,246	64,836

Banks — 6.5%
Dundee Corp., Class A *	19,395	288,210
First BanCorp/Puerto Rico *	5,316	25,889
First Horizon National Corp.	233,176	2,672,197
Intervest Bancshares Corp.	15,428	114,476
MainSource Financial Group, Inc.	60,266	1,003,429

		4,104,201

Coal — 9.6%
Arch Coal, Inc. (a)	875,889	3,118,165
Peabody Energy Corp.	180,835	2,922,294

		6,040,459

Commercial Services — 7.2%
Aegean Marine Petroleum Network, Inc. (a)	178,720	1,810,434
Ardmore Shipping Corp.	96,774	1,346,126
Baltic Trading, Ltd.	2,390	15,320
Hudson Global Inc. *	236,723	939,790
Insperity, Inc.	11,951	382,671

		4,494,341

Electronics — 0.5%
Kemet Corp. *	23,632	140,610
Pulse Electronics Corp. *	56,189	161,825

		302,435

Healthcare - Products — 1.3%
Orthofix International NV *	25,444	806,320

Healthcare - Services — 5.0%
Five Star Quality Care, Inc. *	591,821	3,124,815

Home Builders — 7.8%
Meritage Homes Corp. *	34,816	1,396,470
Taylor Morrison Home Corp., Class A *	162,843	3,468,556

		4,865,026

Industrial — 3.6%
FreightCar America, Inc.	87,982	2,262,017

Insurance — 2.6%
Assured Guaranty, Ltd.	27,695	676,312
First American Financial Corp.	33,039	925,753

		1,602,065

Internet — 1.3%
ModusLink Global Solutions, Inc. * (a)	219,975	794,110

Machinery - Diversified — 1.6%
Intevac, Inc. *	136,548	1,006,359

	Shares	Value
Mining — 4.0%
Alumina Ltd. SP ADR *	130,842	$693,463
Cameco Corp.	28,900	578,000
Thompson Creek Metals Co., Inc. * (a)	439,422	1,234,776

		2,506,239

Miscellaneous Manfacturing — 1.6%
Orbotech, Ltd. *	63,505	978,612

Oil & Gas — 6.5%
Swift Energy Co. * (a)	202,330	2,195,281
Willbros Group, Inc. *	152,677	1,856,552

		4,051,833

Real Estate — 0.7%
Forestar Group, Inc. *	25,180	438,636

Real Estate Investment Trusts — 5.2%
NorthStar Realty Finance Corp.	39,710	657,201
Piedmont Office Realty Trust Inc. (a)	41,680	776,082
Redwood Trust, Inc. (a)	26,750	521,358
Rexford Industrial Realty, Inc.	14,396	201,256
Strategic Hotels & Resorts, Inc. *	103,623	1,129,491
Terreno Realty Corp.	104	2,018

		3,287,406

Retail — 4.9%
MarineMax, Inc. *	72,881	1,171,198
Office Depot, Inc. *	315,073	1,613,172
Wet Seal Inc./The Class A *	346,920	291,413

		3,075,783

Savings & Loans — 11.0%
Flagstar Bancorp, Inc. *	237,775	4,044,553
HomeStreet, Inc.	121,681	2,180,524
Pulaski Financial Corp.	60,007	663,077

		6,888,154

Semiconductors — 3.0%
Alpha & Omega Semiconductor Ltd. *	23,253	191,605
Axcelis Technologies, Inc. *	768,058	1,443,949
Sunedison Semiconductor Ltd.	16,750	257,950

		1,893,504

Software — 2.0%
Avid Technology, Inc. *	89,087	664,589
Take-Two Interactive Software, Inc. *	29,340	605,284

		1,269,873

Telecommunications — 4.4%
Aviat Networks, Inc. *	1,535,394	1,627,518

The accompanying notes are an integral part of the portfolio of investments.

1

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (concluded)

May 31, 2014

(unaudited)

	Shares	Value
Telecommunications — (Continued)
Comverse, Inc. *	44,662	$1,105,380

		2,732,898

TOTAL COMMON STOCKS (Cost $46,148,621)		57,159,135

	Par (000)	Value
CORPORATE BONDS — 2.5%
LandAmerica Financial Group, Inc. CONV ‡
0.00%, 05/15/34	$33	8,068
Northstar Realty Finance Corp. ^
3.00%, 09/30/14	998	995,994
RAIT Financial Trust CONV
7.00%, 04/01/31	463	589,746

TOTAL CORPORATE BONDS (Cost $1,461,619)		1,593,808

	Shares	Value
EXCHANGE TRADED FUND — 0.4%
Finance — 0.4%
iShares Russell 2000 Value Index Fund (a)	2,447	241,935

TOTAL EXCHANGE TRADED FUND (Cost $236,179)		241,935

SECURITIES LENDING COLLATERAL — 17.4%
BlackRock Liquidity Fund, Institutional Shares (a)	10,857,077	10,857,077

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,857,077)		10,857,077

TOTAL INVESTMENTS — 111.6% (Cost $58,703,496) **		$69,851,955

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.6)%		(7,272,733)

NET ASSETS — 100.0%		$62,579,222

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2014, the market value of securities on loan was $10,434,260.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of The RBB Fund, Inc’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of May 31, 2014, this holding amounted to $8,068 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
^	Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2014, this security amounted to $995,994 or 1.6% of net assets. This security has been determined by the Adviser to be a liquid security.
CONV	Convertible
SP ADR	Sponsored American Depositary Receipt.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$58,703,496

Gross unrealized appreciation	$15,792,007
Gross unrealized depreciation	(4,643,548)

Net unrealized appreciation	$11,148,459

2

The accompanying notes are an integral part of the portfolio of investments.

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

May 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS — 91.6%
Aerospace & Defense — 0.8%
Boeing Co. (The)	2,030	$274,558

Aircraft — 1.3%
Bombardier, Inc., Class B	136,007	460,914

Automobile Manufacturers — 0.6%
Navistar International Corp. *(a)	6,686	229,129

Automobile Parts & Equipment — 0.2%
Magna International, Inc. (a)	760	77,763

Banks — 26.4%
Bank of America Corp.	117,367	1,776,936
Barclays PLC, SP ADR	39,683	655,563
Citigroup, Inc.	38,554	1,834,014
Huntington Bancshares, Inc.	23,839	220,988
JPMorgan Chase & Co.	25,510	1,417,591
KeyCorp	21,045	288,106
Regions Financial Corp.	63,505	647,116
SunTrust Banks, Inc.	69,179	2,650,939

		9,491,253

Coal — 10.0%
Arch Coal, Inc. (a)	338,357	1,204,551
Consol Energy, Inc.	19,603	865,865
Peabody Energy Corp.	92,925	1,501,668

		3,572,084

Commercial Services — 1.2%
Aegean Marine Petroleum Network, Inc. (a)	42,849	434,060

Electric — 0.4%
FirstEnergy Corp.	4,510	152,528

Health Care - Services — 0.9%
Brookdale Senior Living, Inc. *	10,095	335,760

Home Builders — 9.0%
Lennar Corp., Class A	30,165	1,233,749
Taylor Morrison Home Corp., Class A *	13,660	290,958
Toll Brothers, Inc. *	47,320	1,713,930

		3,238,637

Insurance — 12.0%
Allstate Corp., (The)	15,766	918,527
American International Group, Inc.	24,135	1,304,979
Assured Guaranty, Ltd.	35,576	868,766
Hartford Financial Services Group, Inc.	34,676	1,201,523

		4,293,795

IT Services — 1.2%
Symantec Corp	19,639	431,862

	Shares	Value
Leisure Time — 3.6%
Carnival Corp.	32,125	$1,285,964

Lodging — 5.3%
Marriott International, Inc., Class A	30,910	1,904,674

Mining — 0.7%
Alcoa, Inc.	19,355	263,422

Office Products — 1.3%
Office Depot, Inc. *	89,742	459,479

Oil & Gas — 16.1%
Chesapeake Energy Corp.	66,026	1,896,267
Devon Energy Corp.	13,115	969,199
Weatherford International, Ltd. *	119,188	2,585,188
WPX Energy, Inc. *	15,773	334,070

		5,784,724

Real Estate Investment Trusts — 0.6%
Columbia Property Trust, Inc.	7,996	210,215

TOTAL COMMON STOCKS (Cost $23,723,126)		32,900,821

EXCHANGE TRADED FUND — 0.8%
Finance — 0.8%
iShares Russell 1000 Value Index Fund	2,945	290,819

TOTAL EXCHANGE TRADED FUND (Cost $277,813)		290,819

SECURITIES LENDING COLLATERAL — 5.7%
BlackRock Liquidity Fund, Institutional Shares	2,035,470	2,035,470

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,035,470)		2,035,470

TOTAL INVESTMENTS — 98.1% (Cost $26,036,409) **		35,227,110

ASSETS IN EXCESS OF OTHER LIABILITIES — 1.9%		685,935

NET ASSETS — 100.0%		$35,913,045

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2014, market value of securities on loan was $1,968,464.
SP ADR	Sponsored American Depository Receipt.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$26,036,409

Gross unrealized appreciation	$10,857,185
Gross unrealized depreciation	(1,666,484)

Net unrealized appreciation	$9,190,701

The accompanying notes are an integral part of the portfolio of investments.

3

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

May 31, 2014

(Unaudited)

PORTFOLIO VALUATION —The Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurement. The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;
• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summary of the inputs used, as of May 31, 2014, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

	Total Value as of May 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$57,159,135	$57,159,135	$—	$—
Corporate Bonds	1,593,808	—	1,585,740	8,068
Exchange Traded Fund	241,935	241,935	—	—
Securities Lending Collateral	10,857,077	10,857,077	—	—

Total	$69,851,955	$68,258,147	$1,585,740	$8,068

4

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments (Concluded)

May 31, 2014

(Unaudited)

Value Fund

		Total Value as of May 31, 2014		Level 1 Quoted Price		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Common Stocks*	$	32,900,821	$	32,900,821	$	—	$	—
Exchange Traded Fund		290,819		290,819		—		—
Securities Lending Collateral		2,035,470		2,035,470		—		—

Total	$	35,227,110	$	35,227,110	$	—	$	—

*Please refer to the Portfolio of Investments for details on portfolio holdings.

Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2014, there were no transfers between levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

May 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense — 0.2%
L-3 Communications Holdings, Inc.	1,000	$121,170

		121,170

Airlines — 0.1%
Southwest Airlines Co.	2,220	58,719

		58,719

Banks — 3.7%
US Bancorp.	39,650	1,672,834
Wells Fargo & Co.	6,060	307,727

		1,980,561

Commercial Services — 1.4%
Cintas Corp.	3,380	209,966
Total System Services, Inc.	14,900	450,874
Western Union Co., (The)	3,320	53,684

		714,524

Computers — 5.9%
EMC Corp.	47,750	1,268,240
Hewlett-Packard Co.	43,220	1,447,870
International Business Machines Corp.	350	64,526
NetApp, Inc.	9,250	342,342

		3,122,978

Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	1,500	102,600
Procter & Gamble Co., (The)	4,730	382,137

		484,737

Diversified Financial Services — 0.2%
CME Group, Inc.	1,590	114,480

		114,480

Electric — 11.6%
CMS Energy Corp.	2,660	79,135
DTE Energy Co.	1,640	124,837
Duke Energy Corp.	9,420	669,574
Edison International	21,610	1,191,575
Exelon Corp.	15,860	584,124
Firstenergy Corp.	1,630	55,127
PG&E Corp.	1,210	55,503
Pinnacle West Capital Corp.	1,000	55,420
PPL Corp.	21,950	770,226
SCANA Corp.	2,780	144,560
Wisconsin Energy Corp.	14,830	675,062
Xcel Energy, Inc.	57,980	1,783,465

		6,188,608

Electronics — 1.3%
Te Connectivity Ltd.	11,790	701,033

		701,033

	Number of Shares	Value

Environmental Control — 1.9%
Republic Services, Inc.	22,450	$794,730
Stericycle, Inc.*	1,000	114,370
Waste Management, Inc.	2,060	92,041

		1,001,141

Food — 9.1%
ConAgra Foods, Inc.	32,560	1,051,688
General Mills, Inc.	7,330	402,637
Hormel Foods Corp.	17,710	871,509
Kellogg Co.	12,810	883,634
McCormick & Co., Inc.	7,520	543,771
Sysco Corp.	29,520	1,107,886

		4,861,125

Healthcare-Products — 2.5%
Baxter International, Inc.	12,370	920,452
Carefusion Corp.*	2,140	91,870
DENTSPLY International, Inc.	1,160	54,856
Medtronic, Inc.	2,560	156,237
Patterson Cos., Inc.	1,000	39,159
Varian Medical Systems, Inc.*	700	57,715

		1,320,289

Healthcare-Services — 6.2%
Aetna, Inc.	15,850	1,229,168
Cigna Corp.	620	55,664
Humana, Inc.	510	63,475
Quest Diagnostics, Inc.	5,940	355,747
UnitedHealth Group, Inc.	18,630	1,483,507
Wellpoint, Inc.	1,210	131,116

		3,318,677

Household Products/Wares — 3.6%
Clorox Co., (The)	19,410	1,739,524
Kimberly-Clark Corp.	1,750	196,612

		1,936,136

Insurance — 0.9%
Berkshire Hathaway, Inc., Class B	1,490	191,227
Progressive Corp., (The)	2,640	66,079
Torchmark Corp.	580	46,939
Travelers Cos, Inc., (The)	1,550	144,848

		449,093

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	500	51,115

		51,115

Machinery-Diversified — 2.0%
Deere & Co.	11,470	1,045,720

		1,045,720

The accompanying notes are an integral part of the portfolio of investments.

1

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

May 31, 2014

(Unaudited)

	Number of Shares	Value

Media — 0.1%
News Corp., Class A*	3,510	$59,881

		59,881

Miscellaneous Manufacturing — 0.5%
General Electric Co.	9,640	258,256

		258,256

Oil & Gas — 2.9%
Chevron Corp.	1,400	171,906
Exxon Mobil Corp.	11,450	1,151,068
Marathon Petroleum Corp.	570	50,952
Occidental Petroleum Corp.	1,460	145,547
Southwestern Energy Co.*	1,000	45,469

		1,564,942

Pharmaceuticals — 11.5%
Eli Lilly & Co.	21,060	1,260,652
Express Scripts Holding Co.*	11,660	833,340
Johnson & Johnson	3,940	399,752
Merck & Co., Inc.	30,620	1,771,673
Pfizer, Inc.	36,500	1,081,495
Zoetis, Inc.	25,880	794,516

		6,141,428

Pipelines — 3.0%
Kinder Morgan, Inc.	1,620	54,092
Spectra Energy Corp.	36,430	1,478,329
Williams COS, Inc. (The)	1,220	57,291

		1,589,712

Real Estate Investment Trusts — 3.9%
Apartment Investment & Management Co., Class A	5,140	161,807
Crown Castle International Corp.	680	52,176
General Growth Properties, Inc.	37,900	903,157
HCP, Inc.	1,240	51,770
Simon Property Group, Inc.	5,000	832,300
Washington Prime Group, Inc.*	2,500	49,725

		2,050,935

Retail — 10.8%
Costco Wholesale Corp.	12,770	1,481,575
Dollar General Corp.*	5,450	293,101
Dollar Tree, Inc.*	23,760	1,259,993
Macy’s, Inc.	4,400	263,516
McDonald’s Corp.	10,900	1,105,587
Wal-Mart Stores, Inc.	17,660	1,355,758

		5,759,530

Savings & Loans — 0.2%
People’s United Financial, Inc.	8,450	121,426

		121,426

	Number of Shares	Value

Semiconductors — 2.1%
Intel Corp.	39,770	$1,086,516

		1,086,516

Software — 4.7%
Adobe Systems, Inc.*	960	61,958
Fidelity National Information Services, Inc.	1,320	71,478
Intuit, Inc.	19,470	1,543,776
Microsoft Corp.	18,930	774,994
Red Hat, Inc.*	870	43,604

		2,495,810

Telecommunications — 5.1%
AT&T, Inc.	40,840	1,448,595
Cisco Systems, Inc.	2,350	57,857
Motorola Solutions, Inc.	830	55,959
Verizon Communications, Inc.	23,430	1,170,563

		2,732,974

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	6,460	386,696
United Parcel Service, Inc., Class B	2,560	265,933

		652,629

TOTAL COMMON STOCKS (Cost $48,087,271)		51,984,145

TOTAL INVESTMENTS - 97.6% (Cost $48,087,271)**		51,984,145

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%		1,256,332

NET ASSETS - 100.0%		$53,240,477

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$48,087,271

Gross unrealized appreciation	$4,026,561
Gross unrealized depreciation	(129,686)

Net unrealized appreciation	$3,896,875

The accompanying notes are an integral part of the portfolio of investments.

2

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments

May 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Summit Global Investments U.S. Low Volatility Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1	—	quoted prices in active markets for identical securities;

— Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments (Concluded)

May 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$51,984,145	$51,984,145	$ —	$ —

* Please refer to Portfolio of Investments for further details.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	7/30/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	7/30/2014

By (Signature and Title)*	/s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date	7/30/2014

* Print the name and title of each signing officer under his or her signature.